Shareholder Report		12 Months Ended
	Aug. 01, 2023	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000092805
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Institutional Class
Trading Symbol		EVSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	0.48%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,449	$10,400
9/30/2014	$10,298	$10,254
10/31/2014	$10,528	$10,505
11/30/2014	$10,844	$10,787
12/31/2014	$10,824	$10,760
1/31/2015	$10,551	$10,437
2/28/2015	$11,133	$11,037
3/31/2015	$10,975	$10,862
4/30/2015	$11,025	$10,966
5/31/2015	$11,191	$11,108
6/30/2015	$10,975	$10,892
7/31/2015	$11,255	$11,121
8/31/2015	$10,580	$10,450
9/30/2015	$10,414	$10,191
10/31/2015	$11,234	$11,051
11/30/2015	$11,241	$11,084
12/31/2015	$11,098	$10,909
1/31/2016	$10,549	$10,368
2/29/2016	$10,598	$10,354
3/31/2016	$11,284	$11,056
4/30/2016	$11,260	$11,099
5/31/2016	$11,405	$11,298
6/30/2016	$11,438	$11,327
7/31/2016	$11,890	$11,745
8/31/2016	$11,874	$11,762
9/30/2016	$11,874	$11,764
10/31/2016	$11,672	$11,549
11/30/2016	$12,181	$11,977
12/31/2016	$12,440	$12,214
1/31/2017	$12,606	$12,445
2/28/2017	$13,087	$12,939
3/31/2017	$13,079	$12,955
4/30/2017	$13,179	$13,088
5/31/2017	$13,345	$13,272
6/30/2017	$13,461	$13,355
7/31/2017	$13,735	$13,629
8/31/2017	$13,818	$13,671
9/30/2017	$14,125	$13,953
10/31/2017	$14,448	$14,278
11/30/2017	$14,913	$14,716
12/31/2017	$15,037	$14,880
1/31/2018	$15,810	$15,732
2/28/2018	$15,202	$15,152
3/31/2018	$14,768	$14,767
4/30/2018	$14,785	$14,824
5/31/2018	$15,063	$15,181
6/30/2018	$15,089	$15,274
7/31/2018	$15,610	$15,843
8/31/2018	$16,070	$16,359
9/30/2018	$16,088	$16,452
10/31/2018	$14,924	$15,327
11/30/2018	$15,202	$15,640
12/31/2018	$13,822	$14,228
1/31/2019	$14,892	$15,368
2/28/2019	$15,319	$15,861
3/31/2019	$15,571	$16,169
4/30/2019	$16,129	$16,824
5/31/2019	$14,994	$15,755
6/30/2019	$16,082	$16,865
7/31/2019	$16,343	$17,108
8/31/2019	$15,971	$16,837
9/30/2019	$16,343	$17,152
10/31/2019	$16,677	$17,523
11/30/2019	$17,319	$18,159
12/31/2019	$17,836	$18,707
1/31/2020	$17,642	$18,700
2/29/2020	$16,182	$17,161
3/31/2020	$14,294	$15,041
4/30/2020	$16,162	$16,969
5/31/2020	$16,883	$17,778
6/30/2020	$17,184	$18,131
7/31/2020	$18,040	$19,153
8/31/2020	$19,364	$20,530
9/30/2020	$18,576	$19,750
10/31/2020	$18,099	$19,225
11/30/2020	$20,045	$21,329
12/31/2020	$20,774	$22,149
1/31/2021	$20,678	$21,926
2/28/2021	$21,286	$22,530
3/31/2021	$22,427	$23,517
4/30/2021	$23,589	$24,772
5/31/2021	$23,717	$24,945
6/30/2021	$24,250	$25,527
7/31/2021	$24,762	$26,134
8/31/2021	$25,583	$26,929
9/30/2021	$24,346	$25,676
10/31/2021	$26,106	$27,475
11/30/2021	$25,988	$27,285
12/31/2021	$27,201	$28,507
1/31/2022	$25,927	$27,032
2/28/2022	$25,256	$26,223
3/31/2022	$26,159	$27,196
4/30/2022	$24,040	$24,825
5/31/2022	$24,132	$24,870
6/30/2022	$22,013	$22,818
7/31/2022	$23,959	$24,921
8/31/2022	$22,974	$23,905
9/30/2022	$20,902	$21,703
10/31/2022	$22,592	$23,461
11/30/2022	$23,773	$24,772
12/31/2022	$22,353	$23,344
1/31/2023	$23,822	$24,811
2/28/2023	$23,346	$24,206
3/31/2023	$24,073	$25,095
4/30/2023	$24,272	$25,486
5/31/2023	$24,537	$25,597
6/30/2023	$26,323	$27,288
7/31/2023	$27,170	$28,165
8/31/2023	$26,667	$27,717
9/30/2023	$25,542	$26,395
10/31/2023	$24,960	$25,840
11/30/2023	$27,025	$28,200
12/31/2023	$28,239	$29,481
1/31/2024	$28,877	$29,977
2/29/2024	$30,633	$31,577
3/31/2024	$31,779	$32,593
4/30/2024	$30,473	$31,262
5/31/2024	$32,171	$32,812
6/30/2024	$33,346	$33,989
7/31/2024	$33,680	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	23.96	15.56	12.91
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

AssetsNet		$ 1,102,215,985
Holdings Count | Holding		157
Advisory Fees Paid, Amount		$ 3,431,110
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
C000163729
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Class R6
Trading Symbol		EVSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$46	0.41%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Line Graph [Table Text Block]
	Class R6	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,449	$10,400
9/30/2014	$10,298	$10,254
10/31/2014	$10,528	$10,505
11/30/2014	$10,844	$10,787
12/31/2014	$10,824	$10,760
1/31/2015	$10,551	$10,437
2/28/2015	$11,133	$11,037
3/31/2015	$10,975	$10,862
4/30/2015	$11,025	$10,966
5/31/2015	$11,191	$11,108
6/30/2015	$10,975	$10,892
7/31/2015	$11,255	$11,121
8/31/2015	$10,580	$10,450
9/30/2015	$10,414	$10,191
10/31/2015	$11,241	$11,051
11/30/2015	$11,241	$11,084
12/31/2015	$11,105	$10,909
1/31/2016	$10,552	$10,368
2/29/2016	$10,608	$10,354
3/31/2016	$11,289	$11,056
4/30/2016	$11,265	$11,099
5/31/2016	$11,417	$11,298
6/30/2016	$11,441	$11,327
7/31/2016	$11,897	$11,745
8/31/2016	$11,889	$11,762
9/30/2016	$11,881	$11,764
10/31/2016	$11,681	$11,549
11/30/2016	$12,194	$11,977
12/31/2016	$12,448	$12,214
1/31/2017	$12,613	$12,445
2/28/2017	$13,106	$12,939
3/31/2017	$13,090	$12,955
4/30/2017	$13,189	$13,088
5/31/2017	$13,361	$13,272
6/30/2017	$13,477	$13,355
7/31/2017	$13,748	$13,629
8/31/2017	$13,839	$13,671
9/30/2017	$14,143	$13,953
10/31/2017	$14,472	$14,278
11/30/2017	$14,941	$14,716
12/31/2017	$15,057	$14,880
1/31/2018	$15,841	$15,732
2/28/2018	$15,229	$15,152
3/31/2018	$14,790	$14,767
4/30/2018	$14,816	$14,824
5/31/2018	$15,092	$15,181
6/30/2018	$15,118	$15,274
7/31/2018	$15,643	$15,843
8/31/2018	$16,099	$16,359
9/30/2018	$16,116	$16,452
10/31/2018	$14,963	$15,327
11/30/2018	$15,238	$15,640
12/31/2018	$13,851	$14,228
1/31/2019	$14,931	$15,368
2/28/2019	$15,365	$15,861
3/31/2019	$15,614	$16,169
4/30/2019	$16,177	$16,824
5/31/2019	$15,032	$15,755
6/30/2019	$16,131	$16,865
7/31/2019	$16,389	$17,108
8/31/2019	$16,020	$16,837
9/30/2019	$16,389	$17,152
10/31/2019	$16,721	$17,523
11/30/2019	$17,367	$18,159
12/31/2019	$17,889	$18,707
1/31/2020	$17,695	$18,700
2/29/2020	$16,226	$17,161
3/31/2020	$14,332	$15,041
4/30/2020	$16,207	$16,969
5/31/2020	$16,932	$17,778
6/30/2020	$17,241	$18,131
7/31/2020	$18,092	$19,153
8/31/2020	$19,425	$20,530
9/30/2020	$18,643	$19,750
10/31/2020	$18,169	$19,225
11/30/2020	$20,121	$21,329
12/31/2020	$20,846	$22,149
1/31/2021	$20,751	$21,926
2/28/2021	$21,365	$22,530
3/31/2021	$22,498	$23,517
4/30/2021	$23,674	$24,772
5/31/2021	$23,801	$24,945
6/30/2021	$24,341	$25,527
7/31/2021	$24,850	$26,134
8/31/2021	$25,676	$26,929
9/30/2021	$24,437	$25,676
10/31/2021	$26,206	$27,475
11/30/2021	$26,089	$27,285
12/31/2021	$27,310	$28,507
1/31/2022	$26,034	$27,032
2/28/2022	$25,367	$26,223
3/31/2022	$26,275	$27,196
4/30/2022	$24,148	$24,825
5/31/2022	$24,240	$24,870
6/30/2022	$22,113	$22,818
7/31/2022	$24,067	$24,921
8/31/2022	$23,078	$23,905
9/30/2022	$20,997	$21,703
10/31/2022	$22,699	$23,461
11/30/2022	$23,895	$24,772
12/31/2022	$22,457	$23,344
1/31/2023	$23,941	$24,811
2/28/2023	$23,468	$24,206
3/31/2023	$24,190	$25,095
4/30/2023	$24,400	$25,486
5/31/2023	$24,663	$25,597
6/30/2023	$26,462	$27,288
7/31/2023	$27,303	$28,165
8/31/2023	$26,804	$27,717
9/30/2023	$25,674	$26,395
10/31/2023	$25,097	$25,840
11/30/2023	$27,171	$28,200
12/31/2023	$28,393	$29,481
1/31/2024	$29,041	$29,977
2/29/2024	$30,796	$31,577
3/31/2024	$31,948	$32,593
4/30/2024	$30,652	$31,262
5/31/2024	$32,351	$32,812
6/30/2024	$33,531	$33,989
7/31/2024	$33,876	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	24.08	15.63	12.98
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet		$ 1,102,215,985
Holdings Count | Holding		157
Advisory Fees Paid, Amount		$ 3,431,110
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
C000089478
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Class C
Trading Symbol		EVSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$174	1.56%

Expenses Paid, Amount		$ 174
Expense Ratio, Percent		1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Line Graph [Table Text Block]
	Class C	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,440	$10,400
9/30/2014	$10,278	$10,254
10/31/2014	$10,498	$10,505
11/30/2014	$10,802	$10,787
12/31/2014	$10,765	$10,760
1/31/2015	$10,489	$10,437
2/28/2015	$11,057	$11,037
3/31/2015	$10,888	$10,862
4/30/2015	$10,926	$10,966
5/31/2015	$11,080	$11,108
6/30/2015	$10,857	$10,892
7/31/2015	$11,118	$11,121
8/31/2015	$10,443	$10,450
9/30/2015	$10,267	$10,191
10/31/2015	$11,072	$11,051
11/30/2015	$11,065	$11,084
12/31/2015	$10,920	$10,909
1/31/2016	$10,367	$10,368
2/29/2016	$10,410	$10,354
3/31/2016	$11,066	$11,056
4/30/2016	$11,032	$11,099
5/31/2016	$11,170	$11,298
6/30/2016	$11,187	$11,327
7/31/2016	$11,610	$11,745
8/31/2016	$11,593	$11,762
9/30/2016	$11,576	$11,764
10/31/2016	$11,369	$11,549
11/30/2016	$11,861	$11,977
12/31/2016	$12,094	$12,214
1/31/2017	$12,244	$12,445
2/28/2017	$12,711	$12,939
3/31/2017	$12,685	$12,955
4/30/2017	$12,764	$13,088
5/31/2017	$12,923	$13,272
6/30/2017	$13,020	$13,355
7/31/2017	$13,267	$13,629
8/31/2017	$13,338	$13,671
9/30/2017	$13,620	$13,953
10/31/2017	$13,929	$14,278
11/30/2017	$14,361	$14,716
12/31/2017	$14,455	$14,880
1/31/2018	$15,197	$15,732
2/28/2018	$14,602	$15,152
3/31/2018	$14,162	$14,767
4/30/2018	$14,171	$14,824
5/31/2018	$14,419	$15,181
6/30/2018	$14,437	$15,274
7/31/2018	$14,913	$15,843
8/31/2018	$15,344	$16,359
9/30/2018	$15,344	$16,452
10/31/2018	$14,226	$15,327
11/30/2018	$14,474	$15,640
12/31/2018	$13,149	$14,228
1/31/2019	$14,153	$15,368
2/28/2019	$14,553	$15,861
3/31/2019	$14,777	$16,169
4/30/2019	$15,294	$16,824
5/31/2019	$14,192	$15,755
6/30/2019	$15,216	$16,865
7/31/2019	$15,450	$17,108
8/31/2019	$15,089	$16,837
9/30/2019	$15,420	$17,152
10/31/2019	$15,713	$17,523
11/30/2019	$16,307	$18,159
12/31/2019	$16,783	$18,707
1/31/2020	$16,581	$18,700
2/29/2020	$15,198	$17,161
3/31/2020	$13,412	$15,041
4/30/2020	$15,148	$16,969
5/31/2020	$15,804	$17,778
6/30/2020	$16,076	$18,131
7/31/2020	$16,853	$19,153
8/31/2020	$18,085	$20,530
9/30/2020	$17,338	$19,750
10/31/2020	$16,874	$19,225
11/30/2020	$18,670	$21,329
12/31/2020	$19,336	$22,149
1/31/2021	$19,226	$21,926
2/28/2021	$19,775	$22,530
3/31/2021	$20,809	$23,517
4/30/2021	$21,864	$24,772
5/31/2021	$21,963	$24,945
6/30/2021	$22,436	$25,527
7/31/2021	$22,886	$26,134
8/31/2021	$23,623	$26,929
9/30/2021	$22,458	$25,676
10/31/2021	$24,062	$27,475
11/30/2021	$23,931	$27,285
12/31/2021	$25,026	$28,507
1/31/2022	$23,834	$27,032
2/28/2022	$23,202	$26,223
3/31/2022	$24,013	$27,196
4/30/2022	$22,045	$24,825
5/31/2022	$22,105	$24,870
6/30/2022	$20,150	$22,818
7/31/2022	$21,902	$24,921
8/31/2022	$21,004	$23,905
9/30/2022	$19,101	$21,703
10/31/2022	$20,648	$23,461
11/30/2022	$21,718	$24,772
12/31/2022	$20,405	$23,344
1/31/2023	$21,750	$24,811
2/28/2023	$21,306	$24,206
3/31/2023	$21,960	$25,095
4/30/2023	$22,133	$25,486
5/31/2023	$22,367	$25,597
6/30/2023	$23,997	$27,288
7/31/2023	$24,750	$28,165
8/31/2023	$24,293	$27,717
9/30/2023	$23,256	$26,395
10/31/2023	$22,725	$25,840
11/30/2023	$24,602	$28,200
12/31/2023	$25,696	$29,481
1/31/2024	$26,277	$29,977
2/29/2024	$27,858	$31,577
3/31/2024	$28,885	$32,593
4/30/2024	$27,696	$31,262
5/31/2024	$29,223	$32,812
6/30/2024	$30,291	$33,989
7/31/2024	$30,575	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	22.64	14.28	11.82
Class C with Load	21.64	14.28	11.82
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

AssetsNet		$ 1,102,215,985
Holdings Count | Holding		157
Advisory Fees Paid, Amount		$ 3,431,110
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
C000089477
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Class A
Trading Symbol		EVSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$93	0.83%

Expenses Paid, Amount		$ 93
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Line Graph [Table Text Block]
	Class A with Load	S&P 500 Index
7/31/2014	$9,427	$10,000
8/31/2014	$9,844	$10,400
9/30/2014	$9,699	$10,254
10/31/2014	$9,913	$10,505
11/30/2014	$10,208	$10,787
12/31/2014	$10,177	$10,760
1/31/2015	$9,924	$10,437
2/28/2015	$10,470	$11,037
3/31/2015	$10,313	$10,862
4/30/2015	$10,354	$10,966
5/31/2015	$10,505	$11,108
6/30/2015	$10,306	$10,892
7/31/2015	$10,559	$11,121
8/31/2015	$9,924	$10,450
9/30/2015	$9,766	$10,191
10/31/2015	$10,532	$11,051
11/30/2015	$10,532	$11,084
12/31/2015	$10,398	$10,909
1/31/2016	$9,877	$10,368
2/29/2016	$9,923	$10,354
3/31/2016	$10,559	$11,056
4/30/2016	$10,536	$11,099
5/31/2016	$10,674	$11,298
6/30/2016	$10,697	$11,327
7/31/2016	$11,111	$11,745
8/31/2016	$11,103	$11,762
9/30/2016	$11,088	$11,764
10/31/2016	$10,896	$11,549
11/30/2016	$11,371	$11,977
12/31/2016	$11,606	$12,214
1/31/2017	$11,763	$12,445
2/28/2017	$12,210	$12,939
3/31/2017	$12,195	$12,955
4/30/2017	$12,281	$13,088
5/31/2017	$12,438	$13,272
6/30/2017	$12,548	$13,355
7/31/2017	$12,791	$13,629
8/31/2017	$12,869	$13,671
9/30/2017	$13,144	$13,953
10/31/2017	$13,450	$14,278
11/30/2017	$13,874	$14,716
12/31/2017	$13,981	$14,880
1/31/2018	$14,702	$15,732
2/28/2018	$14,137	$15,152
3/31/2018	$13,719	$14,767
4/30/2018	$13,736	$14,824
5/31/2018	$13,990	$15,181
6/30/2018	$14,006	$15,274
7/31/2018	$14,489	$15,843
8/31/2018	$14,906	$16,359
9/30/2018	$14,923	$16,452
10/31/2018	$13,842	$15,327
11/30/2018	$14,096	$15,640
12/31/2018	$12,806	$14,228
1/31/2019	$13,803	$15,368
2/28/2019	$14,196	$15,861
3/31/2019	$14,423	$16,169
4/30/2019	$14,930	$16,824
5/31/2019	$13,873	$15,755
6/30/2019	$14,878	$16,865
7/31/2019	$15,114	$17,108
8/31/2019	$14,773	$16,837
9/30/2019	$15,105	$17,152
10/31/2019	$15,411	$17,523
11/30/2019	$15,997	$18,159
12/31/2019	$16,474	$18,707
1/31/2020	$16,283	$18,700
2/29/2020	$14,933	$17,161
3/31/2020	$13,190	$15,041
4/30/2020	$14,905	$16,969
5/31/2020	$15,562	$17,778
6/30/2020	$15,845	$18,131
7/31/2020	$16,620	$19,153
8/31/2020	$17,833	$20,530
9/30/2020	$17,113	$19,750
10/31/2020	$16,666	$19,225
11/30/2020	$18,454	$21,329
12/31/2020	$19,112	$22,149
1/31/2021	$19,012	$21,926
2/28/2021	$19,571	$22,530
3/31/2021	$20,609	$23,517
4/30/2021	$21,667	$24,772
5/31/2021	$21,786	$24,945
6/30/2021	$22,265	$25,527
7/31/2021	$22,724	$26,134
8/31/2021	$23,473	$26,929
9/30/2021	$22,335	$25,676
10/31/2021	$23,942	$27,475
11/30/2021	$23,822	$27,285
12/31/2021	$24,926	$28,507
1/31/2022	$23,757	$27,032
2/28/2022	$23,141	$26,223
3/31/2022	$23,963	$27,196
4/30/2022	$22,016	$24,825
5/31/2022	$22,091	$24,870
6/30/2022	$20,144	$22,818
7/31/2022	$21,907	$24,921
8/31/2022	$21,009	$23,905
9/30/2022	$19,105	$21,703
10/31/2022	$20,652	$23,461
11/30/2022	$21,723	$24,772
12/31/2022	$20,409	$23,344
1/31/2023	$21,755	$24,811
2/28/2023	$21,311	$24,206
3/31/2023	$21,965	$25,095
4/30/2023	$22,138	$25,486
5/31/2023	$22,373	$25,597
6/30/2023	$24,002	$27,288
7/31/2023	$24,755	$28,165
8/31/2023	$24,299	$27,717
9/30/2023	$23,261	$26,395
10/31/2023	$22,731	$25,840
11/30/2023	$24,607	$28,200
12/31/2023	$25,702	$29,481
1/31/2024	$26,283	$29,977
2/29/2024	$27,865	$31,577
3/31/2024	$28,892	$32,593
4/30/2024	$27,702	$31,262
5/31/2024	$29,230	$32,812
6/30/2024	$30,298	$33,989
7/31/2024	$30,582	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	23.54	15.14	12.49
Class A with Load	16.45	13.79	11.83
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

AssetsNet		$ 1,102,215,985
Holdings Count | Holding		157
Advisory Fees Paid, Amount		$ 3,431,110
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
C000089479
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Administrator Class
Trading Symbol		EVSYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$83	0.74%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund outperformed its benchmark, and the Fund's investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and information technology (IT) contributed to relative performance. Negative stock selection effects within materials and real estate detracted from relative performance. The Fund’s underweight to IT also detracted modestly from results. Over the longer term, broad diversification and risk controls surrounding sector weights typically result in stock selection being the main driver of relative performance within the Fund.

Line Graph [Table Text Block]
	Administrator Class	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,452	$10,400
9/30/2014	$10,295	$10,254
10/31/2014	$10,524	$10,505
11/30/2014	$10,837	$10,787
12/31/2014	$10,808	$10,760
1/31/2015	$10,538	$10,437
2/28/2015	$11,120	$11,037
3/31/2015	$10,957	$10,862
4/30/2015	$11,006	$10,966
5/31/2015	$11,163	$11,108
6/30/2015	$10,950	$10,892
7/31/2015	$11,220	$11,121
8/31/2015	$10,545	$10,450
9/30/2015	$10,382	$10,191
10/31/2015	$11,198	$11,051
11/30/2015	$11,198	$11,084
12/31/2015	$11,057	$10,909
1/31/2016	$10,508	$10,368
2/29/2016	$10,556	$10,354
3/31/2016	$11,232	$11,056
4/30/2016	$11,208	$11,099
5/31/2016	$11,352	$11,298
6/30/2016	$11,376	$11,327
7/31/2016	$11,821	$11,745
8/31/2016	$11,813	$11,762
9/30/2016	$11,805	$11,764
10/31/2016	$11,598	$11,549
11/30/2016	$12,108	$11,977
12/31/2016	$12,360	$12,214
1/31/2017	$12,523	$12,445
2/28/2017	$13,004	$12,939
3/31/2017	$12,987	$12,955
4/30/2017	$13,085	$13,088
5/31/2017	$13,248	$13,272
6/30/2017	$13,362	$13,355
7/31/2017	$13,623	$13,629
8/31/2017	$13,713	$13,671
9/30/2017	$14,006	$13,953
10/31/2017	$14,332	$14,278
11/30/2017	$14,789	$14,716
12/31/2017	$14,905	$14,880
1/31/2018	$15,670	$15,732
2/28/2018	$15,066	$15,152
3/31/2018	$14,624	$14,767
4/30/2018	$14,650	$14,824
5/31/2018	$14,913	$15,181
6/30/2018	$14,939	$15,274
7/31/2018	$15,449	$15,843
8/31/2018	$15,899	$16,359
9/30/2018	$15,908	$16,452
10/31/2018	$14,760	$15,327
11/30/2018	$15,041	$15,640
12/31/2018	$13,668	$14,228
1/31/2019	$14,728	$15,368
2/28/2019	$15,145	$15,861
3/31/2019	$15,390	$16,169
4/30/2019	$15,934	$16,824
5/31/2019	$14,810	$15,755
6/30/2019	$15,879	$16,865
7/31/2019	$16,133	$17,108
8/31/2019	$15,771	$16,837
9/30/2019	$16,124	$17,152
10/31/2019	$16,450	$17,523
11/30/2019	$17,085	$18,159
12/31/2019	$17,588	$18,707
1/31/2020	$17,390	$18,700
2/29/2020	$15,953	$17,161
3/31/2020	$14,090	$15,041
4/30/2020	$15,924	$16,969
5/31/2020	$16,624	$17,778
6/30/2020	$16,927	$18,131
7/31/2020	$17,759	$19,153
8/31/2020	$19,064	$20,530
9/30/2020	$18,288	$19,750
10/31/2020	$17,815	$19,225
11/30/2020	$19,726	$21,329
12/31/2020	$20,435	$22,149
1/31/2021	$20,331	$21,926
2/28/2021	$20,930	$22,530
3/31/2021	$22,046	$23,517
4/30/2021	$23,181	$24,772
5/31/2021	$23,305	$24,945
6/30/2021	$23,822	$25,527
7/31/2021	$24,317	$26,134
8/31/2021	$25,123	$26,929
9/30/2021	$23,894	$25,676
10/31/2021	$25,618	$27,475
11/30/2021	$25,505	$27,285
12/31/2021	$26,687	$28,507
1/31/2022	$25,435	$27,032
2/28/2022	$24,776	$26,223
3/31/2022	$25,648	$27,196
4/30/2022	$23,569	$24,825
5/31/2022	$23,659	$24,870
6/30/2022	$21,569	$22,818
7/31/2022	$23,469	$24,921
8/31/2022	$22,507	$23,905
9/30/2022	$20,462	$21,703
10/31/2022	$22,128	$23,461
11/30/2022	$23,279	$24,772
12/31/2022	$21,879	$23,344
1/31/2023	$23,316	$24,811
2/28/2023	$22,845	$24,206
3/31/2023	$23,544	$25,095
4/30/2023	$23,735	$25,486
5/31/2023	$23,989	$25,597
6/30/2023	$25,731	$27,288
7/31/2023	$26,545	$28,165
8/31/2023	$26,061	$27,717
9/30/2023	$24,943	$26,395
10/31/2023	$24,383	$25,840
11/30/2023	$26,392	$28,200
12/31/2023	$27,576	$29,481
1/31/2024	$28,187	$29,977
2/29/2024	$29,895	$31,577
3/31/2024	$30,992	$32,593
4/30/2024	$29,728	$31,262
5/31/2024	$31,381	$32,812
6/30/2024	$32,506	$33,989
7/31/2024	$32,825	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	23.66	15.26	12.62
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

AssetsNet		$ 1,102,215,985
Holdings Count | Holding		157
Advisory Fees Paid, Amount		$ 3,431,110
InvestmentCompanyPortfolioTurnover		37.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,102,215,985
# of portfolio holdings	157
Portfolio turnover rate	37%
Total advisory fees paid	$3,431,110

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.9
Apple, Inc.	6.9
NVIDIA Corp.	6.1
Amazon.com, Inc.	4.1
Meta Platforms, Inc. Class A	2.6
Alphabet, Inc. Class C	2.2
Broadcom, Inc.	2.0
Alphabet, Inc. Class A	2.0
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
C000019944
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Institutional Class
Trading Symbol		SGRNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$83	0.75%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,394	$10,420	$10,466
9/30/2014	$10,154	$10,202	$10,283
10/31/2014	$10,490	$10,483	$10,581
11/30/2014	$10,669	$10,737	$10,896
12/31/2014	$10,643	$10,737	$10,814
1/31/2015	$10,531	$10,438	$10,643
2/28/2015	$11,208	$11,043	$11,356
3/31/2015	$11,160	$10,930	$11,252
4/30/2015	$11,078	$10,980	$11,278
5/31/2015	$11,250	$11,132	$11,456
6/30/2015	$11,227	$10,945	$11,282
7/31/2015	$11,552	$11,128	$11,637
8/31/2015	$10,655	$10,457	$10,916
9/30/2015	$10,288	$10,152	$10,613
10/31/2015	$10,943	$10,954	$11,503
11/30/2015	$11,130	$11,014	$11,564
12/31/2015	$10,956	$10,788	$11,365
1/31/2016	$9,901	$10,180	$10,686
2/29/2016	$9,822	$10,176	$10,677
3/31/2016	$10,348	$10,893	$11,404
4/30/2016	$10,582	$10,960	$11,315
5/31/2016	$10,877	$11,156	$11,541
6/30/2016	$10,701	$11,179	$11,495
7/31/2016	$11,401	$11,623	$12,053
8/31/2016	$11,394	$11,653	$12,007
9/30/2016	$11,356	$11,671	$12,061
10/31/2016	$10,925	$11,419	$11,742
11/30/2016	$11,080	$11,930	$12,055
12/31/2016	$10,895	$12,162	$12,206
1/31/2017	$11,557	$12,391	$12,600
2/28/2017	$12,026	$12,852	$13,107
3/31/2017	$12,181	$12,861	$13,259
4/30/2017	$12,587	$12,997	$13,558
5/31/2017	$12,968	$13,130	$13,876
6/30/2017	$12,883	$13,249	$13,876
7/31/2017	$13,275	$13,498	$14,225
8/31/2017	$13,481	$13,524	$14,464
9/30/2017	$13,780	$13,854	$14,699
10/31/2017	$14,327	$14,157	$15,241
11/30/2017	$14,603	$14,586	$15,702
12/31/2017	$14,723	$14,732	$15,817
1/31/2018	$15,997	$15,509	$16,898
2/28/2018	$15,871	$14,937	$16,452
3/31/2018	$15,706	$14,637	$16,051
4/30/2018	$15,699	$14,693	$16,104
5/31/2018	$16,574	$15,108	$16,834
6/30/2018	$16,657	$15,207	$16,994
7/31/2018	$17,019	$15,711	$17,477
8/31/2018	$17,999	$16,263	$18,442
9/30/2018	$17,945	$16,290	$18,504
10/31/2018	$16,047	$15,090	$16,796
11/30/2018	$16,291	$15,393	$16,980
12/31/2018	$14,804	$13,960	$15,482
1/31/2019	$16,477	$15,158	$16,902
2/28/2019	$17,445	$15,691	$17,543
3/31/2019	$17,738	$15,920	$17,986
4/30/2019	$18,927	$16,556	$18,780
5/31/2019	$17,976	$15,485	$17,579
6/30/2019	$19,046	$16,572	$18,796
7/31/2019	$19,402	$16,819	$19,204
8/31/2019	$19,114	$16,476	$19,012
9/30/2019	$18,770	$16,765	$19,004
10/31/2019	$19,071	$17,126	$19,540
11/30/2019	$20,162	$17,777	$20,425
12/31/2019	$20,379	$18,290	$21,031
1/31/2020	$21,173	$18,270	$21,456
2/29/2020	$19,659	$16,774	$19,989
3/31/2020	$17,079	$14,468	$17,908
4/30/2020	$20,225	$16,384	$20,558
5/31/2020	$22,164	$17,260	$21,971
6/30/2020	$23,006	$17,655	$22,921
7/31/2020	$24,754	$18,657	$24,628
8/31/2020	$26,605	$20,009	$27,108
9/30/2020	$25,749	$19,280	$25,868
10/31/2020	$25,581	$18,864	$25,050
11/30/2020	$28,778	$21,159	$27,723
12/31/2020	$30,465	$22,111	$29,078
1/31/2021	$30,072	$22,012	$28,968
2/28/2021	$31,153	$22,700	$29,028
3/31/2021	$29,752	$23,514	$29,425
4/30/2021	$31,814	$24,726	$31,334
5/31/2021	$30,537	$24,839	$30,870
6/30/2021	$32,936	$25,452	$32,773
7/31/2021	$33,691	$25,882	$33,699
8/31/2021	$34,714	$26,620	$34,918
9/30/2021	$32,993	$25,426	$33,001
10/31/2021	$34,978	$27,145	$35,775
11/30/2021	$33,008	$26,732	$35,871
12/31/2021	$32,849	$27,785	$36,595
1/31/2022	$28,634	$26,150	$33,351
2/28/2022	$27,809	$25,491	$32,021
3/31/2022	$28,249	$26,318	$33,209
4/30/2022	$24,239	$23,956	$29,195
5/31/2022	$23,300	$23,924	$28,523
6/30/2022	$21,482	$21,923	$26,292
7/31/2022	$23,890	$23,979	$29,436
8/31/2022	$22,746	$23,084	$28,129
9/30/2022	$20,392	$20,944	$25,407
10/31/2022	$21,018	$22,661	$26,948
11/30/2022	$22,066	$23,844	$28,126
12/31/2022	$20,731	$22,448	$25,995
1/31/2023	$22,624	$23,994	$28,187
2/28/2023	$22,327	$23,433	$27,854
3/31/2023	$23,741	$24,060	$29,595
4/30/2023	$23,810	$24,316	$29,850
5/31/2023	$24,378	$24,411	$31,134
6/30/2023	$26,075	$26,078	$33,286
7/31/2023	$26,725	$27,013	$34,430
8/31/2023	$25,917	$26,491	$34,044
9/30/2023	$24,416	$25,229	$32,173
10/31/2023	$23,905	$24,560	$31,615
11/30/2023	$26,573	$26,851	$35,035
12/31/2023	$27,789	$28,275	$36,707
1/31/2024	$28,744	$28,588	$37,519
2/29/2024	$31,353	$30,136	$40,102
3/31/2024	$31,841	$31,108	$40,828
4/30/2024	$30,276	$29,739	$39,028
5/31/2024	$31,977	$31,144	$41,353
6/30/2024	$33,827	$32,108	$44,010
7/31/2024	$32,770	$32,705	$43,453

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	22.64	11.05	12.60
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Material Change Date	Aug. 01, 2023
AssetsNet		$ 3,744,930,781
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 20,902,798
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000163725
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Class R6
Trading Symbol		SGRHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$78	0.70%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,394	$10,420	$10,466
9/30/2014	$10,154	$10,202	$10,283
10/31/2014	$10,490	$10,483	$10,581
11/30/2014	$10,669	$10,737	$10,896
12/31/2014	$10,643	$10,737	$10,814
1/31/2015	$10,531	$10,438	$10,643
2/28/2015	$11,208	$11,043	$11,356
3/31/2015	$11,160	$10,930	$11,252
4/30/2015	$11,078	$10,980	$11,278
5/31/2015	$11,250	$11,132	$11,456
6/30/2015	$11,227	$10,945	$11,282
7/31/2015	$11,552	$11,128	$11,637
8/31/2015	$10,655	$10,457	$10,916
9/30/2015	$10,288	$10,152	$10,613
10/31/2015	$10,945	$10,954	$11,503
11/30/2015	$11,132	$11,014	$11,564
12/31/2015	$10,958	$10,788	$11,365
1/31/2016	$9,903	$10,180	$10,686
2/29/2016	$9,824	$10,176	$10,677
3/31/2016	$10,350	$10,893	$11,404
4/30/2016	$10,586	$10,960	$11,315
5/31/2016	$10,882	$11,156	$11,541
6/30/2016	$10,705	$11,179	$11,495
7/31/2016	$11,408	$11,623	$12,053
8/31/2016	$11,401	$11,653	$12,007
9/30/2016	$11,363	$11,671	$12,061
10/31/2016	$10,934	$11,419	$11,742
11/30/2016	$11,089	$11,930	$12,055
12/31/2016	$10,904	$12,162	$12,206
1/31/2017	$11,567	$12,391	$12,600
2/28/2017	$12,038	$12,852	$13,107
3/31/2017	$12,193	$12,861	$13,259
4/30/2017	$12,601	$12,997	$13,558
5/31/2017	$12,979	$13,130	$13,876
6/30/2017	$12,898	$13,249	$13,876
7/31/2017	$13,290	$13,498	$14,225
8/31/2017	$13,498	$13,524	$14,464
9/30/2017	$13,797	$13,854	$14,699
10/31/2017	$14,344	$14,157	$15,241
11/30/2017	$14,620	$14,586	$15,702
12/31/2017	$14,746	$14,732	$15,817
1/31/2018	$16,019	$15,509	$16,898
2/28/2018	$15,894	$14,937	$16,452
3/31/2018	$15,729	$14,637	$16,051
4/30/2018	$15,722	$14,693	$16,104
5/31/2018	$16,600	$15,108	$16,834
6/30/2018	$16,683	$15,207	$16,994
7/31/2018	$17,045	$15,711	$17,477
8/31/2018	$18,028	$16,263	$18,442
9/30/2018	$17,974	$16,290	$18,504
10/31/2018	$16,077	$15,090	$16,796
11/30/2018	$16,321	$15,393	$16,980
12/31/2018	$14,835	$13,960	$15,482
1/31/2019	$16,506	$15,158	$16,902
2/28/2019	$17,482	$15,691	$17,543
3/31/2019	$17,774	$15,920	$17,986
4/30/2019	$18,966	$16,556	$18,780
5/31/2019	$18,012	$15,485	$17,579
6/30/2019	$19,085	$16,572	$18,796
7/31/2019	$19,441	$16,819	$19,204
8/31/2019	$19,153	$16,476	$19,012
9/30/2019	$18,809	$16,765	$19,004
10/31/2019	$19,115	$17,126	$19,540
11/30/2019	$20,209	$17,777	$20,425
12/31/2019	$20,425	$18,290	$21,031
1/31/2020	$21,228	$18,270	$21,456
2/29/2020	$19,706	$16,774	$19,989
3/31/2020	$17,120	$14,468	$17,908
4/30/2020	$20,275	$16,384	$20,558
5/31/2020	$22,217	$17,260	$21,971
6/30/2020	$23,062	$17,655	$22,921
7/31/2020	$24,817	$18,657	$24,628
8/31/2020	$26,675	$20,009	$27,108
9/30/2020	$25,816	$19,280	$25,868
10/31/2020	$25,648	$18,864	$25,050
11/30/2020	$28,859	$21,159	$27,723
12/31/2020	$30,548	$22,111	$29,078
1/31/2021	$30,161	$22,012	$28,968
2/28/2021	$31,244	$22,700	$29,028
3/31/2021	$29,841	$23,514	$29,425
4/30/2021	$31,910	$24,726	$31,334
5/31/2021	$30,630	$24,839	$30,870
6/30/2021	$33,040	$25,452	$32,773
7/31/2021	$33,799	$25,882	$33,699
8/31/2021	$34,826	$26,620	$34,918
9/30/2021	$33,102	$25,426	$33,001
10/31/2021	$35,094	$27,145	$35,775
11/30/2021	$33,118	$26,732	$35,871
12/31/2021	$32,958	$27,785	$36,595
1/31/2022	$28,731	$26,150	$33,351
2/28/2022	$27,908	$25,491	$32,021
3/31/2022	$28,353	$26,318	$33,209
4/30/2022	$24,324	$23,956	$29,195
5/31/2022	$23,387	$23,924	$28,523
6/30/2022	$21,556	$21,923	$26,292
7/31/2022	$23,981	$23,979	$29,436
8/31/2022	$22,829	$23,084	$28,129
9/30/2022	$20,469	$20,944	$25,407
10/31/2022	$21,093	$22,661	$26,948
11/30/2022	$22,150	$23,844	$28,126
12/31/2022	$20,813	$22,448	$25,995
1/31/2023	$22,713	$23,994	$28,187
2/28/2023	$22,417	$23,433	$27,854
3/31/2023	$23,832	$24,060	$29,595
4/30/2023	$23,908	$24,316	$29,850
5/31/2023	$24,474	$24,411	$31,134
6/30/2023	$26,179	$26,078	$33,286
7/31/2023	$26,839	$27,013	$34,430
8/31/2023	$26,028	$26,491	$34,044
9/30/2023	$24,518	$25,229	$32,173
10/31/2023	$24,009	$24,560	$31,615
11/30/2023	$26,688	$26,851	$35,035
12/31/2023	$27,913	$28,275	$36,707
1/31/2024	$28,872	$28,588	$37,519
2/29/2024	$31,492	$30,136	$40,102
3/31/2024	$31,984	$31,108	$40,828
4/30/2024	$30,411	$29,739	$39,028
5/31/2024	$32,120	$31,144	$41,353
6/30/2024	$33,983	$32,108	$44,010
7/31/2024	$32,923	$32,705	$43,453

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	22.69	11.11	12.65
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 28, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

Material Change Date	Aug. 01, 2023
AssetsNet		$ 3,744,930,781
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 20,902,798
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000019941
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Class C
Trading Symbol		WGFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$210	1.90%

Expenses Paid, Amount		$ 210
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class C with Load	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,383	$10,420	$10,466
9/30/2014	$10,133	$10,202	$10,283
10/31/2014	$10,457	$10,483	$10,581
11/30/2014	$10,624	$10,737	$10,896
12/31/2014	$10,588	$10,737	$10,814
1/31/2015	$10,467	$10,438	$10,643
2/28/2015	$11,129	$11,043	$11,356
3/31/2015	$11,070	$10,930	$11,252
4/30/2015	$10,977	$10,980	$11,278
5/31/2015	$11,136	$11,132	$11,456
6/30/2015	$11,106	$10,945	$11,282
7/31/2015	$11,416	$11,128	$11,637
8/31/2015	$10,518	$10,457	$10,916
9/30/2015	$10,144	$10,152	$10,613
10/31/2015	$10,783	$10,954	$11,503
11/30/2015	$10,957	$11,014	$11,564
12/31/2015	$10,771	$10,788	$11,365
1/31/2016	$9,725	$10,180	$10,686
2/29/2016	$9,641	$10,176	$10,677
3/31/2016	$10,146	$10,893	$11,404
4/30/2016	$10,365	$10,960	$11,315
5/31/2016	$10,644	$11,156	$11,541
6/30/2016	$10,461	$11,179	$11,495
7/31/2016	$11,137	$11,623	$12,053
8/31/2016	$11,119	$11,653	$12,007
9/30/2016	$11,071	$11,671	$12,061
10/31/2016	$10,641	$11,419	$11,742
11/30/2016	$10,783	$11,930	$12,055
12/31/2016	$10,586	$12,162	$12,206
1/31/2017	$11,222	$12,391	$12,600
2/28/2017	$11,666	$12,852	$13,107
3/31/2017	$11,805	$12,861	$13,259
4/30/2017	$12,185	$12,997	$13,558
5/31/2017	$12,543	$13,130	$13,876
6/30/2017	$12,449	$13,249	$13,876
7/31/2017	$12,814	$13,498	$14,225
8/31/2017	$13,002	$13,524	$14,464
9/30/2017	$13,276	$13,854	$14,699
10/31/2017	$13,788	$14,157	$15,241
11/30/2017	$14,040	$14,586	$15,702
12/31/2017	$14,146	$14,732	$15,817
1/31/2018	$15,351	$15,509	$16,898
2/28/2018	$15,217	$14,937	$16,452
3/31/2018	$15,045	$14,637	$16,051
4/30/2018	$15,024	$14,693	$16,104
5/31/2018	$15,843	$15,108	$16,834
6/30/2018	$15,907	$15,207	$16,994
7/31/2018	$16,239	$15,711	$17,477
8/31/2018	$17,155	$16,263	$18,442
9/30/2018	$17,091	$16,290	$18,504
10/31/2018	$15,265	$15,090	$16,796
11/30/2018	$15,484	$15,393	$16,980
12/31/2018	$14,055	$13,960	$15,482
1/31/2019	$15,632	$15,158	$16,902
2/28/2019	$16,538	$15,691	$17,543
3/31/2019	$16,792	$15,920	$17,986
4/30/2019	$17,903	$16,556	$18,780
5/31/2019	$16,983	$15,485	$17,579
6/30/2019	$17,981	$16,572	$18,796
7/31/2019	$18,299	$16,819	$19,204
8/31/2019	$18,009	$16,476	$19,012
9/30/2019	$17,669	$16,765	$19,004
10/31/2019	$17,938	$17,126	$19,540
11/30/2019	$18,943	$17,777	$20,425
12/31/2019	$19,124	$18,290	$21,031
1/31/2020	$19,850	$18,270	$21,456
2/29/2020	$18,414	$16,774	$19,989
3/31/2020	$15,982	$14,468	$17,908
4/30/2020	$18,913	$16,384	$20,558
5/31/2020	$20,704	$17,260	$21,971
6/30/2020	$21,464	$17,655	$22,921
7/31/2020	$23,077	$18,657	$24,628
8/31/2020	$25,164	$20,009	$27,108
9/30/2020	$24,327	$19,280	$25,868
10/31/2020	$24,150	$18,864	$25,050
11/30/2020	$27,140	$21,159	$27,723
12/31/2020	$28,697	$22,111	$29,078
1/31/2021	$28,304	$22,012	$28,968
2/28/2021	$29,297	$22,700	$29,028
3/31/2021	$27,952	$23,514	$29,425
4/30/2021	$29,856	$24,726	$31,334
5/31/2021	$28,625	$24,839	$30,870
6/30/2021	$30,850	$25,452	$32,773
7/31/2021	$31,533	$25,882	$33,699
8/31/2021	$32,454	$26,620	$34,918
9/30/2021	$30,819	$25,426	$33,001
10/31/2021	$32,640	$27,145	$35,775
11/30/2021	$30,767	$26,732	$35,871
12/31/2021	$30,583	$27,785	$36,595
1/31/2022	$26,645	$26,150	$33,351
2/28/2022	$25,857	$25,491	$32,021
3/31/2022	$26,229	$26,318	$33,209
4/30/2022	$22,484	$23,956	$29,195
5/31/2022	$21,592	$23,924	$28,523
6/30/2022	$19,883	$21,923	$26,292
7/31/2022	$22,216	$23,979	$29,436
8/31/2022	$21,139	$23,084	$28,129
9/30/2022	$18,942	$20,944	$25,407
10/31/2022	$19,522	$22,661	$26,948
11/30/2022	$20,484	$23,844	$28,126
12/31/2022	$19,243	$22,448	$25,995
1/31/2023	$20,986	$23,994	$28,187
2/28/2023	$20,710	$23,433	$27,854
3/31/2023	$22,009	$24,060	$29,595
4/30/2023	$22,071	$24,316	$29,850
5/31/2023	$22,587	$24,411	$31,134
6/30/2023	$24,152	$26,078	$33,286
7/31/2023	$24,747	$27,013	$34,430
8/31/2023	$23,992	$26,491	$34,044
9/30/2023	$22,595	$25,229	$32,173
10/31/2023	$22,115	$24,560	$31,615
11/30/2023	$24,570	$26,851	$35,035
12/31/2023	$25,696	$28,275	$36,707
1/31/2024	$26,571	$28,588	$37,519
2/29/2024	$28,965	$30,136	$40,102
3/31/2024	$29,413	$31,108	$40,828
4/30/2024	$27,952	$29,739	$39,028
5/31/2024	$29,512	$31,144	$41,353
6/30/2024	$31,211	$32,108	$44,010
7/31/2024	$30,237	$32,705	$43,453

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	21.28	10.23	11.70
Class C with Load	20.28	10.23	11.70
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Material Change Date	Aug. 01, 2023
AssetsNet		$ 3,744,930,781
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 20,902,798
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000019942
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Class A
Trading Symbol		SGRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$123	1.11%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class A with Load	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$9,425	$10,000	$10,000
8/31/2014	$9,791	$10,420	$10,466
9/30/2014	$9,563	$10,202	$10,283
10/31/2014	$9,876	$10,483	$10,581
11/30/2014	$10,040	$10,737	$10,896
12/31/2014	$10,010	$10,737	$10,814
1/31/2015	$9,903	$10,438	$10,643
2/28/2015	$10,536	$11,043	$11,356
3/31/2015	$10,488	$10,930	$11,252
4/30/2015	$10,406	$10,980	$11,278
5/31/2015	$10,562	$11,132	$11,456
6/30/2015	$10,538	$10,945	$11,282
7/31/2015	$10,840	$11,128	$11,637
8/31/2015	$9,995	$10,457	$10,916
9/30/2015	$9,647	$10,152	$10,613
10/31/2015	$10,260	$10,954	$11,503
11/30/2015	$10,431	$11,014	$11,564
12/31/2015	$10,261	$10,788	$11,365
1/31/2016	$9,271	$10,180	$10,686
2/29/2016	$9,195	$10,176	$10,677
3/31/2016	$9,684	$10,893	$11,404
4/30/2016	$9,898	$10,960	$11,315
5/31/2016	$10,173	$11,156	$11,541
6/30/2016	$10,004	$11,179	$11,495
7/31/2016	$10,657	$11,623	$12,053
8/31/2016	$10,644	$11,653	$12,007
9/30/2016	$10,607	$11,671	$12,061
10/31/2016	$10,201	$11,419	$11,742
11/30/2016	$10,342	$11,930	$12,055
12/31/2016	$10,166	$12,162	$12,206
1/31/2017	$10,781	$12,391	$12,600
2/28/2017	$11,213	$12,852	$13,107
3/31/2017	$11,353	$12,861	$13,259
4/30/2017	$11,730	$12,997	$13,558
5/31/2017	$12,079	$13,130	$13,876
6/30/2017	$11,996	$13,249	$13,876
7/31/2017	$12,357	$13,498	$14,225
8/31/2017	$12,544	$13,524	$14,464
9/30/2017	$12,819	$13,854	$14,699
10/31/2017	$13,321	$14,157	$15,241
11/30/2017	$13,575	$14,586	$15,702
12/31/2017	$13,683	$14,732	$15,817
1/31/2018	$14,857	$15,509	$16,898
2/28/2018	$14,739	$14,937	$16,452
3/31/2018	$14,580	$14,637	$16,051
4/30/2018	$14,568	$14,693	$16,104
5/31/2018	$15,376	$15,108	$16,834
6/30/2018	$15,449	$15,207	$16,994
7/31/2018	$15,775	$15,711	$17,477
8/31/2018	$16,677	$16,263	$18,442
9/30/2018	$16,624	$16,290	$18,504
10/31/2018	$14,862	$15,090	$16,796
11/30/2018	$15,082	$15,393	$16,980
12/31/2018	$13,701	$13,960	$15,482
1/31/2019	$15,243	$15,158	$16,902
2/28/2019	$16,134	$15,691	$17,543
3/31/2019	$16,401	$15,920	$17,986
4/30/2019	$17,494	$16,556	$18,780
5/31/2019	$16,608	$15,485	$17,579
6/30/2019	$17,590	$16,572	$18,796
7/31/2019	$17,912	$16,819	$19,204
8/31/2019	$17,640	$16,476	$19,012
9/30/2019	$17,318	$16,765	$19,004
10/31/2019	$17,590	$17,126	$19,540
11/30/2019	$18,593	$17,777	$20,425
12/31/2019	$18,783	$18,290	$21,031
1/31/2020	$19,514	$18,270	$21,456
2/29/2020	$18,109	$16,774	$19,989
3/31/2020	$15,728	$14,468	$17,908
4/30/2020	$18,617	$16,384	$20,558
5/31/2020	$20,393	$17,260	$21,971
6/30/2020	$21,164	$17,655	$22,921
7/31/2020	$22,764	$18,657	$24,628
8/31/2020	$24,460	$20,009	$27,108
9/30/2020	$23,666	$19,280	$25,868
10/31/2020	$23,500	$18,864	$25,050
11/30/2020	$26,436	$21,159	$27,723
12/31/2020	$27,970	$22,111	$29,078
1/31/2021	$27,603	$22,012	$28,968
2/28/2021	$28,585	$22,700	$29,028
3/31/2021	$27,289	$23,514	$29,425
4/30/2021	$29,174	$24,726	$31,334
5/31/2021	$27,996	$24,839	$30,870
6/30/2021	$30,182	$25,452	$32,773
7/31/2021	$30,870	$25,882	$33,699
8/31/2021	$31,793	$26,620	$34,918
9/30/2021	$30,209	$25,426	$33,001
10/31/2021	$32,015	$27,145	$35,775
11/30/2021	$30,202	$26,732	$35,871
12/31/2021	$30,043	$27,785	$36,595
1/31/2022	$26,178	$26,150	$33,351
2/28/2022	$25,421	$25,491	$32,021
3/31/2022	$25,812	$26,318	$33,209
4/30/2022	$22,142	$23,956	$29,195
5/31/2022	$21,279	$23,924	$28,523
6/30/2022	$19,611	$21,923	$26,292
7/31/2022	$21,808	$23,979	$29,436
8/31/2022	$20,750	$23,084	$28,129
9/30/2022	$18,594	$20,944	$25,407
10/31/2022	$19,163	$22,661	$26,948
11/30/2022	$20,107	$23,844	$28,126
12/31/2022	$18,889	$22,448	$25,995
1/31/2023	$20,600	$23,994	$28,187
2/28/2023	$20,330	$23,433	$27,854
3/31/2023	$21,604	$24,060	$29,595
4/30/2023	$21,665	$24,316	$29,850
5/31/2023	$22,171	$24,411	$31,134
6/30/2023	$23,708	$26,078	$33,286
7/31/2023	$24,293	$27,013	$34,430
8/31/2023	$23,551	$26,491	$34,044
9/30/2023	$22,180	$25,229	$32,173
10/31/2023	$21,709	$24,560	$31,615
11/30/2023	$24,118	$26,851	$35,035
12/31/2023	$25,224	$28,275	$36,707
1/31/2024	$26,082	$28,588	$37,519
2/29/2024	$28,433	$30,136	$40,102
3/31/2024	$28,872	$31,108	$40,828
4/30/2024	$27,438	$29,739	$39,028
5/31/2024	$28,970	$31,144	$41,353
6/30/2024	$30,637	$32,108	$44,010
7/31/2024	$29,682	$32,705	$43,453

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	22.18	10.63	12.16
Class A with Load	15.15	9.33	11.49
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Material Change Date	Aug. 01, 2023
AssetsNet		$ 3,744,930,781
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 20,902,798
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000019943
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Administrator Class
Trading Symbol		SGRKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$107	0.96%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. While portfolio companies that facilitated the structural build-out of AI contributed during the year, there were pockets of weakness. Providers of enterprise software, such as MongoDB, Inc., lowered guidance as uncertainty over future AI capabilities postponed software spending. Demand for electric vehicles declined, with Allegro MicroSystems, Inc. detracting from returns. However, the portfolio’s significant underweight to Tesla, Inc. added to returns. The portfolio also benefited from a position in Shockwave Medical, Inc. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Administrator Class	Russell 3000® Index	Russell 3000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,390	$10,420	$10,466
9/30/2014	$10,150	$10,202	$10,283
10/31/2014	$10,483	$10,483	$10,581
11/30/2014	$10,659	$10,737	$10,896
12/31/2014	$10,632	$10,737	$10,814
1/31/2015	$10,518	$10,438	$10,643
2/28/2015	$11,192	$11,043	$11,356
3/31/2015	$11,142	$10,930	$11,252
4/30/2015	$11,059	$10,980	$11,278
5/31/2015	$11,227	$11,132	$11,456
6/30/2015	$11,203	$10,945	$11,282
7/31/2015	$11,528	$11,128	$11,637
8/31/2015	$10,630	$10,457	$10,916
9/30/2015	$10,259	$10,152	$10,613
10/31/2015	$10,913	$10,954	$11,503
11/30/2015	$11,099	$11,014	$11,564
12/31/2015	$10,919	$10,788	$11,365
1/31/2016	$9,868	$10,180	$10,686
2/29/2016	$9,788	$10,176	$10,677
3/31/2016	$10,310	$10,893	$11,404
4/30/2016	$10,541	$10,960	$11,315
5/31/2016	$10,832	$11,156	$11,541
6/30/2016	$10,656	$11,179	$11,495
7/31/2016	$11,352	$11,623	$12,053
8/31/2016	$11,342	$11,653	$12,007
9/30/2016	$11,302	$11,671	$12,061
10/31/2016	$10,872	$11,419	$11,742
11/30/2016	$11,024	$11,930	$12,055
12/31/2016	$10,838	$12,162	$12,206
1/31/2017	$11,495	$12,391	$12,600
2/28/2017	$11,958	$12,852	$13,107
3/31/2017	$12,113	$12,861	$13,259
4/30/2017	$12,514	$12,997	$13,558
5/31/2017	$12,888	$13,130	$13,876
6/30/2017	$12,802	$13,249	$13,876
7/31/2017	$13,191	$13,498	$14,225
8/31/2017	$13,393	$13,524	$14,464
9/30/2017	$13,687	$13,854	$14,699
10/31/2017	$14,225	$14,157	$15,241
11/30/2017	$14,498	$14,586	$15,702
12/31/2017	$14,619	$14,732	$15,817
1/31/2018	$15,876	$15,509	$16,898
2/28/2018	$15,753	$14,937	$16,452
3/31/2018	$15,584	$14,637	$16,051
4/30/2018	$15,576	$14,693	$16,104
5/31/2018	$16,437	$15,108	$16,834
6/30/2018	$16,518	$15,207	$16,994
7/31/2018	$16,871	$15,711	$17,477
8/31/2018	$17,840	$16,263	$18,442
9/30/2018	$17,786	$16,290	$18,504
10/31/2018	$15,903	$15,090	$16,796
11/30/2018	$16,141	$15,393	$16,980
12/31/2018	$14,667	$13,960	$15,482
1/31/2019	$16,320	$15,158	$16,902
2/28/2019	$17,276	$15,691	$17,543
3/31/2019	$17,562	$15,920	$17,986
4/30/2019	$18,739	$16,556	$18,780
5/31/2019	$17,788	$15,485	$17,579
6/30/2019	$18,845	$16,572	$18,796
7/31/2019	$19,196	$16,819	$19,204
8/31/2019	$18,905	$16,476	$19,012
9/30/2019	$18,564	$16,765	$19,004
10/31/2019	$18,859	$17,126	$19,540
11/30/2019	$19,935	$17,777	$20,425
12/31/2019	$20,142	$18,290	$21,031
1/31/2020	$20,928	$18,270	$21,456
2/29/2020	$19,428	$16,774	$19,989
3/31/2020	$16,871	$14,468	$17,908
4/30/2020	$19,983	$16,384	$20,558
5/31/2020	$21,888	$17,260	$21,971
6/30/2020	$22,720	$17,655	$22,921
7/31/2020	$24,440	$18,657	$24,628
8/31/2020	$26,262	$20,009	$27,108
9/30/2020	$25,415	$19,280	$25,868
10/31/2020	$25,240	$18,864	$25,050
11/30/2020	$28,393	$21,159	$27,723
12/31/2020	$30,050	$22,111	$29,078
1/31/2021	$29,665	$22,012	$28,968
2/28/2021	$30,723	$22,700	$29,028
3/31/2021	$29,337	$23,514	$29,425
4/30/2021	$31,366	$24,726	$31,334
5/31/2021	$30,096	$24,839	$30,870
6/30/2021	$32,458	$25,452	$32,773
7/31/2021	$33,194	$25,882	$33,699
8/31/2021	$34,194	$26,620	$34,918
9/30/2021	$32,499	$25,426	$33,001
10/31/2021	$34,447	$27,145	$35,775
11/30/2021	$32,499	$26,732	$35,871
12/31/2021	$32,337	$27,785	$36,595
1/31/2022	$28,179	$26,150	$33,351
2/28/2022	$27,365	$25,491	$32,021
3/31/2022	$27,796	$26,318	$33,209
4/30/2022	$23,842	$23,956	$29,195
5/31/2022	$22,919	$23,924	$28,523
6/30/2022	$21,120	$21,923	$26,292
7/31/2022	$23,494	$23,979	$29,436
8/31/2022	$22,358	$23,084	$28,129
9/30/2022	$20,040	$20,944	$25,407
10/31/2022	$20,648	$22,661	$26,948
11/30/2022	$21,681	$23,844	$28,126
12/31/2022	$20,363	$22,448	$25,995
1/31/2023	$22,219	$23,994	$28,187
2/28/2023	$21,923	$23,433	$27,854
3/31/2023	$23,309	$24,060	$29,595
4/30/2023	$23,374	$24,316	$29,850
5/31/2023	$23,923	$24,411	$31,134
6/30/2023	$25,584	$26,078	$33,286
7/31/2023	$26,219	$27,013	$34,430
8/31/2023	$25,425	$26,491	$34,044
9/30/2023	$23,945	$25,229	$32,173
10/31/2023	$23,439	$24,560	$31,615
11/30/2023	$26,053	$26,851	$35,035
12/31/2023	$27,243	$28,275	$36,707
1/31/2024	$28,177	$28,588	$37,519
2/29/2024	$30,722	$30,136	$40,102
3/31/2024	$31,201	$31,108	$40,828
4/30/2024	$29,661	$29,739	$39,028
5/31/2024	$31,318	$31,144	$41,353
6/30/2024	$33,125	$32,108	$44,010
7/31/2024	$32,088	$32,705	$43,453

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	22.38	10.82	12.37
Russell 3000® Index	21.07	14.23	12.58
Russell 3000® Growth Index	26.20	17.74	15.82

KEY FUND STATISTICS

Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Material Change Date	Aug. 01, 2023
AssetsNet		$ 3,744,930,781
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 20,902,798
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]
Total net assets	$3,744,930,781
# of portfolio holdings	74
Portfolio turnover rate	38%
Total advisory fees paid	$20,902,798

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	11.7
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.5
Apple, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	4.0
Monolithic Power Systems, Inc.	1.8
Tradeweb Markets, Inc. Class A	1.8
Mastercard, Inc. Class A	1.8
Visa, Inc. Class A	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000089284
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Institutional Class
Trading Symbol		EGOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$74	0.67%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,488	$10,400
9/30/2014	$10,272	$10,254
10/31/2014	$10,348	$10,505
11/30/2014	$10,725	$10,787
12/31/2014	$10,752	$10,760
1/31/2015	$10,422	$10,437
2/28/2015	$11,109	$11,037
3/31/2015	$11,137	$10,862
4/30/2015	$10,976	$10,966
5/31/2015	$11,389	$11,108
6/30/2015	$11,249	$10,892
7/31/2015	$11,151	$11,121
8/31/2015	$10,555	$10,450
9/30/2015	$10,275	$10,191
10/31/2015	$11,088	$11,051
11/30/2015	$11,109	$11,084
12/31/2015	$10,823	$10,909
1/31/2016	$9,968	$10,368
2/29/2016	$9,890	$10,354
3/31/2016	$10,481	$11,056
4/30/2016	$10,388	$11,099
5/31/2016	$10,552	$11,298
6/30/2016	$10,367	$11,327
7/31/2016	$10,844	$11,745
8/31/2016	$10,894	$11,762
9/30/2016	$10,894	$11,764
10/31/2016	$10,709	$11,549
11/30/2016	$11,528	$11,977
12/31/2016	$11,777	$12,214
1/31/2017	$11,928	$12,445
2/28/2017	$12,440	$12,939
3/31/2017	$12,353	$12,955
4/30/2017	$12,505	$13,088
5/31/2017	$12,642	$13,272
6/30/2017	$12,735	$13,355
7/31/2017	$13,060	$13,629
8/31/2017	$13,110	$13,671
9/30/2017	$13,535	$13,953
10/31/2017	$14,026	$14,278
11/30/2017	$14,451	$14,716
12/31/2017	$14,576	$14,880
1/31/2018	$15,512	$15,732
2/28/2018	$14,878	$15,152
3/31/2018	$14,503	$14,767
4/30/2018	$14,562	$14,824
5/31/2018	$14,996	$15,181
6/30/2018	$14,945	$15,274
7/31/2018	$15,431	$15,843
8/31/2018	$15,939	$16,359
9/30/2018	$15,858	$16,452
10/31/2018	$14,554	$15,327
11/30/2018	$14,731	$15,640
12/31/2018	$13,359	$14,228
1/31/2019	$14,465	$15,368
2/28/2019	$14,918	$15,861
3/31/2019	$15,094	$16,169
4/30/2019	$15,605	$16,824
5/31/2019	$14,314	$15,755
6/30/2019	$15,538	$16,865
7/31/2019	$15,672	$17,108
8/31/2019	$15,228	$16,837
9/30/2019	$15,597	$17,152
10/31/2019	$15,949	$17,523
11/30/2019	$16,736	$18,159
12/31/2019	$17,117	$18,707
1/31/2020	$16,698	$18,700
2/29/2020	$15,165	$17,161
3/31/2020	$13,091	$15,041
4/30/2020	$14,838	$16,969
5/31/2020	$15,687	$17,778
6/30/2020	$15,738	$18,131
7/31/2020	$16,177	$19,153
8/31/2020	$16,964	$20,530
9/30/2020	$16,300	$19,750
10/31/2020	$16,106	$19,225
11/30/2020	$17,843	$21,329
12/31/2020	$18,572	$22,149
1/31/2021	$18,608	$21,926
2/28/2021	$19,376	$22,530
3/31/2021	$20,512	$23,517
4/30/2021	$21,506	$24,772
5/31/2021	$21,766	$24,945
6/30/2021	$21,896	$25,527
7/31/2021	$22,393	$26,134
8/31/2021	$23,067	$26,929
9/30/2021	$21,849	$25,676
10/31/2021	$23,316	$27,475
11/30/2021	$23,256	$27,285
12/31/2021	$24,407	$28,507
1/31/2022	$23,311	$27,032
2/28/2022	$23,081	$26,223
3/31/2022	$23,392	$27,196
4/30/2022	$21,498	$24,825
5/31/2022	$21,836	$24,870
6/30/2022	$19,712	$22,818
7/31/2022	$21,660	$24,921
8/31/2022	$20,849	$23,905
9/30/2022	$19,049	$21,703
10/31/2022	$21,254	$23,461
11/30/2022	$22,391	$24,772
12/31/2022	$21,036	$23,344
1/31/2023	$22,206	$24,811
2/28/2023	$21,887	$24,206
3/31/2023	$22,373	$25,095
4/30/2023	$22,555	$25,486
5/31/2023	$22,433	$25,597
6/30/2023	$24,226	$27,288
7/31/2023	$25,319	$28,165
8/31/2023	$24,773	$27,717
9/30/2023	$23,740	$26,395
10/31/2023	$23,041	$25,840
11/30/2023	$25,016	$28,200
12/31/2023	$26,333	$29,481
1/31/2024	$26,796	$29,977
2/29/2024	$27,988	$31,577
3/31/2024	$29,345	$32,593
4/30/2024	$28,021	$31,262
5/31/2024	$29,428	$32,812
6/30/2024	$30,619	$33,989
7/31/2024	$30,785	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	21.59	14.46	11.90
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

AssetsNet		$ 521,308,565
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 2,691,968
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]
Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

Material Fund Change [Text Block]
C000163727
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Class R6
Trading Symbol		EGORX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$72	0.65%

Expenses Paid, Amount		$ 72
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Line Graph [Table Text Block]
	Class R6	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,488	$10,400
9/30/2014	$10,271	$10,254
10/31/2014	$10,348	$10,505
11/30/2014	$10,724	$10,787
12/31/2014	$10,751	$10,760
1/31/2015	$10,421	$10,437
2/28/2015	$11,108	$11,037
3/31/2015	$11,136	$10,862
4/30/2015	$10,974	$10,966
5/31/2015	$11,387	$11,108
6/30/2015	$11,247	$10,892
7/31/2015	$11,149	$11,121
8/31/2015	$10,553	$10,450
9/30/2015	$10,273	$10,191
10/31/2015	$11,085	$11,051
11/30/2015	$11,106	$11,084
12/31/2015	$10,824	$10,909
1/31/2016	$9,970	$10,368
2/29/2016	$9,884	$10,354
3/31/2016	$10,482	$11,056
4/30/2016	$10,382	$11,099
5/31/2016	$10,553	$11,298
6/30/2016	$10,368	$11,327
7/31/2016	$10,845	$11,745
8/31/2016	$10,895	$11,762
9/30/2016	$11,215	$11,764
10/31/2016	$11,023	$11,549
11/30/2016	$11,863	$11,977
12/31/2016	$12,125	$12,214
1/31/2017	$12,274	$12,445
2/28/2017	$12,809	$12,939
3/31/2017	$12,712	$12,955
4/30/2017	$12,876	$13,088
5/31/2017	$13,017	$13,272
6/30/2017	$13,114	$13,355
7/31/2017	$13,448	$13,629
8/31/2017	$13,493	$13,671
9/30/2017	$13,932	$13,953
10/31/2017	$14,445	$14,278
11/30/2017	$14,883	$14,716
12/31/2017	$15,009	$14,880
1/31/2018	$15,974	$15,732
2/28/2018	$15,321	$15,152
3/31/2018	$14,933	$14,767
4/30/2018	$14,994	$14,824
5/31/2018	$15,442	$15,181
6/30/2018	$15,389	$15,274
7/31/2018	$15,890	$15,843
8/31/2018	$16,415	$16,359
9/30/2018	$16,331	$16,452
10/31/2018	$14,994	$15,327
11/30/2018	$15,169	$15,640
12/31/2018	$13,760	$14,228
1/31/2019	$14,892	$15,368
2/28/2019	$15,367	$15,861
3/31/2019	$15,549	$16,169
4/30/2019	$16,076	$16,824
5/31/2019	$14,745	$15,755
6/30/2019	$15,998	$16,865
7/31/2019	$16,145	$17,108
8/31/2019	$15,679	$16,837
9/30/2019	$16,068	$17,152
10/31/2019	$16,431	$17,523
11/30/2019	$17,243	$18,159
12/31/2019	$17,627	$18,707
1/31/2020	$17,205	$18,700
2/29/2020	$15,624	$17,161
3/31/2020	$13,484	$15,041
4/30/2020	$15,297	$16,969
5/31/2020	$16,161	$17,778
6/30/2020	$16,214	$18,131
7/31/2020	$16,667	$19,153
8/31/2020	$17,479	$20,530
9/30/2020	$16,804	$19,750
10/31/2020	$16,594	$19,225
11/30/2020	$18,386	$21,329
12/31/2020	$19,138	$22,149
1/31/2021	$19,174	$21,926
2/28/2021	$19,980	$22,530
3/31/2021	$21,139	$23,517
4/30/2021	$22,165	$24,772
5/31/2021	$22,433	$24,945
6/30/2021	$22,567	$25,527
7/31/2021	$23,080	$26,134
8/31/2021	$23,776	$26,929
9/30/2021	$22,519	$25,676
10/31/2021	$24,044	$27,475
11/30/2021	$23,971	$27,285
12/31/2021	$25,166	$28,507
1/31/2022	$24,035	$27,032
2/28/2022	$23,783	$26,223
3/31/2022	$24,119	$27,196
4/30/2022	$22,149	$24,825
5/31/2022	$22,512	$24,870
6/30/2022	$20,320	$22,818
7/31/2022	$22,331	$24,921
8/31/2022	$21,493	$23,905
9/30/2022	$19,636	$21,703
10/31/2022	$21,912	$23,461
11/30/2022	$23,085	$24,772
12/31/2022	$21,687	$23,344
1/31/2023	$22,894	$24,811
2/28/2023	$22,580	$24,206
3/31/2023	$23,067	$25,095
4/30/2023	$23,255	$25,486
5/31/2023	$23,129	$25,597
6/30/2023	$24,980	$27,288
7/31/2023	$26,109	$28,165
8/31/2023	$25,544	$27,717
9/30/2023	$24,478	$26,395
10/31/2023	$23,757	$25,840
11/30/2023	$25,795	$28,200
12/31/2023	$27,145	$29,481
1/31/2024	$27,641	$29,977
2/29/2024	$28,872	$31,577
3/31/2024	$30,257	$32,593
4/30/2024	$28,889	$31,262
5/31/2024	$30,342	$32,812
6/30/2024	$31,573	$33,989
7/31/2024	$31,761	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	21.65	14.49	12.25
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet		$ 521,308,565
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 2,691,968
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]
Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

Material Fund Change [Text Block]
C000089282
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Class C
Trading Symbol		EGOCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$200	1.82%

Expenses Paid, Amount		$ 200
Expense Ratio, Percent		1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Line Graph [Table Text Block]
	Class C with Load	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,473	$10,400
9/30/2014	$10,254	$10,254
10/31/2014	$10,318	$10,505
11/30/2014	$10,685	$10,787
12/31/2014	$10,699	$10,760
1/31/2015	$10,360	$10,437
2/28/2015	$11,030	$11,037
3/31/2015	$11,052	$10,862
4/30/2015	$10,882	$10,966
5/31/2015	$11,277	$11,108
6/30/2015	$11,122	$10,892
7/31/2015	$11,016	$11,121
8/31/2015	$10,416	$10,450
9/30/2015	$10,134	$10,191
10/31/2015	$10,917	$11,051
11/30/2015	$10,932	$11,084
12/31/2015	$10,643	$10,909
1/31/2016	$9,789	$10,368
2/29/2016	$9,703	$10,354
3/31/2016	$10,273	$11,056
4/30/2016	$10,166	$11,099
5/31/2016	$10,323	$11,298
6/30/2016	$10,131	$11,327
7/31/2016	$10,586	$11,745
8/31/2016	$10,622	$11,762
9/30/2016	$10,615	$11,764
10/31/2016	$10,422	$11,549
11/30/2016	$11,206	$11,977
12/31/2016	$11,441	$12,214
1/31/2017	$11,569	$12,445
2/28/2017	$12,060	$12,939
3/31/2017	$11,960	$12,955
4/30/2017	$12,095	$13,088
5/31/2017	$12,216	$13,272
6/30/2017	$12,295	$13,355
7/31/2017	$12,601	$13,629
8/31/2017	$12,629	$13,671
9/30/2017	$13,028	$13,953
10/31/2017	$13,491	$14,278
11/30/2017	$13,890	$14,716
12/31/2017	$13,996	$14,880
1/31/2018	$14,874	$15,732
2/28/2018	$14,255	$15,152
3/31/2018	$13,881	$14,767
4/30/2018	$13,924	$14,824
5/31/2018	$14,320	$15,181
6/30/2018	$14,262	$15,274
7/31/2018	$14,716	$15,843
8/31/2018	$15,177	$16,359
9/30/2018	$15,090	$16,452
10/31/2018	$13,838	$15,327
11/30/2018	$13,989	$15,640
12/31/2018	$12,676	$14,228
1/31/2019	$13,705	$15,368
2/28/2019	$14,126	$15,861
3/31/2019	$14,280	$16,169
4/30/2019	$14,750	$16,824
5/31/2019	$13,519	$15,755
6/30/2019	$14,653	$16,865
7/31/2019	$14,767	$17,108
8/31/2019	$14,329	$16,837
9/30/2019	$14,669	$17,152
10/31/2019	$14,985	$17,523
11/30/2019	$15,707	$18,159
12/31/2019	$16,051	$18,707
1/31/2020	$15,651	$18,700
2/29/2020	$14,194	$17,161
3/31/2020	$12,239	$15,041
4/30/2020	$13,872	$16,969
5/31/2020	$14,644	$17,778
6/30/2020	$14,673	$18,131
7/31/2020	$15,064	$19,153
8/31/2020	$15,788	$20,530
9/30/2020	$15,162	$19,750
10/31/2020	$14,957	$19,225
11/30/2020	$16,560	$21,329
12/31/2020	$17,209	$22,149
1/31/2021	$17,232	$21,926
2/28/2021	$17,938	$22,530
3/31/2021	$18,970	$23,517
4/30/2021	$19,855	$24,772
5/31/2021	$20,080	$24,945
6/30/2021	$20,181	$25,527
7/31/2021	$20,618	$26,134
8/31/2021	$21,223	$26,929
9/30/2021	$20,080	$25,676
10/31/2021	$21,414	$27,475
11/30/2021	$21,335	$27,285
12/31/2021	$22,375	$28,507
1/31/2022	$21,338	$27,032
2/28/2022	$21,108	$26,223
3/31/2022	$21,377	$27,196
4/30/2022	$19,623	$24,825
5/31/2022	$19,917	$24,870
6/30/2022	$17,959	$22,818
7/31/2022	$19,713	$24,921
8/31/2022	$18,966	$23,905
9/30/2022	$17,325	$21,703
10/31/2022	$19,327	$23,461
11/30/2022	$20,347	$24,772
12/31/2022	$19,121	$23,344
1/31/2023	$20,179	$24,811
2/28/2023	$19,886	$24,206
3/31/2023	$20,304	$25,095
4/30/2023	$20,457	$25,486
5/31/2023	$20,346	$25,597
6/30/2023	$21,960	$27,288
7/31/2023	$22,948	$28,165
8/31/2023	$22,461	$27,717
9/30/2023	$21,515	$26,395
10/31/2023	$20,875	$25,840
11/30/2023	$22,656	$28,200
12/31/2023	$23,836	$29,481
1/31/2024	$24,245	$29,977
2/29/2024	$25,318	$31,577
3/31/2024	$26,528	$32,593
4/30/2024	$25,334	$31,262
5/31/2024	$26,589	$32,812
6/30/2024	$27,663	$33,989
7/31/2024	$27,814	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	20.28	13.16	10.77
Class C with Load	19.28	13.16	10.77
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

AssetsNet		$ 521,308,565
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 2,691,968
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]
Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

Material Fund Change [Text Block]
C000089281
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Class A
Trading Symbol		EGOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$115	1.04%

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Line Graph [Table Text Block]
	Class A with Load	S&P 500 Index
7/31/2014	$9,426	$10,000
8/31/2014	$9,881	$10,400
9/30/2014	$9,677	$10,254
10/31/2014	$9,749	$10,505
11/30/2014	$10,099	$10,787
12/31/2014	$10,118	$10,760
1/31/2015	$9,807	$10,437
2/28/2015	$10,443	$11,037
3/31/2015	$10,469	$10,862
4/30/2015	$10,317	$10,966
5/31/2015	$10,701	$11,108
6/30/2015	$10,562	$10,892
7/31/2015	$10,463	$11,121
8/31/2015	$9,900	$10,450
9/30/2015	$9,635	$10,191
10/31/2015	$10,390	$11,051
11/30/2015	$10,410	$11,084
12/31/2015	$10,136	$10,909
1/31/2016	$9,333	$10,368
2/29/2016	$9,252	$10,354
3/31/2016	$9,808	$11,056
4/30/2016	$9,714	$11,099
5/31/2016	$9,868	$11,298
6/30/2016	$9,688	$11,327
7/31/2016	$10,129	$11,745
8/31/2016	$10,170	$11,762
9/30/2016	$10,170	$11,764
10/31/2016	$9,989	$11,549
11/30/2016	$10,752	$11,977
12/31/2016	$10,982	$12,214
1/31/2017	$11,117	$12,445
2/28/2017	$11,589	$12,939
3/31/2017	$11,501	$12,955
4/30/2017	$11,643	$13,088
5/31/2017	$11,765	$13,272
6/30/2017	$11,852	$13,355
7/31/2017	$12,149	$13,629
8/31/2017	$12,190	$13,671
9/30/2017	$12,581	$13,953
10/31/2017	$13,033	$14,278
11/30/2017	$13,424	$14,716
12/31/2017	$13,533	$14,880
1/31/2018	$14,398	$15,732
2/28/2018	$13,807	$15,152
3/31/2018	$13,450	$14,767
4/30/2018	$13,498	$14,824
5/31/2018	$13,896	$15,181
6/30/2018	$13,848	$15,274
7/31/2018	$14,295	$15,843
8/31/2018	$14,755	$16,359
9/30/2018	$14,679	$16,452
10/31/2018	$13,471	$15,327
11/30/2018	$13,622	$15,640
12/31/2018	$12,351	$14,228
1/31/2019	$13,371	$15,368
2/28/2019	$13,783	$15,861
3/31/2019	$13,939	$16,169
4/30/2019	$14,406	$16,824
5/31/2019	$13,215	$15,755
6/30/2019	$14,336	$16,865
7/31/2019	$14,452	$17,108
8/31/2019	$14,040	$16,837
9/30/2019	$14,375	$17,152
10/31/2019	$14,702	$17,523
11/30/2019	$15,418	$18,159
12/31/2019	$15,764	$18,707
1/31/2020	$15,376	$18,700
2/29/2020	$13,957	$17,161
3/31/2020	$12,045	$15,041
4/30/2020	$13,654	$16,969
5/31/2020	$14,420	$17,778
6/30/2020	$14,468	$18,131
7/31/2020	$14,865	$19,153
8/31/2020	$15,584	$20,530
9/30/2020	$14,969	$19,750
10/31/2020	$14,790	$19,225
11/30/2020	$16,370	$21,329
12/31/2020	$17,037	$22,149
1/31/2021	$17,070	$21,926
2/28/2021	$17,769	$22,530
3/31/2021	$18,806	$23,517
4/30/2021	$19,702	$24,772
5/31/2021	$19,942	$24,945
6/30/2021	$20,051	$25,527
7/31/2021	$20,499	$26,134
8/31/2021	$21,110	$26,929
9/30/2021	$19,986	$25,676
10/31/2021	$21,329	$27,475
11/30/2021	$21,263	$27,285
12/31/2021	$22,315	$28,507
1/31/2022	$21,293	$27,032
2/28/2022	$21,082	$26,223
3/31/2022	$21,368	$27,196
4/30/2022	$19,611	$24,825
5/31/2022	$19,935	$24,870
6/30/2022	$17,979	$22,818
7/31/2022	$19,748	$24,921
8/31/2022	$19,001	$23,905
9/30/2022	$17,356	$21,703
10/31/2022	$19,362	$23,461
11/30/2022	$20,384	$24,772
12/31/2022	$19,156	$23,344
1/31/2023	$20,216	$24,811
2/28/2023	$19,923	$24,206
3/31/2023	$20,341	$25,095
4/30/2023	$20,494	$25,486
5/31/2023	$20,383	$25,597
6/30/2023	$22,000	$27,288
7/31/2023	$22,990	$28,165
8/31/2023	$22,502	$27,717
9/30/2023	$21,554	$26,395
10/31/2023	$20,913	$25,840
11/30/2023	$22,697	$28,200
12/31/2023	$23,880	$29,481
1/31/2024	$24,289	$29,977
2/29/2024	$25,365	$31,577
3/31/2024	$26,577	$32,593
4/30/2024	$25,380	$31,262
5/31/2024	$26,637	$32,812
6/30/2024	$27,713	$33,989
7/31/2024	$27,865	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	21.20	14.03	11.45
Class A with Load	14.21	12.69	10.79
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

AssetsNet		$ 521,308,565
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 2,691,968
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]
Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

Material Fund Change [Text Block]
C000089285
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Administrator Class
Trading Symbol		WFLLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$107	0.97%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period, the Fund underperformed its benchmark, but the Fund’s investment strategy of systematically identifying undervalued companies with superior earnings fundamentals and positive momentum did not cause the Fund’s performance to materially deviate from the manager’s expectations. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving sentiment. The manager’s quantitative alpha model results were positive during the period, with the value, quality, and momentum factor groups all exhibiting strength.

Bottom-up stock selection effects within consumer discretionary, financials, and health care contributed to relative performance. The Fund’s underweight to consumer staples and a lack of exposure to utilities also contributed to relative performance.

Negative stock selection effects within information technology (IT), energy, and materials detracted from relative performance. The Fund’s underweight to IT and an overweight to energy and health care also detracted from results.

Line Graph [Table Text Block]
	Administrator Class	S&P 500 Index
7/31/2014	$10,000	$10,000
8/31/2014	$10,488	$10,400
9/30/2014	$10,272	$10,254
10/31/2014	$10,349	$10,505
11/30/2014	$10,726	$10,787
12/31/2014	$10,749	$10,760
1/31/2015	$10,420	$10,437
2/28/2015	$11,100	$11,037
3/31/2015	$11,128	$10,862
4/30/2015	$10,967	$10,966
5/31/2015	$11,373	$11,108
6/30/2015	$11,233	$10,892
7/31/2015	$11,128	$11,121
8/31/2015	$10,532	$10,450
9/30/2015	$10,251	$10,191
10/31/2015	$11,058	$11,051
11/30/2015	$11,079	$11,084
12/31/2015	$10,797	$10,909
1/31/2016	$9,943	$10,368
2/29/2016	$9,858	$10,354
3/31/2016	$10,441	$11,056
4/30/2016	$10,349	$11,099
5/31/2016	$10,512	$11,298
6/30/2016	$10,327	$11,327
7/31/2016	$10,797	$11,745
8/31/2016	$10,839	$11,762
9/30/2016	$10,839	$11,764
10/31/2016	$10,647	$11,549
11/30/2016	$11,458	$11,977
12/31/2016	$11,703	$12,214
1/31/2017	$11,845	$12,445
2/28/2017	$12,357	$12,939
3/31/2017	$12,265	$12,955
4/30/2017	$12,414	$13,088
5/31/2017	$12,542	$13,272
6/30/2017	$12,635	$13,355
7/31/2017	$12,955	$13,629
8/31/2017	$12,998	$13,671
9/30/2017	$13,417	$13,953
10/31/2017	$13,901	$14,278
11/30/2017	$14,321	$14,716
12/31/2017	$14,443	$14,880
1/31/2018	$15,364	$15,732
2/28/2018	$14,733	$15,152
3/31/2018	$14,356	$14,767
4/30/2018	$14,407	$14,824
5/31/2018	$14,834	$15,181
6/30/2018	$14,784	$15,274
7/31/2018	$15,262	$15,843
8/31/2018	$15,755	$16,359
9/30/2018	$15,676	$16,452
10/31/2018	$14,385	$15,327
11/30/2018	$14,552	$15,640
12/31/2018	$13,188	$14,228
1/31/2019	$14,280	$15,368
2/28/2019	$14,724	$15,861
3/31/2019	$14,896	$16,169
4/30/2019	$15,397	$16,824
5/31/2019	$14,124	$15,755
6/30/2019	$15,323	$16,865
7/31/2019	$15,455	$17,108
8/31/2019	$15,003	$16,837
9/30/2019	$15,372	$17,152
10/31/2019	$15,717	$17,523
11/30/2019	$16,481	$18,159
12/31/2019	$16,850	$18,707
1/31/2020	$16,451	$18,700
2/29/2020	$14,927	$17,161
3/31/2020	$12,884	$15,041
4/30/2020	$14,608	$16,969
5/31/2020	$15,435	$17,778
6/30/2020	$15,475	$18,131
7/31/2020	$15,903	$19,153
8/31/2020	$16,680	$20,530
9/30/2020	$16,023	$19,750
10/31/2020	$15,823	$19,225
11/30/2020	$17,527	$21,329
12/31/2020	$18,241	$22,149
1/31/2021	$18,275	$21,926
2/28/2021	$19,031	$22,530
3/31/2021	$20,143	$23,517
4/30/2021	$21,094	$24,772
5/31/2021	$21,357	$24,945
6/30/2021	$21,472	$25,527
7/31/2021	$21,953	$26,134
8/31/2021	$22,618	$26,929
9/30/2021	$21,415	$25,676
10/31/2021	$22,847	$27,475
11/30/2021	$22,778	$27,285
12/31/2021	$23,911	$28,507
1/31/2022	$22,827	$27,032
2/28/2022	$22,592	$26,223
3/31/2022	$22,893	$27,196
4/30/2022	$21,026	$24,825
5/31/2022	$21,366	$24,870
6/30/2022	$19,277	$22,818
7/31/2022	$21,170	$24,921
8/31/2022	$20,374	$23,905
9/30/2022	$18,612	$21,703
10/31/2022	$20,765	$23,461
11/30/2022	$21,862	$24,772
12/31/2022	$20,538	$23,344
1/31/2023	$21,676	$24,811
2/28/2023	$21,369	$24,206
3/31/2023	$21,822	$25,095
4/30/2023	$21,997	$25,486
5/31/2023	$21,880	$25,597
6/30/2023	$23,616	$27,288
7/31/2023	$24,666	$28,165
8/31/2023	$24,141	$27,717
9/30/2023	$23,134	$26,395
10/31/2023	$22,449	$25,840
11/30/2023	$24,360	$28,200
12/31/2023	$25,629	$29,481
1/31/2024	$26,088	$29,977
2/29/2024	$27,227	$31,577
3/31/2024	$28,541	$32,593
4/30/2024	$27,243	$31,262
5/31/2024	$28,605	$32,812
6/30/2024	$29,760	$33,989
7/31/2024	$29,918	$34,403

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	21.29	14.12	11.58
S&P 500 Index	22.15	15.00	13.15

KEY FUND STATISTICS

Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

AssetsNet		$ 521,308,565
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 2,691,968
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]
Total net assets	$521,308,565
# of portfolio holdings	52
Portfolio turnover rate	31%
Total advisory fees paid	$2,691,968

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	5.6
Apple, Inc.	4.9
Alphabet, Inc. Class C	4.0
Broadcom, Inc.	2.7
Amazon.com, Inc.	2.6
KLA Corp.	2.4
PulteGroup, Inc.	2.4
Intuitive Surgical, Inc.	2.3
First Citizens BancShares, Inc. Class A	2.3
Arista Networks, Inc.	2.3

Material Fund Change [Text Block]
C000092779
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		STNFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$85	0.74%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,319	$10,420	$10,458
9/30/2014	$10,183	$10,202	$10,306
10/31/2014	$10,515	$10,483	$10,578
11/30/2014	$10,703	$10,737	$10,913
12/31/2014	$10,706	$10,737	$10,800
1/31/2015	$10,532	$10,438	$10,634
2/28/2015	$11,219	$11,043	$11,343
3/31/2015	$11,096	$10,930	$11,214
4/30/2015	$11,126	$10,980	$11,270
5/31/2015	$11,190	$11,132	$11,429
6/30/2015	$11,071	$10,945	$11,227
7/31/2015	$11,482	$11,128	$11,608
8/31/2015	$10,783	$10,457	$10,903
9/30/2015	$10,530	$10,152	$10,634
10/31/2015	$11,434	$10,954	$11,549
11/30/2015	$11,450	$11,014	$11,582
12/31/2015	$11,219	$10,788	$11,412
1/31/2016	$10,321	$10,180	$10,775
2/29/2016	$10,203	$10,176	$10,770
3/31/2016	$10,774	$10,893	$11,496
4/30/2016	$10,776	$10,960	$11,391
5/31/2016	$10,980	$11,156	$11,612
6/30/2016	$10,699	$11,179	$11,567
7/31/2016	$11,311	$11,623	$12,113
8/31/2016	$11,251	$11,653	$12,053
9/30/2016	$11,248	$11,671	$12,097
10/31/2016	$10,968	$11,419	$11,813
11/30/2016	$11,057	$11,930	$12,070
12/31/2016	$10,976	$12,162	$12,219
1/31/2017	$11,473	$12,391	$12,631
2/28/2017	$11,889	$12,852	$13,156
3/31/2017	$12,032	$12,861	$13,308
4/30/2017	$12,381	$12,997	$13,612
5/31/2017	$12,781	$13,130	$13,966
6/30/2017	$12,633	$13,249	$13,929
7/31/2017	$13,006	$13,498	$14,299
8/31/2017	$13,217	$13,524	$14,562
9/30/2017	$13,495	$13,854	$14,751
10/31/2017	$14,077	$14,157	$15,322
11/30/2017	$14,490	$14,586	$15,788
12/31/2017	$14,635	$14,732	$15,911
1/31/2018	$15,979	$15,509	$17,038
2/28/2018	$15,734	$14,937	$16,591
3/31/2018	$15,340	$14,637	$16,136
4/30/2018	$15,415	$14,693	$16,192
5/31/2018	$16,195	$15,108	$16,902
6/30/2018	$16,276	$15,207	$17,065
7/31/2018	$16,696	$15,711	$17,566
8/31/2018	$17,448	$16,263	$18,526
9/30/2018	$17,661	$16,290	$18,630
10/31/2018	$15,841	$15,090	$16,964
11/30/2018	$16,095	$15,393	$17,144
12/31/2018	$14,773	$13,960	$15,670
1/31/2019	$16,209	$15,158	$17,079
2/28/2019	$16,939	$15,691	$17,690
3/31/2019	$17,365	$15,920	$18,193
4/30/2019	$18,387	$16,556	$19,015
5/31/2019	$17,304	$15,485	$17,814
6/30/2019	$18,322	$16,572	$19,037
7/31/2019	$18,594	$16,819	$19,467
8/31/2019	$18,201	$16,476	$19,318
9/30/2019	$18,213	$16,765	$19,320
10/31/2019	$18,408	$17,126	$19,865
11/30/2019	$19,174	$17,777	$20,746
12/31/2019	$19,662	$18,290	$21,372
1/31/2020	$20,304	$18,270	$21,850
2/29/2020	$18,909	$16,774	$20,362
3/31/2020	$16,670	$14,468	$18,359
4/30/2020	$19,354	$16,384	$21,075
5/31/2020	$20,866	$17,260	$22,490
6/30/2020	$21,486	$17,655	$23,470
7/31/2020	$23,037	$18,657	$25,275
8/31/2020	$25,097	$20,009	$27,884
9/30/2020	$23,911	$19,280	$26,572
10/31/2020	$23,033	$18,864	$25,669
11/30/2020	$25,208	$21,159	$28,298
12/31/2020	$26,069	$22,111	$29,599
1/31/2021	$25,311	$22,012	$29,380
2/28/2021	$26,023	$22,700	$29,373
3/31/2021	$26,002	$23,514	$29,878
4/30/2021	$27,792	$24,726	$31,911
5/31/2021	$27,212	$24,839	$31,469
6/30/2021	$28,621	$25,452	$33,444
7/31/2021	$29,398	$25,882	$34,546
8/31/2021	$30,298	$26,620	$35,838
9/30/2021	$28,519	$25,426	$33,830
10/31/2021	$30,288	$27,145	$36,761
11/30/2021	$29,876	$26,732	$36,985
12/31/2021	$30,241	$27,785	$37,767
1/31/2022	$27,180	$26,150	$34,526
2/28/2022	$26,237	$25,491	$33,060
3/31/2022	$26,922	$26,318	$34,353
4/30/2022	$23,270	$23,956	$30,204
5/31/2022	$22,784	$23,924	$29,502
6/30/2022	$20,999	$21,923	$27,165
7/31/2022	$23,352	$23,979	$30,426
8/31/2022	$22,228	$23,084	$29,008
9/30/2022	$20,133	$20,944	$26,188
10/31/2022	$21,140	$22,661	$27,719
11/30/2022	$22,427	$23,844	$28,982
12/31/2022	$20,933	$22,448	$26,763
1/31/2023	$22,434	$23,994	$28,994
2/28/2023	$22,059	$23,433	$28,649
3/31/2023	$23,573	$24,060	$30,608
4/30/2023	$24,097	$24,316	$30,910
5/31/2023	$24,918	$24,411	$32,319
6/30/2023	$26,594	$26,078	$34,529
7/31/2023	$27,144	$27,013	$35,692
8/31/2023	$27,040	$26,491	$35,372
9/30/2023	$25,578	$25,229	$33,448
10/31/2023	$25,397	$24,560	$32,972
11/30/2023	$28,353	$26,851	$36,566
12/31/2023	$29,482	$28,275	$38,185
1/31/2024	$30,994	$28,588	$39,138
2/29/2024	$33,399	$30,136	$41,808
3/31/2024	$34,008	$31,108	$42,544
4/30/2024	$32,219	$29,739	$40,739
5/31/2024	$34,070	$31,144	$43,178
6/30/2024	$36,560	$32,108	$46,090
7/31/2024	$35,211	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	29.75	13.62	13.41
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Material Change Date	Aug. 01, 2023
AssetsNet		$ 974,207,443
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 4,135,246
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]
Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000120071
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class R6
Trading Symbol		STFFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$74	0.64%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,319	$10,420	$10,458
9/30/2014	$10,181	$10,202	$10,306
10/31/2014	$10,515	$10,483	$10,578
11/30/2014	$10,703	$10,737	$10,913
12/31/2014	$10,705	$10,737	$10,800
1/31/2015	$10,534	$10,438	$10,634
2/28/2015	$11,221	$11,043	$11,343
3/31/2015	$11,098	$10,930	$11,214
4/30/2015	$11,130	$10,980	$11,270
5/31/2015	$11,193	$11,132	$11,429
6/30/2015	$11,075	$10,945	$11,227
7/31/2015	$11,488	$11,128	$11,608
8/31/2015	$10,790	$10,457	$10,903
9/30/2015	$10,536	$10,152	$10,634
10/31/2015	$11,440	$10,954	$11,549
11/30/2015	$11,458	$11,014	$11,582
12/31/2015	$11,226	$10,788	$11,412
1/31/2016	$10,328	$10,180	$10,775
2/29/2016	$10,212	$10,176	$10,770
3/31/2016	$10,786	$10,893	$11,496
4/30/2016	$10,788	$10,960	$11,391
5/31/2016	$10,994	$11,156	$11,612
6/30/2016	$10,711	$11,179	$11,567
7/31/2016	$11,328	$11,623	$12,113
8/31/2016	$11,267	$11,653	$12,053
9/30/2016	$11,265	$11,671	$12,097
10/31/2016	$10,984	$11,419	$11,813
11/30/2016	$11,076	$11,930	$12,070
12/31/2016	$10,997	$12,162	$12,219
1/31/2017	$11,494	$12,391	$12,631
2/28/2017	$11,913	$12,852	$13,156
3/31/2017	$12,058	$12,861	$13,308
4/30/2017	$12,407	$12,997	$13,612
5/31/2017	$12,810	$13,130	$13,966
6/30/2017	$12,665	$13,249	$13,929
7/31/2017	$13,037	$13,498	$14,299
8/31/2017	$13,251	$13,524	$14,562
9/30/2017	$13,529	$13,854	$14,751
10/31/2017	$14,113	$14,157	$15,322
11/30/2017	$14,529	$14,586	$15,788
12/31/2017	$14,674	$14,732	$15,911
1/31/2018	$16,027	$15,509	$17,038
2/28/2018	$15,783	$14,937	$16,591
3/31/2018	$15,385	$14,637	$16,136
4/30/2018	$15,466	$14,693	$16,192
5/31/2018	$16,246	$15,108	$16,902
6/30/2018	$16,331	$15,207	$17,065
7/31/2018	$16,754	$15,711	$17,566
8/31/2018	$17,508	$16,263	$18,526
9/30/2018	$17,725	$16,290	$18,630
10/31/2018	$15,902	$15,090	$16,964
11/30/2018	$16,155	$15,393	$17,144
12/31/2018	$14,830	$13,960	$15,670
1/31/2019	$16,274	$15,158	$17,079
2/28/2019	$17,008	$15,691	$17,690
3/31/2019	$17,437	$15,920	$18,193
4/30/2019	$18,463	$16,556	$19,015
5/31/2019	$17,377	$15,485	$17,814
6/30/2019	$18,402	$16,572	$19,037
7/31/2019	$18,674	$16,819	$19,467
8/31/2019	$18,281	$16,476	$19,318
9/30/2019	$18,297	$16,765	$19,320
10/31/2019	$18,491	$17,126	$19,865
11/30/2019	$19,266	$17,777	$20,746
12/31/2019	$19,760	$18,290	$21,372
1/31/2020	$20,402	$18,270	$21,850
2/29/2020	$19,002	$16,774	$20,362
3/31/2020	$16,755	$14,468	$18,359
4/30/2020	$19,452	$16,384	$21,075
5/31/2020	$20,973	$17,260	$22,490
6/30/2020	$21,601	$17,655	$23,470
7/31/2020	$23,162	$18,657	$25,275
8/31/2020	$25,235	$20,009	$27,884
9/30/2020	$24,045	$19,280	$26,572
10/31/2020	$23,166	$18,864	$25,669
11/30/2020	$25,351	$21,159	$28,298
12/31/2020	$26,220	$22,111	$29,599
1/31/2021	$25,463	$22,012	$29,380
2/28/2021	$26,179	$22,700	$29,373
3/31/2021	$26,159	$23,514	$29,878
4/30/2021	$27,962	$24,726	$31,911
5/31/2021	$27,383	$24,839	$31,469
6/30/2021	$28,805	$25,452	$33,444
7/31/2021	$29,593	$25,882	$34,546
8/31/2021	$30,497	$26,620	$35,838
9/30/2021	$28,704	$25,426	$33,830
10/31/2021	$30,492	$27,145	$36,761
11/30/2021	$30,080	$26,732	$36,985
12/31/2021	$30,445	$27,785	$37,767
1/31/2022	$27,366	$26,150	$34,526
2/28/2022	$26,420	$25,491	$33,060
3/31/2022	$27,115	$26,318	$34,353
4/30/2022	$23,435	$23,956	$30,204
5/31/2022	$22,950	$23,924	$29,502
6/30/2022	$21,151	$21,923	$27,165
7/31/2022	$23,529	$23,979	$30,426
8/31/2022	$22,395	$23,084	$29,008
9/30/2022	$20,287	$20,944	$26,188
10/31/2022	$21,303	$22,661	$27,719
11/30/2022	$22,600	$23,844	$28,982
12/31/2022	$21,097	$22,448	$26,763
1/31/2023	$22,613	$23,994	$28,994
2/28/2023	$22,239	$23,433	$28,649
3/31/2023	$23,761	$24,060	$30,608
4/30/2023	$24,296	$24,316	$30,910
5/31/2023	$25,122	$24,411	$32,319
6/30/2023	$26,818	$26,078	$34,529
7/31/2023	$27,379	$27,013	$35,692
8/31/2023	$27,276	$26,491	$35,372
9/30/2023	$25,799	$25,229	$33,448
10/31/2023	$25,625	$24,560	$32,972
11/30/2023	$28,611	$26,851	$36,566
12/31/2023	$29,750	$28,275	$38,185
1/31/2024	$31,277	$28,588	$39,138
2/29/2024	$33,708	$30,136	$41,808
3/31/2024	$34,322	$31,108	$42,544
4/30/2024	$32,527	$29,739	$40,739
5/31/2024	$34,398	$31,144	$43,178
6/30/2024	$36,914	$32,108	$46,090
7/31/2024	$35,549	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	29.87	13.74	13.52
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Material Change Date	Aug. 01, 2023
AssetsNet		$ 974,207,443
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 4,135,246
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]
Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000092781
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class C
Trading Symbol		STOFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$207	1.81%

Expenses Paid, Amount		$ 207
Expense Ratio, Percent		1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class C with Load	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,307	$10,420	$10,458
9/30/2014	$10,161	$10,202	$10,306
10/31/2014	$10,484	$10,483	$10,578
11/30/2014	$10,662	$10,737	$10,913
12/31/2014	$10,653	$10,737	$10,800
1/31/2015	$10,472	$10,438	$10,634
2/28/2015	$11,143	$11,043	$11,343
3/31/2015	$11,010	$10,930	$11,214
4/30/2015	$11,029	$10,980	$11,270
5/31/2015	$11,081	$11,132	$11,429
6/30/2015	$10,952	$10,945	$11,227
7/31/2015	$11,347	$11,128	$11,608
8/31/2015	$10,648	$10,457	$10,903
9/30/2015	$10,386	$10,152	$10,634
10/31/2015	$11,267	$10,954	$11,549
11/30/2015	$11,274	$11,014	$11,582
12/31/2015	$11,035	$10,788	$11,412
1/31/2016	$10,143	$10,180	$10,775
2/29/2016	$10,017	$10,176	$10,770
3/31/2016	$10,569	$10,893	$11,496
4/30/2016	$10,561	$10,960	$11,391
5/31/2016	$10,752	$11,156	$11,612
6/30/2016	$10,468	$11,179	$11,567
7/31/2016	$11,057	$11,623	$12,113
8/31/2016	$10,989	$11,653	$12,053
9/30/2016	$10,977	$11,671	$12,097
10/31/2016	$10,692	$11,419	$11,813
11/30/2016	$10,770	$11,930	$12,070
12/31/2016	$10,681	$12,162	$12,219
1/31/2017	$11,155	$12,391	$12,631
2/28/2017	$11,549	$12,852	$13,156
3/31/2017	$11,677	$12,861	$13,308
4/30/2017	$12,004	$12,997	$13,612
5/31/2017	$12,385	$13,130	$13,966
6/30/2017	$12,231	$13,249	$13,929
7/31/2017	$12,577	$13,498	$14,299
8/31/2017	$12,771	$13,524	$14,562
9/30/2017	$13,026	$13,854	$14,751
10/31/2017	$13,577	$14,157	$15,322
11/30/2017	$13,963	$14,586	$15,788
12/31/2017	$14,088	$14,732	$15,911
1/31/2018	$15,371	$15,509	$17,038
2/28/2018	$15,124	$14,937	$16,591
3/31/2018	$14,728	$14,637	$16,136
4/30/2018	$14,791	$14,693	$16,192
5/31/2018	$15,524	$15,108	$16,902
6/30/2018	$15,587	$15,207	$17,065
7/31/2018	$15,977	$15,711	$17,566
8/31/2018	$16,679	$16,263	$18,526
9/30/2018	$16,869	$16,290	$18,630
10/31/2018	$15,117	$15,090	$16,964
11/30/2018	$15,344	$15,393	$17,144
12/31/2018	$14,073	$13,960	$15,670
1/31/2019	$15,427	$15,158	$17,079
2/28/2019	$16,110	$15,691	$17,690
3/31/2019	$16,499	$15,920	$18,193
4/30/2019	$17,454	$16,556	$19,015
5/31/2019	$16,409	$15,485	$17,814
6/30/2019	$17,361	$16,572	$19,037
7/31/2019	$17,602	$16,819	$19,467
8/31/2019	$17,213	$16,476	$19,318
9/30/2019	$17,213	$16,765	$19,320
10/31/2019	$17,379	$17,126	$19,865
11/30/2019	$18,089	$17,777	$20,746
12/31/2019	$18,532	$18,290	$21,372
1/31/2020	$19,114	$18,270	$21,850
2/29/2020	$17,789	$16,774	$20,362
3/31/2020	$15,668	$14,468	$18,359
4/30/2020	$18,173	$16,384	$21,075
5/31/2020	$19,577	$17,260	$22,490
6/30/2020	$20,140	$17,655	$23,470
7/31/2020	$21,574	$18,657	$25,275
8/31/2020	$23,482	$20,009	$27,884
9/30/2020	$22,356	$19,280	$26,572
10/31/2020	$21,515	$18,864	$25,669
11/30/2020	$23,527	$21,159	$28,298
12/31/2020	$24,301	$22,111	$29,599
1/31/2021	$23,582	$22,012	$29,380
2/28/2021	$24,225	$22,700	$29,373
3/31/2021	$24,178	$23,514	$29,878
4/30/2021	$25,819	$24,726	$31,911
5/31/2021	$25,258	$24,839	$31,469
6/30/2021	$26,543	$25,452	$33,444
7/31/2021	$27,244	$25,882	$34,546
8/31/2021	$28,050	$26,620	$35,838
9/30/2021	$26,374	$25,426	$33,830
10/31/2021	$27,992	$27,145	$36,761
11/30/2021	$27,583	$26,732	$36,985
12/31/2021	$27,894	$27,785	$37,767
1/31/2022	$25,045	$26,150	$34,526
2/28/2022	$24,158	$25,491	$33,060
3/31/2022	$24,766	$26,318	$34,353
4/30/2022	$21,387	$23,956	$30,204
5/31/2022	$20,926	$23,924	$29,502
6/30/2022	$19,264	$21,923	$27,165
7/31/2022	$21,407	$23,979	$30,426
8/31/2022	$20,371	$23,084	$29,008
9/30/2022	$18,445	$20,944	$26,188
10/31/2022	$19,362	$22,661	$27,719
11/30/2022	$20,530	$23,844	$28,982
12/31/2022	$19,162	$22,448	$26,763
1/31/2023	$20,531	$23,994	$28,994
2/28/2023	$20,182	$23,433	$28,649
3/31/2023	$21,558	$24,060	$30,608
4/30/2023	$22,033	$24,316	$30,910
5/31/2023	$22,775	$24,411	$32,319
6/30/2023	$24,302	$26,078	$34,529
7/31/2023	$24,803	$27,013	$35,692
8/31/2023	$24,701	$26,491	$35,372
9/30/2023	$23,358	$25,229	$33,448
10/31/2023	$23,193	$24,560	$32,972
11/30/2023	$25,880	$26,851	$36,566
12/31/2023	$26,905	$28,275	$38,185
1/31/2024	$28,276	$28,588	$39,138
2/29/2024	$30,460	$30,136	$41,808
3/31/2024	$31,012	$31,108	$42,544
4/30/2024	$29,372	$29,739	$40,739
5/31/2024	$31,050	$31,144	$43,178
6/30/2024	$33,311	$32,108	$46,090
7/31/2024	$32,077	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	28.35	12.41	12.36
Class C with Load	27.35	12.41	12.36
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Material Change Date	Aug. 01, 2023
AssetsNet		$ 974,207,443
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 4,135,246
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]
Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000092780
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class A
Trading Symbol		STAFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$118	1.03%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class A with Load	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$9,425	$10,000	$10,000
8/31/2014	$9,723	$10,420	$10,458
9/30/2014	$9,589	$10,202	$10,306
10/31/2014	$9,899	$10,483	$10,578
11/30/2014	$10,074	$10,737	$10,913
12/31/2014	$10,072	$10,737	$10,800
1/31/2015	$9,907	$10,438	$10,634
2/28/2015	$10,549	$11,043	$11,343
3/31/2015	$10,429	$10,930	$11,214
4/30/2015	$10,453	$10,980	$11,270
5/31/2015	$10,510	$11,132	$11,429
6/30/2015	$10,394	$10,945	$11,227
7/31/2015	$10,777	$11,128	$11,608
8/31/2015	$10,118	$10,457	$10,903
9/30/2015	$9,877	$10,152	$10,634
10/31/2015	$10,718	$10,954	$11,549
11/30/2015	$10,731	$11,014	$11,582
12/31/2015	$10,511	$10,788	$11,412
1/31/2016	$9,668	$10,180	$10,775
2/29/2016	$9,555	$10,176	$10,770
3/31/2016	$10,086	$10,893	$11,496
4/30/2016	$10,086	$10,960	$11,391
5/31/2016	$10,274	$11,156	$11,612
6/30/2016	$10,008	$11,179	$11,567
7/31/2016	$10,580	$11,623	$12,113
8/31/2016	$10,520	$11,653	$12,053
9/30/2016	$10,513	$11,671	$12,097
10/31/2016	$10,249	$11,419	$11,813
11/30/2016	$10,332	$11,930	$12,070
12/31/2016	$10,251	$12,162	$12,219
1/31/2017	$10,713	$12,391	$12,631
2/28/2017	$11,098	$12,852	$13,156
3/31/2017	$11,229	$12,861	$13,308
4/30/2017	$11,551	$12,997	$13,612
5/31/2017	$11,923	$13,130	$13,966
6/30/2017	$11,783	$13,249	$13,929
7/31/2017	$12,124	$13,498	$14,299
8/31/2017	$12,320	$13,524	$14,562
9/30/2017	$12,574	$13,854	$14,751
10/31/2017	$13,114	$14,157	$15,322
11/30/2017	$13,494	$14,586	$15,788
12/31/2017	$13,626	$14,732	$15,911
1/31/2018	$14,873	$15,509	$17,038
2/28/2018	$14,643	$14,937	$16,591
3/31/2018	$14,270	$14,637	$16,136
4/30/2018	$14,339	$14,693	$16,192
5/31/2018	$15,058	$15,108	$16,902
6/30/2018	$15,129	$15,207	$17,065
7/31/2018	$15,517	$15,711	$17,566
8/31/2018	$16,209	$16,263	$18,526
9/30/2018	$16,403	$16,290	$18,630
10/31/2018	$14,712	$15,090	$16,964
11/30/2018	$14,941	$15,393	$17,144
12/31/2018	$13,712	$13,960	$15,670
1/31/2019	$15,040	$15,158	$17,079
2/28/2019	$15,714	$15,691	$17,690
3/31/2019	$16,103	$15,920	$18,193
4/30/2019	$17,046	$16,556	$19,015
5/31/2019	$16,037	$15,485	$17,814
6/30/2019	$16,979	$16,572	$19,037
7/31/2019	$17,225	$16,819	$19,467
8/31/2019	$16,855	$16,476	$19,318
9/30/2019	$16,863	$16,765	$19,320
10/31/2019	$17,038	$17,126	$19,865
11/30/2019	$17,743	$17,777	$20,746
12/31/2019	$18,196	$18,290	$21,372
1/31/2020	$18,779	$18,270	$21,850
2/29/2020	$17,489	$16,774	$20,362
3/31/2020	$15,414	$14,468	$18,359
4/30/2020	$17,887	$16,384	$21,075
5/31/2020	$19,281	$17,260	$22,490
6/30/2020	$19,851	$17,655	$23,470
7/31/2020	$21,275	$18,657	$25,275
8/31/2020	$23,174	$20,009	$27,884
9/30/2020	$22,076	$19,280	$26,572
10/31/2020	$21,257	$18,864	$25,669
11/30/2020	$23,260	$21,159	$28,298
12/31/2020	$24,048	$22,111	$29,599
1/31/2021	$23,345	$22,012	$29,380
2/28/2021	$23,994	$22,700	$29,373
3/31/2021	$23,969	$23,514	$29,878
4/30/2021	$25,612	$24,726	$31,911
5/31/2021	$25,071	$24,839	$31,469
6/30/2021	$26,364	$25,452	$33,444
7/31/2021	$27,072	$25,882	$34,546
8/31/2021	$27,894	$26,620	$35,838
9/30/2021	$26,246	$25,426	$33,830
10/31/2021	$27,869	$27,145	$36,761
11/30/2021	$27,486	$26,732	$36,985
12/31/2021	$27,807	$27,785	$37,767
1/31/2022	$24,988	$26,150	$34,526
2/28/2022	$24,121	$25,491	$33,060
3/31/2022	$24,743	$26,318	$34,353
4/30/2022	$21,382	$23,956	$30,204
5/31/2022	$20,931	$23,924	$29,502
6/30/2022	$19,282	$21,923	$27,165
7/31/2022	$21,445	$23,979	$30,426
8/31/2022	$20,406	$23,084	$29,008
9/30/2022	$18,477	$20,944	$26,188
10/31/2022	$19,396	$22,661	$27,719
11/30/2022	$20,566	$23,844	$28,982
12/31/2022	$19,195	$22,448	$26,763
1/31/2023	$20,566	$23,994	$28,994
2/28/2023	$20,217	$23,433	$28,649
3/31/2023	$21,595	$24,060	$30,608
4/30/2023	$22,071	$24,316	$30,910
5/31/2023	$22,814	$24,411	$32,319
6/30/2023	$24,344	$26,078	$34,529
7/31/2023	$24,846	$27,013	$35,692
8/31/2023	$24,745	$26,491	$35,372
9/30/2023	$23,398	$25,229	$33,448
10/31/2023	$23,233	$24,560	$32,972
11/30/2023	$25,926	$26,851	$36,566
12/31/2023	$26,951	$28,275	$38,185
1/31/2024	$28,326	$28,588	$39,138
2/29/2024	$30,513	$30,136	$41,808
3/31/2024	$31,066	$31,108	$42,544
4/30/2024	$29,423	$29,739	$40,739
5/31/2024	$31,104	$31,144	$43,178
6/30/2024	$33,369	$32,108	$46,090
7/31/2024	$32,133	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	29.36	13.28	13.05
Class A with Load	21.92	11.95	12.38
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Material Change Date	Aug. 01, 2023
AssetsNet		$ 974,207,443
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 4,135,246
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]
Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000092782
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Administrator Class
Trading Symbol		STDFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$109	0.95%

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps. Security selection and positioning within the Magnificent 7, which accounted for nearly half of the benchmark’s weight, contributed to relative performance. The portfolio benefited from a lack of exposure to Tesla, Inc., which underperformed the benchmark. Additionally, the portfolio’s overweight to NVIDIA Corp. and Meta Platforms, Inc., both beneficiaries of the AI movement, added to returns. Security selection within financials, including S&P Global, Inc. and BlackRock, Inc., experienced headwinds and detracted from results. There were no meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Administrator Class	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,316	$10,420	$10,458
9/30/2014	$10,178	$10,202	$10,306
10/31/2014	$10,508	$10,483	$10,578
11/30/2014	$10,692	$10,737	$10,913
12/31/2014	$10,690	$10,737	$10,800
1/31/2015	$10,518	$10,438	$10,634
2/28/2015	$11,198	$11,043	$11,343
3/31/2015	$11,074	$10,930	$11,214
4/30/2015	$11,102	$10,980	$11,270
5/31/2015	$11,161	$11,132	$11,429
6/30/2015	$11,040	$10,945	$11,227
7/31/2015	$11,448	$11,128	$11,608
8/31/2015	$10,750	$10,457	$10,903
9/30/2015	$10,493	$10,152	$10,634
10/31/2015	$11,391	$10,954	$11,549
11/30/2015	$11,405	$11,014	$11,582
12/31/2015	$11,173	$10,788	$11,412
1/31/2016	$10,276	$10,180	$10,775
2/29/2016	$10,157	$10,176	$10,770
3/31/2016	$10,723	$10,893	$11,496
4/30/2016	$10,723	$10,960	$11,391
5/31/2016	$10,925	$11,156	$11,612
6/30/2016	$10,643	$11,179	$11,567
7/31/2016	$11,253	$11,623	$12,113
8/31/2016	$11,190	$11,653	$12,053
9/30/2016	$11,185	$11,671	$12,097
10/31/2016	$10,903	$11,419	$11,813
11/30/2016	$10,993	$11,930	$12,070
12/31/2016	$10,909	$12,162	$12,219
1/31/2017	$11,400	$12,391	$12,631
2/28/2017	$11,812	$12,852	$13,156
3/31/2017	$11,953	$12,861	$13,308
4/30/2017	$12,298	$12,997	$13,612
5/31/2017	$12,695	$13,130	$13,966
6/30/2017	$12,546	$13,249	$13,929
7/31/2017	$12,912	$13,498	$14,299
8/31/2017	$13,122	$13,524	$14,562
9/30/2017	$13,393	$13,854	$14,751
10/31/2017	$13,969	$14,157	$15,322
11/30/2017	$14,376	$14,586	$15,788
12/31/2017	$14,518	$14,732	$15,911
1/31/2018	$15,850	$15,509	$17,038
2/28/2018	$15,607	$14,937	$16,591
3/31/2018	$15,210	$14,637	$16,136
4/30/2018	$15,283	$14,693	$16,192
5/31/2018	$16,051	$15,108	$16,902
6/30/2018	$16,130	$15,207	$17,065
7/31/2018	$16,546	$15,711	$17,566
8/31/2018	$17,286	$16,263	$18,526
9/30/2018	$17,494	$16,290	$18,630
10/31/2018	$15,689	$15,090	$16,964
11/30/2018	$15,938	$15,393	$17,144
12/31/2018	$14,628	$13,960	$15,670
1/31/2019	$16,046	$15,158	$17,079
2/28/2019	$16,767	$15,691	$17,690
3/31/2019	$17,185	$15,920	$18,193
4/30/2019	$18,193	$16,556	$19,015
5/31/2019	$17,119	$15,485	$17,814
6/30/2019	$18,123	$16,572	$19,037
7/31/2019	$18,389	$16,819	$19,467
8/31/2019	$17,996	$16,476	$19,318
9/30/2019	$18,008	$16,765	$19,320
10/31/2019	$18,197	$17,126	$19,865
11/30/2019	$18,951	$17,777	$20,746
12/31/2019	$19,432	$18,290	$21,372
1/31/2020	$20,058	$18,270	$21,850
2/29/2020	$18,679	$16,774	$20,362
3/31/2020	$16,467	$14,468	$18,359
4/30/2020	$19,112	$16,384	$21,075
5/31/2020	$20,599	$17,260	$22,490
6/30/2020	$21,211	$17,655	$23,470
7/31/2020	$22,734	$18,657	$25,275
8/31/2020	$24,766	$20,009	$27,884
9/30/2020	$23,595	$19,280	$26,572
10/31/2020	$22,721	$18,864	$25,669
11/30/2020	$24,865	$21,159	$28,298
12/31/2020	$25,707	$22,111	$29,599
1/31/2021	$24,959	$22,012	$29,380
2/28/2021	$25,655	$22,700	$29,373
3/31/2021	$25,629	$23,514	$29,878
4/30/2021	$27,387	$24,726	$31,911
5/31/2021	$26,815	$24,839	$31,469
6/30/2021	$28,196	$25,452	$33,444
7/31/2021	$28,959	$25,882	$34,546
8/31/2021	$29,841	$26,620	$35,838
9/30/2021	$28,078	$25,426	$33,830
10/31/2021	$29,820	$27,145	$36,761
11/30/2021	$29,408	$26,732	$36,985
12/31/2021	$29,761	$27,785	$37,767
1/31/2022	$26,745	$26,150	$34,526
2/28/2022	$25,815	$25,491	$33,060
3/31/2022	$26,482	$26,318	$34,353
4/30/2022	$22,887	$23,956	$30,204
5/31/2022	$22,405	$23,924	$29,502
6/30/2022	$20,646	$21,923	$27,165
7/31/2022	$22,959	$23,979	$30,426
8/31/2022	$21,850	$23,084	$29,008
9/30/2022	$19,787	$20,944	$26,188
10/31/2022	$20,771	$22,661	$27,719
11/30/2022	$22,029	$23,844	$28,982
12/31/2022	$20,561	$22,448	$26,763
1/31/2023	$22,029	$23,994	$28,994
2/28/2023	$21,659	$23,433	$28,649
3/31/2023	$23,141	$24,060	$30,608
4/30/2023	$23,650	$24,316	$30,910
5/31/2023	$24,451	$24,411	$32,319
6/30/2023	$26,098	$26,078	$34,529
7/31/2023	$26,634	$27,013	$35,692
8/31/2023	$26,528	$26,491	$35,372
9/30/2023	$25,086	$25,229	$33,448
10/31/2023	$24,907	$24,560	$32,972
11/30/2023	$27,805	$26,851	$36,566
12/31/2023	$28,907	$28,275	$38,185
1/31/2024	$30,378	$28,588	$39,138
2/29/2024	$32,732	$30,136	$41,808
3/31/2024	$33,320	$31,108	$42,544
4/30/2024	$31,571	$29,739	$40,739
5/31/2024	$33,376	$31,144	$43,178
6/30/2024	$35,808	$32,108	$46,090
7/31/2024	$34,473	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	29.46	13.39	13.17
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Material Change Date	Aug. 01, 2023
AssetsNet		$ 974,207,443
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 4,135,246
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]
Total net assets	$974,207,443
# of portfolio holdings	54
Portfolio turnover rate	29%
Total advisory fees paid	$4,135,246

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.6
NVIDIA Corp.	9.8
Amazon.com, Inc.	8.0
Apple, Inc.	7.8
Meta Platforms, Inc. Class A	5.7
Alphabet, Inc. Class A	3.9
Visa, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.6
Eli Lilly & Co.	2.5
Tradeweb Markets, Inc. Class A	2.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000064967
Shareholder Report [Line Items]
Fund Name		Large Company Value Fund
Class Name		Institutional Class
Trading Symbol		WLCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	0.50%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,455	$10,420	$10,368
9/30/2014	$10,163	$10,202	$10,154
10/31/2014	$10,264	$10,483	$10,382
11/30/2014	$10,441	$10,737	$10,594
12/31/2014	$10,457	$10,737	$10,659
1/31/2015	$10,026	$10,438	$10,233
2/28/2015	$10,594	$11,043	$10,728
3/31/2015	$10,600	$10,930	$10,582
4/30/2015	$10,594	$10,980	$10,681
5/31/2015	$10,744	$11,132	$10,810
6/30/2015	$10,673	$10,945	$10,594
7/31/2015	$10,614	$11,128	$10,640
8/31/2015	$9,977	$10,457	$10,007
9/30/2015	$9,629	$10,152	$9,705
10/31/2015	$10,255	$10,954	$10,437
11/30/2015	$10,386	$11,014	$10,477
12/31/2015	$10,052	$10,788	$10,251
1/31/2016	$9,359	$10,180	$9,722
2/29/2016	$9,381	$10,176	$9,719
3/31/2016	$10,089	$10,893	$10,419
4/30/2016	$10,147	$10,960	$10,638
5/31/2016	$10,326	$11,156	$10,803
6/30/2016	$10,168	$11,179	$10,897
7/31/2016	$10,557	$11,623	$11,213
8/31/2016	$10,608	$11,653	$11,300
9/30/2016	$10,592	$11,671	$11,276
10/31/2016	$10,433	$11,419	$11,102
11/30/2016	$11,054	$11,930	$11,736
12/31/2016	$11,302	$12,162	$12,029
1/31/2017	$11,439	$12,391	$12,115
2/28/2017	$11,867	$12,852	$12,550
3/31/2017	$11,758	$12,861	$12,422
4/30/2017	$11,715	$12,997	$12,399
5/31/2017	$11,722	$13,130	$12,387
6/30/2017	$11,918	$13,249	$12,589
7/31/2017	$12,100	$13,498	$12,757
8/31/2017	$12,049	$13,524	$12,608
9/30/2017	$12,374	$13,854	$12,981
10/31/2017	$12,579	$14,157	$13,076
11/30/2017	$12,945	$14,586	$13,476
12/31/2017	$13,069	$14,732	$13,673
1/31/2018	$13,623	$15,509	$14,201
2/28/2018	$12,851	$14,937	$13,523
3/31/2018	$12,644	$14,637	$13,285
4/30/2018	$12,690	$14,693	$13,329
5/31/2018	$12,863	$15,108	$13,408
6/30/2018	$12,854	$15,207	$13,442
7/31/2018	$13,282	$15,711	$13,974
8/31/2018	$13,482	$16,263	$14,180
9/30/2018	$13,552	$16,290	$14,208
10/31/2018	$12,653	$15,090	$13,472
11/30/2018	$13,084	$15,393	$13,875
12/31/2018	$11,822	$13,960	$12,542
1/31/2019	$12,696	$15,158	$13,519
2/28/2019	$12,984	$15,691	$13,951
3/31/2019	$13,015	$15,920	$14,039
4/30/2019	$13,470	$16,556	$14,537
5/31/2019	$12,716	$15,485	$13,603
6/30/2019	$13,488	$16,572	$14,579
7/31/2019	$13,529	$16,819	$14,700
8/31/2019	$13,125	$16,476	$14,268
9/30/2019	$13,378	$16,765	$14,777
10/31/2019	$13,619	$17,126	$14,983
11/30/2019	$14,099	$17,777	$15,446
12/31/2019	$14,531	$18,290	$15,871
1/31/2020	$14,330	$18,270	$15,530
2/29/2020	$13,208	$16,774	$14,026
3/31/2020	$11,081	$14,468	$11,629
4/30/2020	$12,125	$16,384	$12,936
5/31/2020	$12,733	$17,260	$13,380
6/30/2020	$12,611	$17,655	$13,291
7/31/2020	$13,231	$18,657	$13,816
8/31/2020	$14,075	$20,009	$14,387
9/30/2020	$13,644	$19,280	$14,034
10/31/2020	$13,505	$18,864	$13,850
11/30/2020	$15,394	$21,159	$15,713
12/31/2020	$15,967	$22,111	$16,315
1/31/2021	$15,814	$22,012	$16,166
2/28/2021	$17,050	$22,700	$17,143
3/31/2021	$17,922	$23,514	$18,151
4/30/2021	$18,747	$24,726	$18,877
5/31/2021	$19,220	$24,839	$19,318
6/30/2021	$19,010	$25,452	$19,097
7/31/2021	$19,165	$25,882	$19,249
8/31/2021	$19,662	$26,620	$19,631
9/30/2021	$18,843	$25,426	$18,948
10/31/2021	$19,896	$27,145	$19,910
11/30/2021	$19,275	$26,732	$19,208
12/31/2021	$20,710	$27,785	$20,420
1/31/2022	$20,166	$26,150	$19,944
2/28/2022	$20,166	$25,491	$19,713
3/31/2022	$20,566	$26,318	$20,269
4/30/2022	$19,241	$23,956	$19,126
5/31/2022	$19,724	$23,924	$19,498
6/30/2022	$18,056	$21,923	$17,794
7/31/2022	$19,122	$23,979	$18,974
8/31/2022	$18,557	$23,084	$18,409
9/30/2022	$16,879	$20,944	$16,795
10/31/2022	$18,628	$22,661	$18,517
11/30/2022	$19,700	$23,844	$19,674
12/31/2022	$18,891	$22,448	$18,881
1/31/2023	$19,808	$23,994	$19,859
2/28/2023	$19,065	$23,433	$19,159
3/31/2023	$18,866	$24,060	$19,071
4/30/2023	$18,977	$24,316	$19,358
5/31/2023	$18,388	$24,411	$18,611
6/30/2023	$19,406	$26,078	$19,848
7/31/2023	$20,285	$27,013	$20,546
8/31/2023	$19,678	$26,491	$19,991
9/30/2023	$18,932	$25,229	$19,220
10/31/2023	$18,273	$24,560	$18,541
11/30/2023	$19,606	$26,851	$19,940
12/31/2023	$20,740	$28,275	$21,045
1/31/2024	$20,933	$28,588	$21,067
2/29/2024	$21,949	$30,136	$21,844
3/31/2024	$23,333	$31,108	$22,936
4/30/2024	$22,572	$29,739	$21,956
5/31/2024	$23,479	$31,144	$22,652
6/30/2024	$23,506	$32,108	$22,439
7/31/2024	$24,204	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	19.32	12.34	9.24
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

AssetsNet		$ 242,851,310
Holdings Count | Holding		124
Advisory Fees Paid, Amount		$ 582,758
InvestmentCompanyPortfolioTurnover		237.00%
Additional Fund Statistics [Text Block]
Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

Material Fund Change [Text Block]
C000177470
Shareholder Report [Line Items]
Fund Name		Large Company Value Fund
Class Name		Class R6
Trading Symbol		WTLVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$44	0.40%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,455	$10,420	$10,368
9/30/2014	$10,163	$10,202	$10,154
10/31/2014	$10,264	$10,483	$10,382
11/30/2014	$10,441	$10,737	$10,594
12/31/2014	$10,457	$10,737	$10,659
1/31/2015	$10,026	$10,438	$10,233
2/28/2015	$10,594	$11,043	$10,728
3/31/2015	$10,600	$10,930	$10,582
4/30/2015	$10,594	$10,980	$10,681
5/31/2015	$10,744	$11,132	$10,810
6/30/2015	$10,673	$10,945	$10,594
7/31/2015	$10,614	$11,128	$10,640
8/31/2015	$9,977	$10,457	$10,007
9/30/2015	$9,629	$10,152	$9,705
10/31/2015	$10,255	$10,954	$10,437
11/30/2015	$10,386	$11,014	$10,477
12/31/2015	$10,052	$10,788	$10,251
1/31/2016	$9,359	$10,180	$9,722
2/29/2016	$9,381	$10,176	$9,719
3/31/2016	$10,089	$10,893	$10,419
4/30/2016	$10,147	$10,960	$10,638
5/31/2016	$10,326	$11,156	$10,803
6/30/2016	$10,168	$11,179	$10,897
7/31/2016	$10,557	$11,623	$11,213
8/31/2016	$10,608	$11,653	$11,300
9/30/2016	$10,592	$11,671	$11,276
10/31/2016	$10,433	$11,419	$11,102
11/30/2016	$11,054	$11,930	$11,736
12/31/2016	$11,302	$12,162	$12,029
1/31/2017	$11,439	$12,391	$12,115
2/28/2017	$11,867	$12,852	$12,550
3/31/2017	$11,758	$12,861	$12,422
4/30/2017	$11,715	$12,997	$12,399
5/31/2017	$11,729	$13,130	$12,387
6/30/2017	$11,925	$13,249	$12,589
7/31/2017	$12,107	$13,498	$12,757
8/31/2017	$12,063	$13,524	$12,608
9/30/2017	$12,381	$13,854	$12,981
10/31/2017	$12,586	$14,157	$13,076
11/30/2017	$12,959	$14,586	$13,476
12/31/2017	$13,078	$14,732	$13,673
1/31/2018	$13,633	$15,509	$14,201
2/28/2018	$12,860	$14,937	$13,523
3/31/2018	$12,656	$14,637	$13,285
4/30/2018	$12,702	$14,693	$13,329
5/31/2018	$12,884	$15,108	$13,408
6/30/2018	$12,875	$15,207	$13,442
7/31/2018	$13,304	$15,711	$13,974
8/31/2018	$13,513	$16,263	$14,180
9/30/2018	$13,580	$16,290	$14,208
10/31/2018	$12,671	$15,090	$13,472
11/30/2018	$13,103	$15,393	$13,875
12/31/2018	$11,842	$13,960	$12,542
1/31/2019	$12,717	$15,158	$13,519
2/28/2019	$13,006	$15,691	$13,951
3/31/2019	$13,040	$15,920	$14,039
4/30/2019	$13,495	$16,556	$14,537
5/31/2019	$12,740	$15,485	$13,603
6/30/2019	$13,517	$16,572	$14,579
7/31/2019	$13,559	$16,819	$14,700
8/31/2019	$13,153	$16,476	$14,268
9/30/2019	$13,411	$16,765	$14,777
10/31/2019	$13,652	$17,126	$14,983
11/30/2019	$14,133	$17,777	$15,446
12/31/2019	$14,575	$18,290	$15,871
1/31/2020	$14,373	$18,270	$15,530
2/29/2020	$13,247	$16,774	$14,026
3/31/2020	$11,103	$14,468	$11,629
4/30/2020	$12,152	$16,384	$12,936
5/31/2020	$12,761	$17,260	$13,380
6/30/2020	$12,642	$17,655	$13,291
7/31/2020	$13,275	$18,657	$13,816
8/31/2020	$14,123	$20,009	$14,387
9/30/2020	$13,683	$19,280	$14,034
10/31/2020	$13,554	$18,864	$13,850
11/30/2020	$15,451	$21,159	$15,713
12/31/2020	$16,021	$22,111	$16,315
1/31/2021	$15,867	$22,012	$16,166
2/28/2021	$17,108	$22,700	$17,143
3/31/2021	$17,978	$23,514	$18,151
4/30/2021	$18,817	$24,726	$18,877
5/31/2021	$19,292	$24,839	$19,318
6/30/2021	$19,075	$25,452	$19,097
7/31/2021	$19,242	$25,882	$19,249
8/31/2021	$19,741	$26,620	$19,631
9/30/2021	$18,912	$25,426	$18,948
10/31/2021	$19,981	$27,145	$19,910
11/30/2021	$19,357	$26,732	$19,208
12/31/2021	$20,795	$27,785	$20,420
1/31/2022	$20,264	$26,150	$19,944
2/28/2022	$20,248	$25,491	$19,713
3/31/2022	$20,656	$26,318	$20,269
4/30/2022	$19,322	$23,956	$19,126
5/31/2022	$19,824	$23,924	$19,498
6/30/2022	$18,149	$21,923	$17,794
7/31/2022	$19,222	$23,979	$18,974
8/31/2022	$18,654	$23,084	$18,409
9/30/2022	$16,969	$20,944	$16,795
10/31/2022	$18,715	$22,661	$18,517
11/30/2022	$19,810	$23,844	$19,674
12/31/2022	$18,984	$22,448	$18,881
1/31/2023	$19,924	$23,994	$19,859
2/28/2023	$19,175	$23,433	$19,159
3/31/2023	$18,963	$24,060	$19,071
4/30/2023	$19,091	$24,316	$19,358
5/31/2023	$18,498	$24,411	$18,611
6/30/2023	$19,512	$26,078	$19,848
7/31/2023	$20,398	$27,013	$20,546
8/31/2023	$19,786	$26,491	$19,991
9/30/2023	$19,055	$25,229	$19,220
10/31/2023	$18,391	$24,560	$18,541
11/30/2023	$19,735	$26,851	$19,940
12/31/2023	$20,867	$28,275	$21,045
1/31/2024	$21,062	$28,588	$21,067
2/29/2024	$22,086	$30,136	$21,844
3/31/2024	$23,471	$31,108	$22,936
4/30/2024	$22,736	$29,739	$21,956
5/31/2024	$23,634	$31,144	$22,652
6/30/2024	$23,667	$32,108	$22,439
7/31/2024	$24,371	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6Footnote Reference*	19.48	12.44	9.32
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on April 7, 2017 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet		$ 242,851,310
Holdings Count | Holding		124
Advisory Fees Paid, Amount		$ 582,758
InvestmentCompanyPortfolioTurnover		237.00%
Additional Fund Statistics [Text Block]
Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

Material Fund Change [Text Block]
C000064966
Shareholder Report [Line Items]
Fund Name		Large Company Value Fund
Class Name		Class C
Trading Symbol		WFLVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$171	1.57%

Expenses Paid, Amount		$ 171
Expense Ratio, Percent		1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Line Graph [Table Text Block]
	Class C with Load	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,444	$10,420	$10,368
9/30/2014	$10,140	$10,202	$10,154
10/31/2014	$10,234	$10,483	$10,382
11/30/2014	$10,403	$10,737	$10,594
12/31/2014	$10,409	$10,737	$10,659
1/31/2015	$9,974	$10,438	$10,233
2/28/2015	$10,524	$11,043	$10,728
3/31/2015	$10,516	$10,930	$10,582
4/30/2015	$10,497	$10,980	$10,681
5/31/2015	$10,644	$11,132	$10,810
6/30/2015	$10,563	$10,945	$10,594
7/31/2015	$10,492	$11,128	$10,640
8/31/2015	$9,846	$10,457	$10,007
9/30/2015	$9,495	$10,152	$9,705
10/31/2015	$10,102	$10,954	$10,437
11/30/2015	$10,224	$11,014	$10,477
12/31/2015	$9,888	$10,788	$10,251
1/31/2016	$9,197	$10,180	$9,722
2/29/2016	$9,211	$10,176	$9,719
3/31/2016	$9,889	$10,893	$10,419
4/30/2016	$9,938	$10,960	$10,638
5/31/2016	$10,104	$11,156	$10,803
6/30/2016	$9,949	$11,179	$10,897
7/31/2016	$10,316	$11,623	$11,213
8/31/2016	$10,358	$11,653	$11,300
9/30/2016	$10,326	$11,671	$11,276
10/31/2016	$10,167	$11,419	$11,102
11/30/2016	$10,763	$11,930	$11,736
12/31/2016	$10,988	$12,162	$12,029
1/31/2017	$11,113	$12,391	$12,115
2/28/2017	$11,522	$12,852	$12,550
3/31/2017	$11,400	$12,861	$12,422
4/30/2017	$11,351	$12,997	$12,399
5/31/2017	$11,344	$13,130	$12,387
6/30/2017	$11,532	$13,249	$12,589
7/31/2017	$11,698	$13,498	$12,757
8/31/2017	$11,636	$13,524	$12,608
9/30/2017	$11,939	$13,854	$12,981
10/31/2017	$12,119	$14,157	$13,076
11/30/2017	$12,459	$14,586	$13,476
12/31/2017	$12,572	$14,732	$13,673
1/31/2018	$13,094	$15,509	$14,201
2/28/2018	$12,341	$14,937	$13,523
3/31/2018	$12,135	$14,637	$13,285
4/30/2018	$12,161	$14,693	$13,329
5/31/2018	$12,323	$15,108	$13,408
6/30/2018	$12,306	$15,207	$13,442
7/31/2018	$12,692	$15,711	$13,974
8/31/2018	$12,880	$16,263	$14,180
9/30/2018	$12,931	$16,290	$14,208
10/31/2018	$12,056	$15,090	$13,472
11/30/2018	$12,459	$15,393	$13,875
12/31/2018	$11,243	$13,960	$12,542
1/31/2019	$12,065	$15,158	$13,519
2/28/2019	$12,323	$15,691	$13,951
3/31/2019	$12,346	$15,920	$14,039
4/30/2019	$12,767	$16,556	$14,537
5/31/2019	$12,040	$15,485	$13,603
6/30/2019	$12,760	$16,572	$14,579
7/31/2019	$12,788	$16,819	$14,700
8/31/2019	$12,395	$16,476	$14,268
9/30/2019	$12,620	$16,765	$14,777
10/31/2019	$12,841	$17,126	$14,983
11/30/2019	$13,283	$17,777	$15,446
12/31/2019	$13,678	$18,290	$15,871
1/31/2020	$13,475	$18,270	$15,530
2/29/2020	$12,411	$16,774	$14,026
3/31/2020	$10,398	$14,468	$11,629
4/30/2020	$11,368	$16,384	$12,936
5/31/2020	$11,921	$17,260	$13,380
6/30/2020	$11,798	$17,655	$13,291
7/31/2020	$12,370	$18,657	$13,816
8/31/2020	$13,156	$20,009	$14,387
9/30/2020	$12,736	$19,280	$14,034
10/31/2020	$12,600	$18,864	$13,850
11/30/2020	$14,348	$21,159	$15,713
12/31/2020	$14,870	$22,111	$16,315
1/31/2021	$14,712	$22,012	$16,166
2/28/2021	$15,848	$22,700	$17,143
3/31/2021	$16,638	$23,514	$18,151
4/30/2021	$17,391	$24,726	$18,877
5/31/2021	$17,818	$24,839	$19,318
6/30/2021	$17,601	$25,452	$19,097
7/31/2021	$17,730	$25,882	$19,249
8/31/2021	$18,178	$26,620	$19,631
9/30/2021	$17,401	$25,426	$18,948
10/31/2021	$18,365	$27,145	$19,910
11/30/2021	$17,779	$26,732	$19,208
12/31/2021	$19,067	$27,785	$20,420
1/31/2022	$18,559	$26,150	$19,944
2/28/2022	$18,545	$25,491	$19,713
3/31/2022	$18,894	$26,318	$20,269
4/30/2022	$17,655	$23,956	$19,126
5/31/2022	$18,082	$23,924	$19,498
6/30/2022	$16,546	$21,923	$17,794
7/31/2022	$17,499	$23,979	$18,974
8/31/2022	$16,978	$23,084	$18,409
9/30/2022	$15,431	$20,944	$16,795
10/31/2022	$17,029	$22,661	$18,517
11/30/2022	$18,003	$23,844	$19,674
12/31/2022	$17,254	$22,448	$18,881
1/31/2023	$18,099	$23,994	$19,859
2/28/2023	$17,414	$23,433	$19,159
3/31/2023	$17,218	$24,060	$19,071
4/30/2023	$17,321	$24,316	$19,358
5/31/2023	$16,779	$24,411	$18,611
6/30/2023	$17,702	$26,078	$19,848
7/31/2023	$18,496	$27,013	$20,546
8/31/2023	$17,937	$26,491	$19,991
9/30/2023	$17,255	$25,229	$19,220
10/31/2023	$16,665	$24,560	$18,541
11/30/2023	$17,860	$26,851	$19,940
12/31/2023	$18,886	$28,275	$21,045
1/31/2024	$19,064	$28,588	$21,067
2/29/2024	$19,981	$30,136	$21,844
3/31/2024	$21,224	$31,108	$22,936
4/30/2024	$20,541	$29,739	$21,956
5/31/2024	$21,358	$31,144	$22,652
6/30/2024	$21,381	$32,108	$22,439
7/31/2024	$22,006	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	18.05	11.14	8.21
Class C with Load	17.05	11.14	8.21
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

AssetsNet		$ 242,851,310
Holdings Count | Holding		124
Advisory Fees Paid, Amount		$ 582,758
InvestmentCompanyPortfolioTurnover		237.00%
Additional Fund Statistics [Text Block]
Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

Material Fund Change [Text Block]
C000064965
Shareholder Report [Line Items]
Fund Name		Large Company Value Fund
Class Name		Class A
Trading Symbol		WLCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$88	0.80%

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Line Graph [Table Text Block]
	Class A with Load	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$9,423	$10,000	$10,000
8/31/2014	$9,849	$10,420	$10,368
9/30/2014	$9,567	$10,202	$10,154
10/31/2014	$9,662	$10,483	$10,382
11/30/2014	$9,825	$10,737	$10,594
12/31/2014	$9,840	$10,737	$10,659
1/31/2015	$9,427	$10,438	$10,233
2/28/2015	$9,957	$11,043	$10,728
3/31/2015	$9,960	$10,930	$10,582
4/30/2015	$9,948	$10,980	$10,681
5/31/2015	$10,090	$11,132	$10,810
6/30/2015	$10,017	$10,945	$10,594
7/31/2015	$9,962	$11,128	$10,640
8/31/2015	$9,355	$10,457	$10,007
9/30/2015	$9,028	$10,152	$9,705
10/31/2015	$9,611	$10,954	$10,437
11/30/2015	$9,729	$11,014	$10,477
12/31/2015	$9,412	$10,788	$10,251
1/31/2016	$8,760	$10,180	$9,722
2/29/2016	$8,780	$10,176	$9,719
3/31/2016	$9,433	$10,893	$10,419
4/30/2016	$9,487	$10,960	$10,638
5/31/2016	$9,649	$11,156	$10,803
6/30/2016	$9,506	$11,179	$10,897
7/31/2016	$9,864	$11,623	$11,213
8/31/2016	$9,912	$11,653	$11,300
9/30/2016	$9,892	$11,671	$11,276
10/31/2016	$9,743	$11,419	$11,102
11/30/2016	$10,319	$11,930	$11,736
12/31/2016	$10,542	$12,162	$12,029
1/31/2017	$10,664	$12,391	$12,115
2/28/2017	$11,072	$12,852	$12,550
3/31/2017	$10,956	$12,861	$12,422
4/30/2017	$10,915	$12,997	$12,399
5/31/2017	$10,922	$13,130	$12,387
6/30/2017	$11,099	$13,249	$12,589
7/31/2017	$11,269	$13,498	$12,757
8/31/2017	$11,221	$13,524	$12,608
9/30/2017	$11,512	$13,854	$12,981
10/31/2017	$11,697	$14,157	$13,076
11/30/2017	$12,039	$14,586	$13,476
12/31/2017	$12,153	$14,732	$13,673
1/31/2018	$12,663	$15,509	$14,201
2/28/2018	$11,940	$14,937	$13,523
3/31/2018	$11,747	$14,637	$13,285
4/30/2018	$11,781	$14,693	$13,329
5/31/2018	$11,943	$15,108	$13,408
6/30/2018	$11,935	$15,207	$13,442
7/31/2018	$12,327	$15,711	$13,974
8/31/2018	$12,514	$16,263	$14,180
9/30/2018	$12,567	$16,290	$14,208
10/31/2018	$11,727	$15,090	$13,472
11/30/2018	$12,130	$15,393	$13,875
12/31/2018	$10,948	$13,960	$12,542
1/31/2019	$11,754	$15,158	$13,519
2/28/2019	$12,023	$15,691	$13,951
3/31/2019	$12,045	$15,920	$14,039
4/30/2019	$12,469	$16,556	$14,537
5/31/2019	$11,765	$15,485	$13,603
6/30/2019	$12,476	$16,572	$14,579
7/31/2019	$12,505	$16,819	$14,700
8/31/2019	$12,127	$16,476	$14,268
9/30/2019	$12,363	$16,765	$14,777
10/31/2019	$12,587	$17,126	$14,983
11/30/2019	$13,025	$17,777	$15,446
12/31/2019	$13,422	$18,290	$15,871
1/31/2020	$13,225	$18,270	$15,530
2/29/2020	$12,193	$16,774	$14,026
3/31/2020	$10,219	$14,468	$11,629
4/30/2020	$11,188	$16,384	$12,936
5/31/2020	$11,741	$17,260	$13,380
6/30/2020	$11,629	$17,655	$13,291
7/31/2020	$12,194	$18,657	$13,816
8/31/2020	$12,967	$20,009	$14,387
9/30/2020	$12,567	$19,280	$14,034
10/31/2020	$12,437	$18,864	$13,850
11/30/2020	$14,177	$21,159	$15,713
12/31/2020	$14,695	$22,111	$16,315
1/31/2021	$14,553	$22,012	$16,166
2/28/2021	$15,687	$22,700	$17,143
3/31/2021	$16,484	$23,514	$18,151
4/30/2021	$17,237	$24,726	$18,877
5/31/2021	$17,664	$24,839	$19,318
6/30/2021	$17,466	$25,452	$19,097
7/31/2021	$17,609	$25,882	$19,249
8/31/2021	$18,058	$26,620	$19,631
9/30/2021	$17,297	$25,426	$18,948
10/31/2021	$18,270	$27,145	$19,910
11/30/2021	$17,697	$26,732	$19,208
12/31/2021	$18,999	$27,785	$20,420
1/31/2022	$18,497	$26,150	$19,944
2/28/2022	$18,497	$25,491	$19,713
3/31/2022	$18,855	$26,318	$20,269
4/30/2022	$17,630	$23,956	$19,126
5/31/2022	$18,077	$23,924	$19,498
6/30/2022	$16,534	$21,923	$17,794
7/31/2022	$17,519	$23,979	$18,974
8/31/2022	$16,998	$23,084	$18,409
9/30/2022	$15,448	$20,944	$16,795
10/31/2022	$17,048	$22,661	$18,517
11/30/2022	$18,023	$23,844	$19,674
12/31/2022	$17,274	$22,448	$18,881
1/31/2023	$18,120	$23,994	$19,859
2/28/2023	$17,434	$23,433	$19,159
3/31/2023	$17,238	$24,060	$19,071
4/30/2023	$17,340	$24,316	$19,358
5/31/2023	$16,798	$24,411	$18,611
6/30/2023	$17,722	$26,078	$19,848
7/31/2023	$18,517	$27,013	$20,546
8/31/2023	$17,957	$26,491	$19,991
9/30/2023	$17,275	$25,229	$19,220
10/31/2023	$16,683	$24,560	$18,541
11/30/2023	$17,880	$26,851	$19,940
12/31/2023	$18,907	$28,275	$21,045
1/31/2024	$19,085	$28,588	$21,067
2/29/2024	$20,004	$30,136	$21,844
3/31/2024	$21,248	$31,108	$22,936
4/30/2024	$20,564	$29,739	$21,956
5/31/2024	$21,382	$31,144	$22,652
6/30/2024	$21,405	$32,108	$22,439
7/31/2024	$22,031	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	18.98	11.99	8.86
Class A with Load	12.12	10.67	8.22
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

AssetsNet		$ 242,851,310
Holdings Count | Holding		124
Advisory Fees Paid, Amount		$ 582,758
InvestmentCompanyPortfolioTurnover		237.00%
Additional Fund Statistics [Text Block]
Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

Material Fund Change [Text Block]
C000019968
Shareholder Report [Line Items]
Fund Name		Large Company Value Fund
Class Name		Administrator Class
Trading Symbol		WWIDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Company Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$81	0.74%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities continued to move sharply higher, with the S&P 500 Index delivering a 22.15% return for the 12-month period that ended on July 31, 2024. The Fund outperformed its benchmark, the Russell 1000® Value Index, by more than 400 basis points (bps; 100 bps equal 1.00%) for the 12-month period.

The Fund outperformed primarily due to the success of the stock selection model, driven by our intention to weight stocks according to their factor potential. Over the past year, a primary headwind occurred with certain sector exposures. From a sector perspective, the Fund’s overweight to consumer discretionary securities was the greatest detractor.

Throughout the past 12 months, the dynamic stock selection model gravitated toward securities with attractive factor exposures and away from securities with unattractive factor exposures. For instance, exposure to 12-month momentum – high growth increased significantly. On the other hand, there was an outsized decrease in exposure to the yield beta factor.

Line Graph [Table Text Block]
	Administrator Class	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,449	$10,420	$10,368
9/30/2014	$10,156	$10,202	$10,154
10/31/2014	$10,256	$10,483	$10,382
11/30/2014	$10,434	$10,737	$10,594
12/31/2014	$10,448	$10,737	$10,659
1/31/2015	$10,019	$10,438	$10,233
2/28/2015	$10,585	$11,043	$10,728
3/31/2015	$10,587	$10,930	$10,582
4/30/2015	$10,574	$10,980	$10,681
5/31/2015	$10,730	$11,132	$10,810
6/30/2015	$10,654	$10,945	$10,594
7/31/2015	$10,595	$11,128	$10,640
8/31/2015	$9,954	$10,457	$10,007
9/30/2015	$9,602	$10,152	$9,705
10/31/2015	$10,225	$10,954	$10,437
11/30/2015	$10,356	$11,014	$10,477
12/31/2015	$10,023	$10,788	$10,251
1/31/2016	$9,333	$10,180	$9,722
2/29/2016	$9,348	$10,176	$9,719
3/31/2016	$10,052	$10,893	$10,419
4/30/2016	$10,102	$10,960	$10,638
5/31/2016	$10,281	$11,156	$10,803
6/30/2016	$10,125	$11,179	$10,897
7/31/2016	$10,511	$11,623	$11,213
8/31/2016	$10,561	$11,653	$11,300
9/30/2016	$10,542	$11,671	$11,276
10/31/2016	$10,377	$11,419	$11,102
11/30/2016	$11,001	$11,930	$11,736
12/31/2016	$11,240	$12,162	$12,029
1/31/2017	$11,370	$12,391	$12,115
2/28/2017	$11,802	$12,852	$12,550
3/31/2017	$11,681	$12,861	$12,422
4/30/2017	$11,638	$12,997	$12,399
5/31/2017	$11,645	$13,130	$12,387
6/30/2017	$11,840	$13,249	$12,589
7/31/2017	$12,020	$13,498	$12,757
8/31/2017	$11,962	$13,524	$12,608
9/30/2017	$12,281	$13,854	$12,981
10/31/2017	$12,484	$14,157	$13,076
11/30/2017	$12,846	$14,586	$13,476
12/31/2017	$12,960	$14,732	$13,673
1/31/2018	$13,509	$15,509	$14,201
2/28/2018	$12,744	$14,937	$13,523
3/31/2018	$12,533	$14,637	$13,285
4/30/2018	$12,578	$14,693	$13,329
5/31/2018	$12,749	$15,108	$13,408
6/30/2018	$12,740	$15,207	$13,442
7/31/2018	$13,155	$15,711	$13,974
8/31/2018	$13,353	$16,263	$14,180
9/30/2018	$13,415	$16,290	$14,208
10/31/2018	$12,526	$15,090	$13,472
11/30/2018	$12,943	$15,393	$13,875
12/31/2018	$11,696	$13,960	$12,542
1/31/2019	$12,548	$15,158	$13,519
2/28/2019	$12,833	$15,691	$13,951
3/31/2019	$12,868	$15,920	$14,039
4/30/2019	$13,316	$16,556	$14,537
5/31/2019	$12,562	$15,485	$13,603
6/30/2019	$13,326	$16,572	$14,579
7/31/2019	$13,366	$16,819	$14,700
8/31/2019	$12,957	$16,476	$14,268
9/30/2019	$13,209	$16,765	$14,777
10/31/2019	$13,446	$17,126	$14,983
11/30/2019	$13,909	$17,777	$15,446
12/31/2019	$14,338	$18,290	$15,871
1/31/2020	$14,141	$18,270	$15,530
2/29/2020	$13,028	$16,774	$14,026
3/31/2020	$10,921	$14,468	$11,629
4/30/2020	$11,956	$16,384	$12,936
5/31/2020	$12,542	$17,260	$13,380
6/30/2020	$12,426	$17,655	$13,291
7/31/2020	$13,045	$18,657	$13,816
8/31/2020	$13,862	$20,009	$14,387
9/30/2020	$13,431	$19,280	$14,034
10/31/2020	$13,305	$18,864	$13,850
11/30/2020	$15,157	$21,159	$15,713
12/31/2020	$15,719	$22,111	$16,315
1/31/2021	$15,569	$22,012	$16,166
2/28/2021	$16,780	$22,700	$17,143
3/31/2021	$17,626	$23,514	$18,151
4/30/2021	$18,434	$24,726	$18,877
5/31/2021	$18,897	$24,839	$19,318
6/30/2021	$18,680	$25,452	$19,097
7/31/2021	$18,831	$25,882	$19,249
8/31/2021	$19,318	$26,620	$19,631
9/30/2021	$18,504	$25,426	$18,948
10/31/2021	$19,545	$27,145	$19,910
11/30/2021	$18,927	$26,732	$19,208
12/31/2021	$20,329	$27,785	$20,420
1/31/2022	$19,799	$26,150	$19,944
2/28/2022	$19,784	$25,491	$19,713
3/31/2022	$20,180	$26,318	$20,269
4/30/2022	$18,872	$23,956	$19,126
5/31/2022	$19,343	$23,924	$19,498
6/30/2022	$17,701	$21,923	$17,794
7/31/2022	$18,739	$23,979	$18,974
8/31/2022	$18,190	$23,084	$18,409
9/30/2022	$16,543	$20,944	$16,795
10/31/2022	$18,247	$22,661	$18,517
11/30/2022	$19,290	$23,844	$19,674
12/31/2022	$18,504	$22,448	$18,881
1/31/2023	$19,396	$23,994	$19,859
2/28/2023	$18,657	$23,433	$19,159
3/31/2023	$18,453	$24,060	$19,071
4/30/2023	$18,577	$24,316	$19,358
5/31/2023	$17,989	$24,411	$18,611
6/30/2023	$18,983	$26,078	$19,848
7/31/2023	$19,837	$27,013	$20,546
8/31/2023	$19,231	$26,491	$19,991
9/30/2023	$18,511	$25,229	$19,220
10/31/2023	$17,856	$24,560	$18,541
11/30/2023	$19,150	$26,851	$19,940
12/31/2023	$20,253	$28,275	$21,045
1/31/2024	$20,441	$28,588	$21,067
2/29/2024	$21,441	$30,136	$21,844
3/31/2024	$22,773	$31,108	$22,936
4/30/2024	$22,035	$29,739	$21,956
5/31/2024	$22,914	$31,144	$22,652
6/30/2024	$22,942	$32,108	$22,439
7/31/2024	$23,603	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	18.98	12.04	8.97
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

AssetsNet		$ 242,851,310
Holdings Count | Holding		124
Advisory Fees Paid, Amount		$ 582,758
InvestmentCompanyPortfolioTurnover		237.00%
Additional Fund Statistics [Text Block]
Total net assets	$242,851,310
# of portfolio holdings	124
Portfolio turnover rate	237%
Total advisory fees paid	$582,758

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	3.4
Bristol-Myers Squibb Co.	2.8
Walmart, Inc.	2.6
Cigna Group	2.5
Elevance Health, Inc.	2.4
Citigroup, Inc.	2.4
General Dynamics Corp.	2.3
Parker-Hannifin Corp.	2.2
Colgate-Palmolive Co.	2.2
Exxon Mobil Corp.	2.1

Material Fund Change [Text Block]
C000089290
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Institutional Class
Trading Symbol		EKJYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$80	0.70%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,393	$10,420	$10,458
9/30/2014	$10,203	$10,202	$10,306
10/31/2014	$10,487	$10,483	$10,578
11/30/2014	$10,704	$10,737	$10,913
12/31/2014	$10,708	$10,737	$10,800
1/31/2015	$10,536	$10,438	$10,634
2/28/2015	$11,202	$11,043	$11,343
3/31/2015	$11,092	$10,930	$11,214
4/30/2015	$11,078	$10,980	$11,270
5/31/2015	$11,168	$11,132	$11,429
6/30/2015	$11,065	$10,945	$11,227
7/31/2015	$11,401	$11,128	$11,608
8/31/2015	$10,660	$10,457	$10,903
9/30/2015	$10,371	$10,152	$10,634
10/31/2015	$11,065	$10,954	$11,549
11/30/2015	$11,168	$11,014	$11,582
12/31/2015	$10,996	$10,788	$11,412
1/31/2016	$10,040	$10,180	$10,775
2/29/2016	$9,915	$10,176	$10,770
3/31/2016	$10,518	$10,893	$11,496
4/30/2016	$10,525	$10,960	$11,391
5/31/2016	$10,768	$11,156	$11,612
6/30/2016	$10,473	$11,179	$11,567
7/31/2016	$11,077	$11,623	$12,113
8/31/2016	$11,018	$11,653	$12,053
9/30/2016	$11,062	$11,671	$12,097
10/31/2016	$10,694	$11,419	$11,813
11/30/2016	$10,746	$11,930	$12,070
12/31/2016	$10,642	$12,162	$12,219
1/31/2017	$11,171	$12,391	$12,631
2/28/2017	$11,602	$12,852	$13,156
3/31/2017	$11,757	$12,861	$13,308
4/30/2017	$12,164	$12,997	$13,612
5/31/2017	$12,604	$13,130	$13,966
6/30/2017	$12,514	$13,249	$13,929
7/31/2017	$12,897	$13,498	$14,299
8/31/2017	$13,092	$13,524	$14,562
9/30/2017	$13,304	$13,854	$14,751
10/31/2017	$13,817	$14,157	$15,322
11/30/2017	$14,192	$14,586	$15,788
12/31/2017	$14,307	$14,732	$15,911
1/31/2018	$15,592	$15,509	$17,038
2/28/2018	$15,333	$14,937	$16,591
3/31/2018	$15,063	$14,637	$16,136
4/30/2018	$15,115	$14,693	$16,192
5/31/2018	$15,862	$15,108	$16,902
6/30/2018	$16,038	$15,207	$17,065
7/31/2018	$16,401	$15,711	$17,566
8/31/2018	$17,292	$16,263	$18,526
9/30/2018	$17,458	$16,290	$18,630
10/31/2018	$15,644	$15,090	$16,964
11/30/2018	$15,903	$15,393	$17,144
12/31/2018	$14,496	$13,960	$15,670
1/31/2019	$15,965	$15,158	$17,079
2/28/2019	$16,817	$15,691	$17,690
3/31/2019	$17,188	$15,920	$18,193
4/30/2019	$18,151	$16,556	$19,015
5/31/2019	$17,348	$15,485	$17,814
6/30/2019	$18,361	$16,572	$19,037
7/31/2019	$18,595	$16,819	$19,467
8/31/2019	$18,361	$16,476	$19,318
9/30/2019	$18,052	$16,765	$19,320
10/31/2019	$18,299	$17,126	$19,865
11/30/2019	$19,114	$17,777	$20,746
12/31/2019	$19,383	$18,290	$21,372
1/31/2020	$20,128	$18,270	$21,850
2/29/2020	$18,797	$16,774	$20,362
3/31/2020	$16,241	$14,468	$18,359
4/30/2020	$18,930	$16,384	$21,075
5/31/2020	$20,461	$17,260	$22,490
6/30/2020	$21,313	$17,655	$23,470
7/31/2020	$22,924	$18,657	$25,275
8/31/2020	$24,601	$20,009	$27,884
9/30/2020	$23,803	$19,280	$26,572
10/31/2020	$23,483	$18,864	$25,669
11/30/2020	$26,026	$21,159	$28,298
12/31/2020	$27,125	$22,111	$29,599
1/31/2021	$26,783	$22,012	$29,380
2/28/2021	$27,912	$22,700	$29,373
3/31/2021	$27,481	$23,514	$29,878
4/30/2021	$29,264	$24,726	$31,911
5/31/2021	$28,313	$24,839	$31,469
6/30/2021	$30,096	$25,452	$33,444
7/31/2021	$31,046	$25,882	$34,546
8/31/2021	$31,997	$26,620	$35,838
9/30/2021	$30,408	$25,426	$33,830
10/31/2021	$32,710	$27,145	$36,761
11/30/2021	$31,210	$26,732	$36,985
12/31/2021	$30,963	$27,785	$37,767
1/31/2022	$27,233	$26,150	$34,526
2/28/2022	$26,735	$25,491	$33,060
3/31/2022	$27,011	$26,318	$34,353
4/30/2022	$23,411	$23,956	$30,204
5/31/2022	$22,839	$23,924	$29,502
6/30/2022	$21,159	$21,923	$27,165
7/31/2022	$23,688	$23,979	$30,426
8/31/2022	$22,654	$23,084	$29,008
9/30/2022	$20,439	$20,944	$26,188
10/31/2022	$21,251	$22,661	$27,719
11/30/2022	$22,100	$23,844	$28,982
12/31/2022	$20,531	$22,448	$26,763
1/31/2023	$22,174	$23,994	$28,994
2/28/2023	$21,713	$23,433	$28,649
3/31/2023	$22,913	$24,060	$30,608
4/30/2023	$23,060	$24,316	$30,910
5/31/2023	$23,725	$24,411	$32,319
6/30/2023	$25,405	$26,078	$34,529
7/31/2023	$25,867	$27,013	$35,692
8/31/2023	$25,534	$26,491	$35,372
9/30/2023	$24,090	$25,229	$33,448
10/31/2023	$23,671	$24,560	$32,972
11/30/2023	$26,413	$26,851	$36,566
12/31/2023	$27,414	$28,275	$38,185
1/31/2024	$28,694	$28,588	$39,138
2/29/2024	$31,230	$30,136	$41,808
3/31/2024	$31,958	$31,108	$42,544
4/30/2024	$30,301	$29,739	$40,739
5/31/2024	$32,109	$31,144	$43,178
6/30/2024	$33,665	$32,108	$46,090
7/31/2024	$32,912	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	27.24	12.10	12.65
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Material Change Date	Aug. 01, 2023
AssetsNet		$ 1,327,151,195
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,656,897
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000120086
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Class R6
Trading Symbol		EKJFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$74	0.65%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,386	$10,420	$10,458
9/30/2014	$10,196	$10,202	$10,306
10/31/2014	$10,480	$10,483	$10,578
11/30/2014	$10,704	$10,737	$10,913
12/31/2014	$10,700	$10,737	$10,800
1/31/2015	$10,536	$10,438	$10,634
2/28/2015	$11,194	$11,043	$11,343
3/31/2015	$11,084	$10,930	$11,214
4/30/2015	$11,078	$10,980	$11,270
5/31/2015	$11,167	$11,132	$11,429
6/30/2015	$11,064	$10,945	$11,227
7/31/2015	$11,400	$11,128	$11,608
8/31/2015	$10,659	$10,457	$10,903
9/30/2015	$10,371	$10,152	$10,634
10/31/2015	$11,071	$10,954	$11,549
11/30/2015	$11,174	$11,014	$11,582
12/31/2015	$10,995	$10,788	$11,412
1/31/2016	$10,040	$10,180	$10,775
2/29/2016	$9,915	$10,176	$10,770
3/31/2016	$10,525	$10,893	$11,496
4/30/2016	$10,532	$10,960	$11,391
5/31/2016	$10,775	$11,156	$11,612
6/30/2016	$10,481	$11,179	$11,567
7/31/2016	$11,083	$11,623	$12,113
8/31/2016	$11,024	$11,653	$12,053
9/30/2016	$11,069	$11,671	$12,097
10/31/2016	$10,701	$11,419	$11,813
11/30/2016	$10,752	$11,930	$12,070
12/31/2016	$10,649	$12,162	$12,219
1/31/2017	$11,186	$12,391	$12,631
2/28/2017	$11,609	$12,852	$13,156
3/31/2017	$11,763	$12,861	$13,308
4/30/2017	$12,178	$12,997	$13,612
5/31/2017	$12,609	$13,130	$13,966
6/30/2017	$12,528	$13,249	$13,929
7/31/2017	$12,910	$13,498	$14,299
8/31/2017	$13,114	$13,524	$14,562
9/30/2017	$13,325	$13,854	$14,751
10/31/2017	$13,829	$14,157	$15,322
11/30/2017	$14,204	$14,586	$15,788
12/31/2017	$14,329	$14,732	$15,911
1/31/2018	$15,613	$15,509	$17,038
2/28/2018	$15,354	$14,937	$16,591
3/31/2018	$15,085	$14,637	$16,136
4/30/2018	$15,136	$14,693	$16,192
5/31/2018	$15,882	$15,108	$16,902
6/30/2018	$16,058	$15,207	$17,065
7/31/2018	$16,430	$15,711	$17,566
8/31/2018	$17,321	$16,263	$18,526
9/30/2018	$17,486	$16,290	$18,630
10/31/2018	$15,675	$15,090	$16,964
11/30/2018	$15,933	$15,393	$17,144
12/31/2018	$14,529	$13,960	$15,670
1/31/2019	$15,995	$15,158	$17,079
2/28/2019	$16,846	$15,691	$17,690
3/31/2019	$17,215	$15,920	$18,193
4/30/2019	$18,189	$16,556	$19,015
5/31/2019	$17,388	$15,485	$17,814
6/30/2019	$18,398	$16,572	$19,037
7/31/2019	$18,632	$16,819	$19,467
8/31/2019	$18,411	$16,476	$19,318
9/30/2019	$18,102	$16,765	$19,320
10/31/2019	$18,337	$17,126	$19,865
11/30/2019	$19,162	$17,777	$20,746
12/31/2019	$19,430	$18,290	$21,372
1/31/2020	$20,174	$18,270	$21,850
2/29/2020	$18,846	$16,774	$20,362
3/31/2020	$16,283	$14,468	$18,359
4/30/2020	$18,979	$16,384	$21,075
5/31/2020	$20,506	$17,260	$22,490
6/30/2020	$21,369	$17,655	$23,470
7/31/2020	$22,990	$18,657	$25,275
8/31/2020	$24,676	$20,009	$27,884
9/30/2020	$23,866	$19,280	$26,572
10/31/2020	$23,548	$18,864	$25,669
11/30/2020	$26,098	$21,159	$28,298
12/31/2020	$27,208	$22,111	$29,599
1/31/2021	$26,867	$22,012	$29,380
2/28/2021	$27,993	$22,700	$29,373
3/31/2021	$27,563	$23,514	$29,878
4/30/2021	$29,356	$24,726	$31,911
5/31/2021	$28,393	$24,839	$31,469
6/30/2021	$30,185	$25,452	$33,444
7/31/2021	$31,148	$25,882	$34,546
8/31/2021	$32,110	$26,620	$35,838
9/30/2021	$30,511	$25,426	$33,830
10/31/2021	$32,821	$27,145	$36,761
11/30/2021	$31,311	$26,732	$36,985
12/31/2021	$31,064	$27,785	$37,767
1/31/2022	$27,333	$26,150	$34,526
2/28/2022	$26,837	$25,491	$33,060
3/31/2022	$27,112	$26,318	$34,353
4/30/2022	$23,491	$23,956	$30,204
5/31/2022	$22,921	$23,924	$29,502
6/30/2022	$21,249	$21,923	$27,165
7/31/2022	$23,785	$23,979	$30,426
8/31/2022	$22,738	$23,084	$29,008
9/30/2022	$20,513	$20,944	$26,188
10/31/2022	$21,322	$22,661	$27,719
11/30/2022	$22,186	$23,844	$28,982
12/31/2022	$20,624	$22,448	$26,763
1/31/2023	$22,260	$23,994	$28,994
2/28/2023	$21,800	$23,433	$28,649
3/31/2023	$23,013	$24,060	$30,608
4/30/2023	$23,160	$24,316	$30,910
5/31/2023	$23,822	$24,411	$32,319
6/30/2023	$25,513	$26,078	$34,529
7/31/2023	$25,973	$27,013	$35,692
8/31/2023	$25,642	$26,491	$35,372
9/30/2023	$24,185	$25,229	$33,448
10/31/2023	$23,768	$24,560	$32,972
11/30/2023	$26,536	$26,851	$36,566
12/31/2023	$27,530	$28,275	$38,185
1/31/2024	$28,826	$28,588	$39,138
2/29/2024	$31,367	$30,136	$41,808
3/31/2024	$32,115	$31,108	$42,544
4/30/2024	$30,445	$29,739	$40,739
5/31/2024	$32,264	$31,144	$43,178
6/30/2024	$33,834	$32,108	$46,090
7/31/2024	$33,061	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	27.29	12.15	12.70
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Material Change Date	Aug. 01, 2023
AssetsNet		$ 1,327,151,195
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,656,897
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000089288
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Class C
Trading Symbol		EKJCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$209	1.85%

Expenses Paid, Amount		$ 209
Expense Ratio, Percent		1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class C with Load	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,381	$10,420	$10,458
9/30/2014	$10,186	$10,202	$10,306
10/31/2014	$10,451	$10,483	$10,578
11/30/2014	$10,660	$10,737	$10,913
12/31/2014	$10,657	$10,737	$10,800
1/31/2015	$10,475	$10,438	$10,634
2/28/2015	$11,122	$11,043	$11,343
3/31/2015	$11,004	$10,930	$11,214
4/30/2015	$10,980	$10,980	$11,270
5/31/2015	$11,059	$11,132	$11,429
6/30/2015	$10,941	$10,945	$11,227
7/31/2015	$11,265	$11,128	$11,608
8/31/2015	$10,523	$10,457	$10,903
9/30/2015	$10,230	$10,152	$10,634
10/31/2015	$10,909	$10,954	$11,549
11/30/2015	$10,996	$11,014	$11,582
12/31/2015	$10,814	$10,788	$11,412
1/31/2016	$9,864	$10,180	$10,775
2/29/2016	$9,735	$10,176	$10,770
3/31/2016	$10,317	$10,893	$11,496
4/30/2016	$10,309	$10,960	$11,391
5/31/2016	$10,540	$11,156	$11,612
6/30/2016	$10,240	$11,179	$11,567
7/31/2016	$10,823	$11,623	$12,113
8/31/2016	$10,754	$11,653	$12,053
9/30/2016	$10,780	$11,671	$12,097
10/31/2016	$10,420	$11,419	$11,813
11/30/2016	$10,454	$11,930	$12,070
12/31/2016	$10,341	$12,162	$12,219
1/31/2017	$10,854	$12,391	$12,631
2/28/2017	$11,251	$12,852	$13,156
3/31/2017	$11,387	$12,861	$13,308
4/30/2017	$11,784	$12,997	$13,612
5/31/2017	$12,191	$13,130	$13,966
6/30/2017	$12,094	$13,249	$13,929
7/31/2017	$12,452	$13,498	$14,299
8/31/2017	$12,626	$13,524	$14,562
9/30/2017	$12,820	$13,854	$14,751
10/31/2017	$13,304	$14,157	$15,322
11/30/2017	$13,643	$14,586	$15,788
12/31/2017	$13,751	$14,732	$15,911
1/31/2018	$14,964	$15,509	$17,038
2/28/2018	$14,700	$14,937	$16,591
3/31/2018	$14,437	$14,637	$16,136
4/30/2018	$14,463	$14,693	$16,192
5/31/2018	$15,162	$15,108	$16,902
6/30/2018	$15,320	$15,207	$17,065
7/31/2018	$15,650	$15,711	$17,566
8/31/2018	$16,480	$16,263	$18,526
9/30/2018	$16,625	$16,290	$18,630
10/31/2018	$14,885	$15,090	$16,964
11/30/2018	$15,109	$15,393	$17,144
12/31/2018	$13,765	$13,960	$15,670
1/31/2019	$15,159	$15,158	$17,079
2/28/2019	$15,948	$15,691	$17,690
3/31/2019	$16,267	$15,920	$18,193
4/30/2019	$17,173	$16,556	$19,015
5/31/2019	$16,401	$15,485	$17,814
6/30/2019	$17,324	$16,572	$19,037
7/31/2019	$17,542	$16,819	$19,467
8/31/2019	$17,307	$16,476	$19,318
9/30/2019	$17,005	$16,765	$19,320
10/31/2019	$17,207	$17,126	$19,865
11/30/2019	$17,962	$17,777	$20,746
12/31/2019	$18,191	$18,290	$21,372
1/31/2020	$18,866	$18,270	$21,850
2/29/2020	$17,609	$16,774	$20,362
3/31/2020	$15,190	$14,468	$18,359
4/30/2020	$17,703	$16,384	$21,075
5/31/2020	$19,110	$17,260	$22,490
6/30/2020	$19,897	$17,655	$23,470
7/31/2020	$21,379	$18,657	$25,275
8/31/2020	$22,917	$20,009	$27,884
9/30/2020	$22,148	$19,280	$26,572
10/31/2020	$21,829	$18,864	$25,669
11/30/2020	$24,173	$21,159	$28,298
12/31/2020	$25,176	$22,111	$29,599
1/31/2021	$24,820	$22,012	$29,380
2/28/2021	$25,844	$22,700	$29,373
3/31/2021	$25,421	$23,514	$29,878
4/30/2021	$27,046	$24,726	$31,911
5/31/2021	$26,133	$24,839	$31,469
6/30/2021	$27,758	$25,452	$33,444
7/31/2021	$28,604	$25,882	$34,546
8/31/2021	$29,472	$26,620	$35,838
9/30/2021	$27,981	$25,426	$33,830
10/31/2021	$30,051	$27,145	$36,761
11/30/2021	$28,649	$26,732	$36,985
12/31/2021	$28,375	$27,785	$37,767
1/31/2022	$24,942	$26,150	$34,526
2/28/2022	$24,485	$25,491	$33,060
3/31/2022	$24,714	$26,318	$34,353
4/30/2022	$21,379	$23,956	$30,204
5/31/2022	$20,856	$23,924	$29,502
6/30/2022	$19,287	$21,923	$27,165
7/31/2022	$21,575	$23,979	$30,426
8/31/2022	$20,622	$23,084	$29,008
9/30/2022	$18,603	$20,944	$26,188
10/31/2022	$19,332	$22,661	$27,719
11/30/2022	$20,098	$23,844	$28,982
12/31/2022	$18,677	$22,448	$26,763
1/31/2023	$20,154	$23,994	$28,994
2/28/2023	$19,724	$23,433	$28,649
3/31/2023	$20,809	$24,060	$30,608
4/30/2023	$20,940	$24,316	$30,910
5/31/2023	$21,538	$24,411	$32,319
6/30/2023	$23,052	$26,078	$34,529
7/31/2023	$23,464	$27,013	$35,692
8/31/2023	$23,164	$26,491	$35,372
9/30/2023	$21,833	$25,229	$33,448
10/31/2023	$21,445	$24,560	$32,972
11/30/2023	$23,943	$26,851	$36,566
12/31/2023	$24,844	$28,275	$38,185
1/31/2024	$25,985	$28,588	$39,138
2/29/2024	$28,268	$30,136	$41,808
3/31/2024	$28,905	$31,108	$42,544
4/30/2024	$27,419	$29,739	$40,739
5/31/2024	$29,038	$31,144	$43,178
6/30/2024	$30,444	$32,108	$46,090
7/31/2024	$29,754	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	25.72	10.83	11.52
Class C with Load	24.73	10.83	11.52
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Material Change Date	Aug. 01, 2023
AssetsNet		$ 1,327,151,195
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,656,897
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000089286
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Class A
Trading Symbol		EKJAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$124	1.09%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Class A with Load	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$9,424	$10,000	$10,000
8/31/2014	$9,786	$10,420	$10,458
9/30/2014	$9,605	$10,202	$10,306
10/31/2014	$9,864	$10,483	$10,578
11/30/2014	$10,071	$10,737	$10,913
12/31/2014	$10,068	$10,737	$10,800
1/31/2015	$9,904	$10,438	$10,634
2/28/2015	$10,521	$11,043	$11,343
3/31/2015	$10,416	$10,930	$11,214
4/30/2015	$10,403	$10,980	$11,270
5/31/2015	$10,482	$11,132	$11,429
6/30/2015	$10,383	$10,945	$11,227
7/31/2015	$10,692	$11,128	$11,608
8/31/2015	$9,996	$10,457	$10,903
9/30/2015	$9,720	$10,152	$10,634
10/31/2015	$10,370	$10,954	$11,549
11/30/2015	$10,462	$11,014	$11,582
12/31/2015	$10,291	$10,788	$11,412
1/31/2016	$9,396	$10,180	$10,775
2/29/2016	$9,276	$10,176	$10,770
3/31/2016	$9,840	$10,893	$11,496
4/30/2016	$9,847	$10,960	$11,391
5/31/2016	$10,065	$11,156	$11,612
6/30/2016	$9,790	$11,179	$11,567
7/31/2016	$10,347	$11,623	$12,113
8/31/2016	$10,291	$11,653	$12,053
9/30/2016	$10,326	$11,671	$12,097
10/31/2016	$9,981	$11,419	$11,813
11/30/2016	$10,023	$11,930	$12,070
12/31/2016	$9,923	$12,162	$12,219
1/31/2017	$10,416	$12,391	$12,631
2/28/2017	$10,807	$12,852	$13,156
3/31/2017	$10,948	$12,861	$13,308
4/30/2017	$11,331	$12,997	$13,612
5/31/2017	$11,730	$13,130	$13,966
6/30/2017	$11,644	$13,249	$13,929
7/31/2017	$12,004	$13,498	$14,299
8/31/2017	$12,177	$13,524	$14,562
9/30/2017	$12,372	$13,854	$14,751
10/31/2017	$12,842	$14,157	$15,322
11/30/2017	$13,186	$14,586	$15,788
12/31/2017	$13,289	$14,732	$15,911
1/31/2018	$14,477	$15,509	$17,038
2/28/2018	$14,235	$14,937	$16,591
3/31/2018	$13,984	$14,637	$16,136
4/30/2018	$14,024	$14,693	$16,192
5/31/2018	$14,708	$15,108	$16,902
6/30/2018	$14,859	$15,207	$17,065
7/31/2018	$15,191	$15,711	$17,566
8/31/2018	$16,016	$16,263	$18,526
9/30/2018	$16,167	$16,290	$18,630
10/31/2018	$14,487	$15,090	$16,964
11/30/2018	$14,718	$15,393	$17,144
12/31/2018	$13,412	$13,960	$15,670
1/31/2019	$14,767	$15,158	$17,079
2/28/2019	$15,541	$15,691	$17,690
3/31/2019	$15,880	$15,920	$18,193
4/30/2019	$16,763	$16,556	$19,015
5/31/2019	$16,025	$15,485	$17,814
6/30/2019	$16,944	$16,572	$19,037
7/31/2019	$17,162	$16,819	$19,467
8/31/2019	$16,944	$16,476	$19,318
9/30/2019	$16,654	$16,765	$19,320
10/31/2019	$16,871	$17,126	$19,865
11/30/2019	$17,621	$17,777	$20,746
12/31/2019	$17,860	$18,290	$21,372
1/31/2020	$18,541	$18,270	$21,850
2/29/2020	$17,310	$16,774	$20,362
3/31/2020	$14,938	$14,468	$18,359
4/30/2020	$17,415	$16,384	$21,075
5/31/2020	$18,817	$17,260	$22,490
6/30/2020	$19,603	$17,655	$23,470
7/31/2020	$21,070	$18,657	$25,275
8/31/2020	$22,604	$20,009	$27,884
9/30/2020	$21,857	$19,280	$26,572
10/31/2020	$21,555	$18,864	$25,669
11/30/2020	$23,888	$21,159	$28,298
12/31/2020	$24,891	$22,111	$29,599
1/31/2021	$24,566	$22,012	$29,380
2/28/2021	$25,598	$22,700	$29,373
3/31/2021	$25,185	$23,514	$29,878
4/30/2021	$26,807	$24,726	$31,911
5/31/2021	$25,937	$24,839	$31,469
6/30/2021	$27,559	$25,452	$33,444
7/31/2021	$28,429	$25,882	$34,546
8/31/2021	$29,285	$26,620	$35,838
9/30/2021	$27,825	$25,426	$33,830
10/31/2021	$29,919	$27,145	$36,761
11/30/2021	$28,533	$26,732	$36,985
12/31/2021	$28,281	$27,785	$37,767
1/31/2022	$24,875	$26,150	$34,526
2/28/2022	$24,426	$25,491	$33,060
3/31/2022	$24,669	$26,318	$34,353
4/30/2022	$21,356	$23,956	$30,204
5/31/2022	$20,851	$23,924	$29,502
6/30/2022	$19,297	$21,923	$27,165
7/31/2022	$21,599	$23,979	$30,426
8/31/2022	$20,645	$23,084	$29,008
9/30/2022	$18,623	$20,944	$26,188
10/31/2022	$19,353	$22,661	$27,719
11/30/2022	$20,121	$23,844	$28,982
12/31/2022	$18,698	$22,448	$26,763
1/31/2023	$20,177	$23,994	$28,994
2/28/2023	$19,746	$23,433	$28,649
3/31/2023	$20,832	$24,060	$30,608
4/30/2023	$20,963	$24,316	$30,910
5/31/2023	$21,562	$24,411	$32,319
6/30/2023	$23,078	$26,078	$34,529
7/31/2023	$23,490	$27,013	$35,692
8/31/2023	$23,190	$26,491	$35,372
9/30/2023	$21,857	$25,229	$33,448
10/31/2023	$21,469	$24,560	$32,972
11/30/2023	$23,970	$26,851	$36,566
12/31/2023	$24,872	$28,275	$38,185
1/31/2024	$26,014	$28,588	$39,138
2/29/2024	$28,300	$30,136	$41,808
3/31/2024	$28,937	$31,108	$42,544
4/30/2024	$27,449	$29,739	$40,739
5/31/2024	$29,070	$31,144	$43,178
6/30/2024	$30,478	$32,108	$46,090
7/31/2024	$29,788	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	26.70	11.66	12.20
Class A with Load	19.37	10.34	11.53
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Material Change Date	Aug. 01, 2023
AssetsNet		$ 1,327,151,195
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,656,897
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000089291
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Administrator Class
Trading Symbol		WFPDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$113	1.00%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Positive earnings surprises fueled a bull market for large-cap U.S. equities during the 12-month period that ended on July 31, 2024. Companies connected to artificial intelligence (AI) saw their valuations soar. The “Magnificent 7” stocks substantially outperformed the rest of the U.S. equity universe. Inflation concerns and policy uncertainty deterred sentiment for small-cap stocks. Late in the fiscal year, several Magnificent 7 companies struggled to meet high expectations. As a result, market leadership broadened, with small caps narrowing the performance gap relative to mega caps.

Portfolio companies facilitating the structural build-out of AI outperformed significantly during the year. The portfolio benefited from security selection within the consumer discretionary sector, where Deckers Outdoor Corp. did well, along with select technology positions, including NVIDIA Corp. Holdings within health care, including Exact Sciences Corp. and Penumbra, Inc., detracted from returns. We did not make meaningful changes to the portfolio during the 12-month period.

Line Graph [Table Text Block]
	Administrator Class	Russell 3000® Index	Russell 1000® Growth Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,390	$10,420	$10,458
9/30/2014	$10,198	$10,202	$10,306
10/31/2014	$10,478	$10,483	$10,578
11/30/2014	$10,697	$10,737	$10,913
12/31/2014	$10,694	$10,737	$10,800
1/31/2015	$10,521	$10,438	$10,634
2/28/2015	$11,186	$11,043	$11,343
3/31/2015	$11,068	$10,930	$11,214
4/30/2015	$11,054	$10,980	$11,270
5/31/2015	$11,144	$11,132	$11,429
6/30/2015	$11,034	$10,945	$11,227
7/31/2015	$11,373	$11,128	$11,608
8/31/2015	$10,632	$10,457	$10,903
9/30/2015	$10,340	$10,152	$10,634
10/31/2015	$11,034	$10,954	$11,549
11/30/2015	$11,131	$11,014	$11,582
12/31/2015	$10,950	$10,788	$11,412
1/31/2016	$9,998	$10,180	$10,775
2/29/2016	$9,872	$10,176	$10,770
3/31/2016	$10,474	$10,893	$11,496
4/30/2016	$10,474	$10,960	$11,391
5/31/2016	$10,719	$11,156	$11,612
6/30/2016	$10,422	$11,179	$11,567
7/31/2016	$11,017	$11,623	$12,113
8/31/2016	$10,957	$11,653	$12,053
9/30/2016	$10,994	$11,671	$12,097
10/31/2016	$10,630	$11,419	$11,813
11/30/2016	$10,682	$11,930	$12,070
12/31/2016	$10,569	$12,162	$12,219
1/31/2017	$11,097	$12,391	$12,631
2/28/2017	$11,517	$12,852	$13,156
3/31/2017	$11,666	$12,861	$13,308
4/30/2017	$12,078	$12,997	$13,612
5/31/2017	$12,498	$13,130	$13,966
6/30/2017	$12,408	$13,249	$13,929
7/31/2017	$12,795	$13,498	$14,299
8/31/2017	$12,985	$13,524	$14,562
9/30/2017	$13,191	$13,854	$14,751
10/31/2017	$13,694	$14,157	$15,322
11/30/2017	$14,056	$14,586	$15,788
12/31/2017	$14,173	$14,732	$15,911
1/31/2018	$15,441	$15,509	$17,038
2/28/2018	$15,177	$14,937	$16,591
3/31/2018	$14,913	$14,637	$16,136
4/30/2018	$14,955	$14,693	$16,192
5/31/2018	$15,694	$15,108	$16,902
6/30/2018	$15,863	$15,207	$17,065
7/31/2018	$16,212	$15,711	$17,566
8/31/2018	$17,099	$16,263	$18,526
9/30/2018	$17,257	$16,290	$18,630
10/31/2018	$15,462	$15,090	$16,964
11/30/2018	$15,705	$15,393	$17,144
12/31/2018	$14,311	$13,960	$15,670
1/31/2019	$15,766	$15,158	$17,079
2/28/2019	$16,602	$15,691	$17,690
3/31/2019	$16,956	$15,920	$18,193
4/30/2019	$17,905	$16,556	$19,015
5/31/2019	$17,108	$15,485	$17,814
6/30/2019	$18,095	$16,572	$19,037
7/31/2019	$18,323	$16,819	$19,467
8/31/2019	$18,095	$16,476	$19,318
9/30/2019	$17,791	$16,765	$19,320
10/31/2019	$18,019	$17,126	$19,865
11/30/2019	$18,829	$17,777	$20,746
12/31/2019	$19,078	$18,290	$21,372
1/31/2020	$19,817	$18,270	$21,850
2/29/2020	$18,503	$16,774	$20,362
3/31/2020	$15,971	$14,468	$18,359
4/30/2020	$18,612	$16,384	$21,075
5/31/2020	$20,118	$17,260	$22,490
6/30/2020	$20,952	$17,655	$23,470
7/31/2020	$22,540	$18,657	$25,275
8/31/2020	$24,169	$20,009	$27,884
9/30/2020	$23,375	$19,280	$26,572
10/31/2020	$23,060	$18,864	$25,669
11/30/2020	$25,551	$21,159	$28,298
12/31/2020	$26,626	$22,111	$29,599
1/31/2021	$26,288	$22,012	$29,380
2/28/2021	$27,393	$22,700	$29,373
3/31/2021	$26,948	$23,514	$29,878
4/30/2021	$28,699	$24,726	$31,911
5/31/2021	$27,747	$24,839	$31,469
6/30/2021	$29,497	$25,452	$33,444
7/31/2021	$30,434	$25,882	$34,546
8/31/2021	$31,355	$26,620	$35,838
9/30/2021	$29,789	$25,426	$33,830
10/31/2021	$32,031	$27,145	$36,761
11/30/2021	$30,557	$26,732	$36,985
12/31/2021	$30,300	$27,785	$37,767
1/31/2022	$26,643	$26,150	$34,526
2/28/2022	$26,159	$25,491	$33,060
3/31/2022	$26,411	$26,318	$34,353
4/30/2022	$22,889	$23,956	$30,204
5/31/2022	$22,328	$23,924	$29,502
6/30/2022	$20,683	$21,923	$27,165
7/31/2022	$23,141	$23,979	$30,426
8/31/2022	$22,115	$23,084	$29,008
9/30/2022	$19,948	$20,944	$26,188
10/31/2022	$20,742	$22,661	$27,719
11/30/2022	$21,574	$23,844	$28,982
12/31/2022	$20,045	$22,448	$26,763
1/31/2023	$21,632	$23,994	$28,994
2/28/2023	$21,187	$23,433	$28,649
3/31/2023	$22,347	$24,060	$30,608
4/30/2023	$22,483	$24,316	$30,910
5/31/2023	$23,121	$24,411	$32,319
6/30/2023	$24,747	$26,078	$34,529
7/31/2023	$25,192	$27,013	$35,692
8/31/2023	$24,863	$26,491	$35,372
9/30/2023	$23,445	$25,229	$33,448
10/31/2023	$23,024	$24,560	$32,972
11/30/2023	$25,705	$26,851	$36,566
12/31/2023	$26,675	$28,275	$38,185
1/31/2024	$27,892	$28,588	$39,138
2/29/2024	$30,381	$30,136	$41,808
3/31/2024	$31,058	$31,108	$42,544
4/30/2024	$29,462	$29,739	$40,739
5/31/2024	$31,193	$31,144	$43,178
6/30/2024	$32,708	$32,108	$46,090
7/31/2024	$31,951	$32,705	$45,306

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	26.83	11.76	12.32
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Growth Index	26.94	18.41	16.31

KEY FUND STATISTICS

Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Material Change Date	Aug. 01, 2023
AssetsNet		$ 1,327,151,195
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,656,897
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,327,151,195
# of portfolio holdings	61
Portfolio turnover rate	47%
Total advisory fees paid	$8,656,897

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	11.0
Microsoft Corp.	10.5
Amazon.com, Inc.	5.4
Meta Platforms, Inc. Class A	5.1
Eli Lilly & Co.	4.1
Apple, Inc.	3.6
Fair Isaac Corp.	2.0
Arista Networks, Inc.	2.0
Tradeweb Markets, Inc. Class A	1.9
Mastercard, Inc. Class A	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2023.

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA and Christopher J. Warner, CFA were added as portfolio managers of the Fund and effective July 26, 2024, Thomas C. Ognar, CFA and David Nazaret were no longer portfolio managers of the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2023.
C000120088
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Class R6
Trading Symbol		EIVFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$68	0.62%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,309	$10,420	$10,368
9/30/2014	$10,088	$10,202	$10,154
10/31/2014	$10,331	$10,483	$10,382
11/30/2014	$10,544	$10,737	$10,594
12/31/2014	$10,563	$10,737	$10,659
1/31/2015	$10,192	$10,438	$10,233
2/28/2015	$10,805	$11,043	$10,728
3/31/2015	$10,684	$10,930	$10,582
4/30/2015	$10,861	$10,980	$10,681
5/31/2015	$10,958	$11,132	$10,810
6/30/2015	$10,805	$10,945	$10,594
7/31/2015	$10,974	$11,128	$10,640
8/31/2015	$10,273	$10,457	$10,007
9/30/2015	$9,975	$10,152	$9,705
10/31/2015	$10,805	$10,954	$10,437
11/30/2015	$10,780	$11,014	$10,477
12/31/2015	$10,531	$10,788	$10,251
1/31/2016	$9,857	$10,180	$9,722
2/29/2016	$9,821	$10,176	$9,719
3/31/2016	$10,449	$10,893	$10,419
4/30/2016	$10,540	$10,960	$10,638
5/31/2016	$10,586	$11,156	$10,803
6/30/2016	$10,558	$11,179	$10,897
7/31/2016	$10,831	$11,623	$11,213
8/31/2016	$10,904	$11,653	$11,300
9/30/2016	$10,941	$11,671	$11,276
10/31/2016	$10,722	$11,419	$11,102
11/30/2016	$11,150	$11,930	$11,736
12/31/2016	$11,343	$12,162	$12,029
1/31/2017	$11,501	$12,391	$12,115
2/28/2017	$11,797	$12,852	$12,550
3/31/2017	$11,807	$12,861	$12,422
4/30/2017	$11,837	$12,997	$12,399
5/31/2017	$11,946	$13,130	$12,387
6/30/2017	$12,015	$13,249	$12,589
7/31/2017	$12,351	$13,498	$12,757
8/31/2017	$12,203	$13,524	$12,608
9/30/2017	$12,460	$13,854	$12,981
10/31/2017	$12,589	$14,157	$13,076
11/30/2017	$12,984	$14,586	$13,476
12/31/2017	$13,186	$14,732	$13,673
1/31/2018	$13,920	$15,509	$14,201
2/28/2018	$13,240	$14,937	$13,523
3/31/2018	$12,970	$14,637	$13,285
4/30/2018	$13,099	$14,693	$13,329
5/31/2018	$13,218	$15,108	$13,408
6/30/2018	$13,391	$15,207	$13,442
7/31/2018	$13,952	$15,711	$13,974
8/31/2018	$14,201	$16,263	$14,180
9/30/2018	$14,427	$16,290	$14,208
10/31/2018	$13,650	$15,090	$13,472
11/30/2018	$14,060	$15,393	$13,875
12/31/2018	$12,577	$13,960	$12,542
1/31/2019	$13,614	$15,158	$13,519
2/28/2019	$14,090	$15,691	$13,951
3/31/2019	$14,269	$15,920	$14,039
4/30/2019	$14,971	$16,556	$14,537
5/31/2019	$14,126	$15,485	$13,603
6/30/2019	$15,079	$16,572	$14,579
7/31/2019	$15,400	$16,819	$14,700
8/31/2019	$15,019	$16,476	$14,268
9/30/2019	$15,579	$16,765	$14,777
10/31/2019	$15,650	$17,126	$14,983
11/30/2019	$16,186	$17,777	$15,446
12/31/2019	$16,741	$18,290	$15,871
1/31/2020	$16,197	$18,270	$15,530
2/29/2020	$14,632	$16,774	$14,026
3/31/2020	$12,456	$14,468	$11,629
4/30/2020	$13,743	$16,384	$12,936
5/31/2020	$14,220	$17,260	$13,380
6/30/2020	$14,326	$17,655	$13,291
7/31/2020	$14,804	$18,657	$13,816
8/31/2020	$15,414	$20,009	$14,387
9/30/2020	$14,910	$19,280	$14,034
10/31/2020	$14,605	$18,864	$13,850
11/30/2020	$16,462	$21,159	$15,713
12/31/2020	$16,989	$22,111	$16,315
1/31/2021	$16,611	$22,012	$16,166
2/28/2021	$17,433	$22,700	$17,143
3/31/2021	$18,686	$23,514	$18,151
4/30/2021	$19,414	$24,726	$18,877
5/31/2021	$19,777	$24,839	$19,318
6/30/2021	$19,602	$25,452	$19,097
7/31/2021	$19,845	$25,882	$19,249
8/31/2021	$20,155	$26,620	$19,631
9/30/2021	$19,616	$25,426	$18,948
10/31/2021	$20,842	$27,145	$19,910
11/30/2021	$20,114	$26,732	$19,208
12/31/2021	$21,112	$27,785	$20,420
1/31/2022	$20,534	$26,150	$19,944
2/28/2022	$20,071	$25,491	$19,713
3/31/2022	$20,401	$26,318	$20,269
4/30/2022	$19,046	$23,956	$19,126
5/31/2022	$19,343	$23,924	$19,498
6/30/2022	$17,508	$21,923	$17,794
7/31/2022	$18,880	$23,979	$18,974
8/31/2022	$18,517	$23,084	$18,409
9/30/2022	$17,095	$20,944	$16,795
10/31/2022	$19,227	$22,661	$18,517
11/30/2022	$20,517	$23,844	$19,674
12/31/2022	$19,802	$22,448	$18,881
1/31/2023	$20,584	$23,994	$19,859
2/28/2023	$19,820	$23,433	$19,159
3/31/2023	$19,620	$24,060	$19,071
4/30/2023	$20,239	$24,316	$19,358
5/31/2023	$19,748	$24,411	$18,611
6/30/2023	$21,093	$26,078	$19,848
7/31/2023	$21,639	$27,013	$20,546
8/31/2023	$21,202	$26,491	$19,991
9/30/2023	$20,457	$25,229	$19,220
10/31/2023	$20,093	$24,560	$18,541
11/30/2023	$21,184	$26,851	$19,940
12/31/2023	$22,600	$28,275	$21,045
1/31/2024	$22,844	$28,588	$21,067
2/29/2024	$23,578	$30,136	$21,844
3/31/2024	$24,875	$31,108	$22,936
4/30/2024	$23,972	$29,739	$21,956
5/31/2024	$24,912	$31,144	$22,652
6/30/2024	$24,912	$32,108	$22,439
7/31/2024	$26,097	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class R6	20.60	11.13	10.07
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

AssetsNet		$ 1,329,436,518
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 6,909,497
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

Material Fund Change [Text Block]
C000089437
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Institutional Class
Trading Symbol		EIVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$77	0.70%

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,307	$10,420	$10,368
9/30/2014	$10,088	$10,202	$10,154
10/31/2014	$10,329	$10,483	$10,382
11/30/2014	$10,541	$10,737	$10,594
12/31/2014	$10,560	$10,737	$10,659
1/31/2015	$10,187	$10,438	$10,233
2/28/2015	$10,807	$11,043	$10,728
3/31/2015	$10,679	$10,930	$10,582
4/30/2015	$10,862	$10,980	$10,681
5/31/2015	$10,950	$11,132	$10,810
6/30/2015	$10,799	$10,945	$10,594
7/31/2015	$10,966	$11,128	$10,640
8/31/2015	$10,266	$10,457	$10,007
9/30/2015	$9,972	$10,152	$9,705
10/31/2015	$10,799	$10,954	$10,437
11/30/2015	$10,775	$11,014	$10,477
12/31/2015	$10,522	$10,788	$10,251
1/31/2016	$9,850	$10,180	$9,722
2/29/2016	$9,823	$10,176	$9,719
3/31/2016	$10,441	$10,893	$10,419
4/30/2016	$10,531	$10,960	$10,638
5/31/2016	$10,576	$11,156	$10,803
6/30/2016	$10,549	$11,179	$10,897
7/31/2016	$10,827	$11,623	$11,213
8/31/2016	$10,898	$11,653	$11,300
9/30/2016	$10,934	$11,671	$11,276
10/31/2016	$10,719	$11,419	$11,102
11/30/2016	$11,140	$11,930	$11,736
12/31/2016	$11,328	$12,162	$12,029
1/31/2017	$11,483	$12,391	$12,115
2/28/2017	$11,785	$12,852	$12,550
3/31/2017	$11,795	$12,861	$12,422
4/30/2017	$11,824	$12,997	$12,399
5/31/2017	$11,931	$13,130	$12,387
6/30/2017	$12,009	$13,249	$12,589
7/31/2017	$12,329	$13,498	$12,757
8/31/2017	$12,193	$13,524	$12,608
9/30/2017	$12,446	$13,854	$12,981
10/31/2017	$12,572	$14,157	$13,076
11/30/2017	$12,971	$14,586	$13,476
12/31/2017	$13,164	$14,732	$13,673
1/31/2018	$13,906	$15,509	$14,201
2/28/2018	$13,217	$14,937	$13,523
3/31/2018	$12,952	$14,637	$13,285
4/30/2018	$13,080	$14,693	$13,329
5/31/2018	$13,196	$15,108	$13,408
6/30/2018	$13,366	$15,207	$13,442
7/31/2018	$13,928	$15,711	$13,974
8/31/2018	$14,182	$16,263	$14,180
9/30/2018	$14,288	$16,290	$14,208
10/31/2018	$13,525	$15,090	$13,472
11/30/2018	$13,938	$15,393	$13,875
12/31/2018	$12,464	$13,960	$12,542
1/31/2019	$13,490	$15,158	$13,519
2/28/2019	$13,963	$15,691	$13,951
3/31/2019	$14,136	$15,920	$14,039
4/30/2019	$14,816	$16,556	$14,537
5/31/2019	$13,986	$15,485	$13,603
6/30/2019	$14,931	$16,572	$14,579
7/31/2019	$15,243	$16,819	$14,700
8/31/2019	$14,862	$16,476	$14,268
9/30/2019	$15,416	$16,765	$14,777
10/31/2019	$15,496	$17,126	$14,983
11/30/2019	$16,027	$17,777	$15,446
12/31/2019	$16,563	$18,290	$15,871
1/31/2020	$16,037	$18,270	$15,530
2/29/2020	$14,488	$16,774	$14,026
3/31/2020	$12,336	$14,468	$11,629
4/30/2020	$13,604	$16,384	$12,936
5/31/2020	$14,078	$17,260	$13,380
6/30/2020	$14,180	$17,655	$13,291
7/31/2020	$14,654	$18,657	$13,816
8/31/2020	$15,243	$20,009	$14,387
9/30/2020	$14,757	$19,280	$14,034
10/31/2020	$14,462	$18,864	$13,850
11/30/2020	$16,294	$21,159	$15,713
12/31/2020	$16,803	$22,111	$16,315
1/31/2021	$16,426	$22,012	$16,166
2/28/2021	$17,245	$22,700	$17,143
3/31/2021	$18,494	$23,514	$18,151
4/30/2021	$19,209	$24,726	$18,877
5/31/2021	$19,560	$24,839	$19,318
6/30/2021	$19,391	$25,452	$19,097
7/31/2021	$19,638	$25,882	$19,249
8/31/2021	$19,937	$26,620	$19,631
9/30/2021	$19,404	$25,426	$18,948
10/31/2021	$20,614	$27,145	$19,910
11/30/2021	$19,898	$26,732	$19,208
12/31/2021	$20,868	$27,785	$20,420
1/31/2022	$20,313	$26,150	$19,944
2/28/2022	$19,853	$25,491	$19,713
3/31/2022	$20,186	$26,318	$20,269
4/30/2022	$18,838	$23,956	$19,126
5/31/2022	$19,139	$23,924	$19,498
6/30/2022	$17,316	$21,923	$17,794
7/31/2022	$18,663	$23,979	$18,974
8/31/2022	$18,315	$23,084	$18,409
9/30/2022	$16,903	$20,944	$16,795
10/31/2022	$19,012	$22,661	$18,517
11/30/2022	$20,281	$23,844	$19,674
12/31/2022	$19,579	$22,448	$18,881
1/31/2023	$20,344	$23,994	$19,859
2/28/2023	$19,596	$23,433	$19,159
3/31/2023	$19,387	$24,060	$19,071
4/30/2023	$20,013	$24,316	$19,358
5/31/2023	$19,527	$24,411	$18,611
6/30/2023	$20,865	$26,078	$19,848
7/31/2023	$21,404	$27,013	$20,546
8/31/2023	$20,952	$26,491	$19,991
9/30/2023	$20,222	$25,229	$19,220
10/31/2023	$19,857	$24,560	$18,541
11/30/2023	$20,952	$26,851	$19,940
12/31/2023	$22,337	$28,275	$21,045
1/31/2024	$22,570	$28,588	$21,067
2/29/2024	$23,306	$30,136	$21,844
3/31/2024	$24,563	$31,108	$22,936
4/30/2024	$23,701	$29,739	$21,956
5/31/2024	$24,617	$31,144	$22,652
6/30/2024	$24,617	$32,108	$22,439
7/31/2024	$25,784	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Institutional Class	20.46	11.09	9.93
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

AssetsNet		$ 1,329,436,518
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 6,909,497
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

Material Fund Change [Text Block]
C000089436
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Class C
Trading Symbol		EIVCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$199	1.82%

Expenses Paid, Amount		$ 199
Expense Ratio, Percent		1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Line Graph [Table Text Block]
	Class C with Load	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,299	$10,420	$10,368
9/30/2014	$10,075	$10,202	$10,154
10/31/2014	$10,299	$10,483	$10,382
11/30/2014	$10,501	$10,737	$10,594
12/31/2014	$10,511	$10,737	$10,659
1/31/2015	$10,132	$10,438	$10,233
2/28/2015	$10,737	$11,043	$10,728
3/31/2015	$10,600	$10,930	$10,582
4/30/2015	$10,769	$10,980	$10,681
5/31/2015	$10,842	$11,132	$10,810
6/30/2015	$10,681	$10,945	$10,594
7/31/2015	$10,842	$11,128	$10,640
8/31/2015	$10,141	$10,457	$10,007
9/30/2015	$9,834	$10,152	$9,705
10/31/2015	$10,640	$10,954	$10,437
11/30/2015	$10,608	$11,014	$10,477
12/31/2015	$10,349	$10,788	$10,251
1/31/2016	$9,674	$10,180	$9,722
2/29/2016	$9,638	$10,176	$9,719
3/31/2016	$10,241	$10,893	$10,419
4/30/2016	$10,313	$10,960	$10,638
5/31/2016	$10,349	$11,156	$10,803
6/30/2016	$10,313	$11,179	$10,897
7/31/2016	$10,574	$11,623	$11,213
8/31/2016	$10,638	$11,653	$11,300
9/30/2016	$10,656	$11,671	$11,276
10/31/2016	$10,439	$11,419	$11,102
11/30/2016	$10,836	$11,930	$11,736
12/31/2016	$11,015	$12,162	$12,029
1/31/2017	$11,160	$12,391	$12,115
2/28/2017	$11,431	$12,852	$12,550
3/31/2017	$11,431	$12,861	$12,422
4/30/2017	$11,450	$12,997	$12,399
5/31/2017	$11,547	$13,130	$12,387
6/30/2017	$11,605	$13,249	$12,589
7/31/2017	$11,905	$13,498	$12,757
8/31/2017	$11,760	$13,524	$12,608
9/30/2017	$11,992	$13,854	$12,981
10/31/2017	$12,098	$14,157	$13,076
11/30/2017	$12,475	$14,586	$13,476
12/31/2017	$12,643	$14,732	$13,673
1/31/2018	$13,344	$15,509	$14,201
2/28/2018	$12,674	$14,937	$13,523
3/31/2018	$12,412	$14,637	$13,285
4/30/2018	$12,527	$14,693	$13,329
5/31/2018	$12,622	$15,108	$13,408
6/30/2018	$12,768	$15,207	$13,442
7/31/2018	$13,292	$15,711	$13,974
8/31/2018	$13,522	$16,263	$14,180
9/30/2018	$13,617	$16,290	$14,208
10/31/2018	$12,873	$15,090	$13,472
11/30/2018	$13,250	$15,393	$13,875
12/31/2018	$11,839	$13,960	$12,542
1/31/2019	$12,798	$15,158	$13,519
2/28/2019	$13,238	$15,691	$13,951
3/31/2019	$13,384	$15,920	$14,039
4/30/2019	$14,027	$16,556	$14,537
5/31/2019	$13,215	$15,485	$13,603
6/30/2019	$14,106	$16,572	$14,579
7/31/2019	$14,376	$16,819	$14,700
8/31/2019	$14,016	$16,476	$14,268
9/30/2019	$14,523	$16,765	$14,777
10/31/2019	$14,579	$17,126	$14,983
11/30/2019	$15,064	$17,777	$15,446
12/31/2019	$15,548	$18,290	$15,871
1/31/2020	$15,039	$18,270	$15,530
2/29/2020	$13,572	$16,774	$14,026
3/31/2020	$11,546	$14,468	$11,629
4/30/2020	$12,727	$16,384	$12,936
5/31/2020	$13,149	$17,260	$13,380
6/30/2020	$13,236	$17,655	$13,291
7/31/2020	$13,659	$18,657	$13,816
8/31/2020	$14,231	$20,009	$14,387
9/30/2020	$13,758	$19,280	$14,034
10/31/2020	$13,473	$18,864	$13,850
11/30/2020	$15,163	$21,159	$15,713
12/31/2020	$15,623	$22,111	$16,315
1/31/2021	$15,262	$22,012	$16,166
2/28/2021	$16,008	$22,700	$17,143
3/31/2021	$17,139	$23,514	$18,151
4/30/2021	$17,785	$24,726	$18,877
5/31/2021	$18,108	$24,839	$19,318
6/30/2021	$17,934	$25,452	$19,097
7/31/2021	$18,133	$25,882	$19,249
8/31/2021	$18,394	$26,620	$19,631
9/30/2021	$17,885	$25,426	$18,948
10/31/2021	$18,991	$27,145	$19,910
11/30/2021	$18,307	$26,732	$19,208
12/31/2021	$19,179	$27,785	$20,420
1/31/2022	$18,650	$26,150	$19,944
2/28/2022	$18,212	$25,491	$19,713
3/31/2022	$18,499	$26,318	$20,269
4/30/2022	$17,244	$23,956	$19,126
5/31/2022	$17,501	$23,924	$19,498
6/30/2022	$15,824	$21,923	$17,794
7/31/2022	$17,048	$23,979	$18,974
8/31/2022	$16,712	$23,084	$18,409
9/30/2022	$15,425	$20,944	$16,795
10/31/2022	$17,340	$22,661	$18,517
11/30/2022	$18,495	$23,844	$19,674
12/31/2022	$17,850	$22,448	$18,881
1/31/2023	$18,537	$23,994	$19,859
2/28/2023	$17,850	$23,433	$19,159
3/31/2023	$17,658	$24,060	$19,071
4/30/2023	$18,201	$24,316	$19,358
5/31/2023	$17,754	$24,411	$18,611
6/30/2023	$18,968	$26,078	$19,848
7/31/2023	$19,464	$27,013	$20,546
8/31/2023	$19,048	$26,491	$19,991
9/30/2023	$18,377	$25,229	$19,220
10/31/2023	$18,042	$24,560	$18,541
11/30/2023	$19,016	$26,851	$19,940
12/31/2023	$20,276	$28,275	$21,045
1/31/2024	$20,490	$28,588	$21,067
2/29/2024	$21,147	$30,136	$21,844
3/31/2024	$22,282	$31,108	$22,936
4/30/2024	$21,493	$29,739	$21,956
5/31/2024	$22,315	$31,144	$22,652
6/30/2024	$22,298	$32,108	$22,439
7/31/2024	$23,367	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class C	19.16	9.87	8.86
Class C with Load	18.16	9.87	8.86
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

AssetsNet		$ 1,329,436,518
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 6,909,497
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

Material Fund Change [Text Block]
C000089434
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Class A
Trading Symbol		EIVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$116	1.05%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Line Graph [Table Text Block]
	Class A with Load	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$9,425	$10,000	$10,000
8/31/2014	$9,709	$10,420	$10,368
9/30/2014	$9,501	$10,202	$10,154
10/31/2014	$9,723	$10,483	$10,382
11/30/2014	$9,917	$10,737	$10,594
12/31/2014	$9,931	$10,737	$10,659
1/31/2015	$9,579	$10,438	$10,233
2/28/2015	$10,156	$11,043	$10,728
3/31/2015	$10,036	$10,930	$10,582
4/30/2015	$10,201	$10,980	$10,681
5/31/2015	$10,283	$11,132	$10,810
6/30/2015	$10,133	$10,945	$10,594
7/31/2015	$10,291	$11,128	$10,640
8/31/2015	$9,631	$10,457	$10,007
9/30/2015	$9,346	$10,152	$9,705
10/31/2015	$10,118	$10,954	$10,437
11/30/2015	$10,096	$11,014	$10,477
12/31/2015	$9,852	$10,788	$10,251
1/31/2016	$9,220	$10,180	$9,722
2/29/2016	$9,187	$10,176	$9,719
3/31/2016	$9,768	$10,893	$10,419
4/30/2016	$9,844	$10,960	$10,638
5/31/2016	$9,886	$11,156	$10,803
6/30/2016	$9,860	$11,179	$10,897
7/31/2016	$10,113	$11,623	$11,213
8/31/2016	$10,180	$11,653	$11,300
9/30/2016	$10,206	$11,671	$11,276
10/31/2016	$10,004	$11,419	$11,102
11/30/2016	$10,391	$11,930	$11,736
12/31/2016	$10,568	$12,162	$12,029
1/31/2017	$10,714	$12,391	$12,115
2/28/2017	$10,978	$12,852	$12,550
3/31/2017	$10,987	$12,861	$12,422
4/30/2017	$11,014	$12,997	$12,399
5/31/2017	$11,114	$13,130	$12,387
6/30/2017	$11,178	$13,249	$12,589
7/31/2017	$11,478	$13,498	$12,757
8/31/2017	$11,342	$13,524	$12,608
9/30/2017	$11,579	$13,854	$12,981
10/31/2017	$11,688	$14,157	$13,076
11/30/2017	$12,052	$14,586	$13,476
12/31/2017	$12,222	$14,732	$13,673
1/31/2018	$12,915	$15,509	$14,201
2/28/2018	$12,272	$14,937	$13,523
3/31/2018	$12,025	$14,637	$13,285
4/30/2018	$12,133	$14,693	$13,329
5/31/2018	$12,242	$15,108	$13,408
6/30/2018	$12,391	$15,207	$13,442
7/31/2018	$12,905	$15,711	$13,974
8/31/2018	$13,132	$16,263	$14,180
9/30/2018	$13,241	$16,290	$14,208
10/31/2018	$12,519	$15,090	$13,472
11/30/2018	$12,895	$15,393	$13,875
12/31/2018	$11,530	$13,960	$12,542
1/31/2019	$12,473	$15,158	$13,519
2/28/2019	$12,912	$15,691	$13,951
3/31/2019	$13,062	$15,920	$14,039
4/30/2019	$13,695	$16,556	$14,537
5/31/2019	$12,912	$15,485	$13,603
6/30/2019	$13,791	$16,572	$14,579
7/31/2019	$14,070	$16,819	$14,700
8/31/2019	$13,716	$16,476	$14,268
9/30/2019	$14,220	$16,765	$14,777
10/31/2019	$14,284	$17,126	$14,983
11/30/2019	$14,777	$17,777	$15,446
12/31/2019	$15,264	$18,290	$15,871
1/31/2020	$14,778	$18,270	$15,530
2/29/2020	$13,341	$16,774	$14,026
3/31/2020	$11,359	$14,468	$11,629
4/30/2020	$12,522	$16,384	$12,936
5/31/2020	$12,950	$17,260	$13,380
6/30/2020	$13,045	$17,655	$13,291
7/31/2020	$13,472	$18,657	$13,816
8/31/2020	$14,018	$20,009	$14,387
9/30/2020	$13,555	$19,280	$14,034
10/31/2020	$13,282	$18,864	$13,850
11/30/2020	$14,968	$21,159	$15,713
12/31/2020	$15,426	$22,111	$16,315
1/31/2021	$15,078	$22,012	$16,166
2/28/2021	$15,823	$22,700	$17,143
3/31/2021	$16,951	$23,514	$18,151
4/30/2021	$17,599	$24,726	$18,877
5/31/2021	$17,935	$24,839	$19,318
6/30/2021	$17,767	$25,452	$19,097
7/31/2021	$17,983	$25,882	$19,249
8/31/2021	$18,260	$26,620	$19,631
9/30/2021	$17,755	$25,426	$18,948
10/31/2021	$18,860	$27,145	$19,910
11/30/2021	$18,200	$26,732	$19,208
12/31/2021	$19,092	$27,785	$20,420
1/31/2022	$18,566	$26,150	$19,944
2/28/2022	$18,143	$25,491	$19,713
3/31/2022	$18,435	$26,318	$20,269
4/30/2022	$17,208	$23,956	$19,126
5/31/2022	$17,471	$23,924	$19,498
6/30/2022	$15,806	$21,923	$17,794
7/31/2022	$17,033	$23,979	$18,974
8/31/2022	$16,697	$23,084	$18,409
9/30/2022	$15,411	$20,944	$16,795
10/31/2022	$17,325	$22,661	$18,517
11/30/2022	$18,479	$23,844	$19,674
12/31/2022	$17,834	$22,448	$18,881
1/31/2023	$18,520	$23,994	$19,859
2/28/2023	$17,834	$23,433	$19,159
3/31/2023	$17,642	$24,060	$19,071
4/30/2023	$18,185	$24,316	$19,358
5/31/2023	$17,738	$24,411	$18,611
6/30/2023	$18,951	$26,078	$19,848
7/31/2023	$19,446	$27,013	$20,546
8/31/2023	$19,031	$26,491	$19,991
9/30/2023	$18,361	$25,229	$19,220
10/31/2023	$18,025	$24,560	$18,541
11/30/2023	$18,999	$26,851	$19,940
12/31/2023	$20,258	$28,275	$21,045
1/31/2024	$20,471	$28,588	$21,067
2/29/2024	$21,128	$30,136	$21,844
3/31/2024	$22,262	$31,108	$22,936
4/30/2024	$21,473	$29,739	$21,956
5/31/2024	$22,295	$31,144	$22,652
6/30/2024	$22,278	$32,108	$22,439
7/31/2024	$23,346	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class A	20.05	10.66	9.49
Class A with Load	13.15	9.36	8.85
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

AssetsNet		$ 1,329,436,518
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 6,909,497
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

Material Fund Change [Text Block]
C000092797
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Administrator Class
Trading Symbol		EIVDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$100	0.91%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund made minor changes to sector positioning, with an increase in its weight in financials, specifically global systemically important banks, while reducing its weight in health care and communication services, as reward/risk ratios dictated. AerCap Holdings N.V. was the largest relative contributor and is the world’s largest aircraft and engine leasing business, with unrivaled advantages in customer relationships, purchasing power, and market information, which we believe should lead to outsized cash flow growth over time.

The largest detractor was Humana Inc., as management lowered guidance due to pricing set for 2024 not appearing to be sufficient to offset the margin pressure from higher costs across the industry. We believe Humana will be able start to recover this margin compression, just as it has managed successfully through prior periods, as the company maintains a strong underlying cash flow profile.

Line Graph [Table Text Block]
	Administrator Class	Russell 3000® Index	Russell 1000® Value Index
7/31/2014	$10,000	$10,000	$10,000
8/31/2014	$10,305	$10,420	$10,368
9/30/2014	$10,085	$10,202	$10,154
10/31/2014	$10,327	$10,483	$10,382
11/30/2014	$10,533	$10,737	$10,594
12/31/2014	$10,550	$10,737	$10,659
1/31/2015	$10,182	$10,438	$10,233
2/28/2015	$10,788	$11,043	$10,728
3/31/2015	$10,665	$10,930	$10,582
4/30/2015	$10,842	$10,980	$10,681
5/31/2015	$10,934	$11,132	$10,810
6/30/2015	$10,773	$10,945	$10,594
7/31/2015	$10,942	$11,128	$10,640
8/31/2015	$10,243	$10,457	$10,007
9/30/2015	$9,944	$10,152	$9,705
10/31/2015	$10,765	$10,954	$10,437
11/30/2015	$10,742	$11,014	$10,477
12/31/2015	$10,485	$10,788	$10,251
1/31/2016	$9,813	$10,180	$9,722
2/29/2016	$9,779	$10,176	$9,719
3/31/2016	$10,399	$10,893	$10,419
4/30/2016	$10,485	$10,960	$10,638
5/31/2016	$10,528	$11,156	$10,803
6/30/2016	$10,502	$11,179	$10,897
7/31/2016	$10,769	$11,623	$11,213
8/31/2016	$10,838	$11,653	$11,300
9/30/2016	$10,872	$11,671	$11,276
10/31/2016	$10,657	$11,419	$11,102
11/30/2016	$11,079	$11,930	$11,736
12/31/2016	$11,264	$12,162	$12,029
1/31/2017	$11,413	$12,391	$12,115
2/28/2017	$11,701	$12,852	$12,550
3/31/2017	$11,710	$12,861	$12,422
4/30/2017	$11,747	$12,997	$12,399
5/31/2017	$11,850	$13,130	$12,387
6/30/2017	$11,915	$13,249	$12,589
7/31/2017	$12,240	$13,498	$12,757
8/31/2017	$12,101	$13,524	$12,608
9/30/2017	$12,351	$13,854	$12,981
10/31/2017	$12,472	$14,157	$13,076
11/30/2017	$12,863	$14,586	$13,476
12/31/2017	$13,050	$14,732	$13,673
1/31/2018	$13,785	$15,509	$14,201
2/28/2018	$13,100	$14,937	$13,523
3/31/2018	$12,838	$14,637	$13,285
4/30/2018	$12,959	$14,693	$13,329
5/31/2018	$13,070	$15,108	$13,408
6/30/2018	$13,241	$15,207	$13,442
7/31/2018	$13,785	$15,711	$13,974
8/31/2018	$14,037	$16,263	$14,180
9/30/2018	$14,148	$16,290	$14,208
10/31/2018	$13,382	$15,090	$13,472
11/30/2018	$13,785	$15,393	$13,875
12/31/2018	$12,329	$13,960	$12,542
1/31/2019	$13,343	$15,158	$13,519
2/28/2019	$13,801	$15,691	$13,951
3/31/2019	$13,965	$15,920	$14,039
4/30/2019	$14,641	$16,556	$14,537
5/31/2019	$13,812	$15,485	$13,603
6/30/2019	$14,750	$16,572	$14,579
7/31/2019	$15,055	$16,819	$14,700
8/31/2019	$14,684	$16,476	$14,268
9/30/2019	$15,218	$16,765	$14,777
10/31/2019	$15,295	$17,126	$14,983
11/30/2019	$15,818	$17,777	$15,446
12/31/2019	$16,344	$18,290	$15,871
1/31/2020	$15,827	$18,270	$15,530
2/29/2020	$14,286	$16,774	$14,026
3/31/2020	$12,168	$14,468	$11,629
4/30/2020	$13,420	$16,384	$12,936
5/31/2020	$13,877	$17,260	$13,380
6/30/2020	$13,973	$17,655	$13,291
7/31/2020	$14,431	$18,657	$13,816
8/31/2020	$15,020	$20,009	$14,387
9/30/2020	$14,539	$19,280	$14,034
10/31/2020	$14,238	$18,864	$13,850
11/30/2020	$16,043	$21,159	$15,713
12/31/2020	$16,545	$22,111	$16,315
1/31/2021	$16,179	$22,012	$16,166
2/28/2021	$16,972	$22,700	$17,143
3/31/2021	$18,191	$23,514	$18,151
4/30/2021	$18,898	$24,726	$18,877
5/31/2021	$19,252	$24,839	$19,318
6/30/2021	$19,081	$25,452	$19,097
7/31/2021	$19,300	$25,882	$19,249
8/31/2021	$19,605	$26,620	$19,631
9/30/2021	$19,069	$25,426	$18,948
10/31/2021	$20,264	$27,145	$19,910
11/30/2021	$19,556	$26,732	$19,208
12/31/2021	$20,510	$27,785	$20,420
1/31/2022	$19,952	$26,150	$19,944
2/28/2022	$19,497	$25,491	$19,713
3/31/2022	$19,820	$26,318	$20,269
4/30/2022	$18,497	$23,956	$19,126
5/31/2022	$18,777	$23,924	$19,498
6/30/2022	$16,984	$21,923	$17,794
7/31/2022	$18,321	$23,979	$18,974
8/31/2022	$17,969	$23,084	$18,409
9/30/2022	$16,573	$20,944	$16,795
10/31/2022	$18,644	$22,661	$18,517
11/30/2022	$19,893	$23,844	$19,674
12/31/2022	$19,201	$22,448	$18,881
1/31/2023	$19,937	$23,994	$19,859
2/28/2023	$19,201	$23,433	$19,159
3/31/2023	$18,993	$24,060	$19,071
4/30/2023	$19,585	$24,316	$19,358
5/31/2023	$19,105	$24,411	$18,611
6/30/2023	$20,417	$26,078	$19,848
7/31/2023	$20,945	$27,013	$20,546
8/31/2023	$20,513	$26,491	$19,991
9/30/2023	$19,777	$25,229	$19,220
10/31/2023	$19,441	$24,560	$18,541
11/30/2023	$20,481	$26,851	$19,940
12/31/2023	$21,838	$28,275	$21,045
1/31/2024	$22,068	$28,588	$21,067
2/29/2024	$22,777	$30,136	$21,844
3/31/2024	$24,012	$31,108	$22,936
4/30/2024	$23,155	$29,739	$21,956
5/31/2024	$24,045	$31,144	$22,652
6/30/2024	$24,045	$32,108	$22,439
7/31/2024	$25,198	$32,705	$23,586

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Administrator Class	20.31	10.85	9.68
Russell 3000® Index	21.07	14.23	12.58
Russell 1000® Value Index	14.80	9.92	8.96

KEY FUND STATISTICS

Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

AssetsNet		$ 1,329,436,518
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 6,909,497
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]
Total net assets	$1,329,436,518
# of portfolio holdings	47
Portfolio turnover rate	36%
Total advisory fees paid	$6,909,497

Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Berkshire Hathaway, Inc. Class B	4.0
Alphabet, Inc. Class C	3.6
CBRE Group, Inc. Class A	3.6
Intercontinental Exchange, Inc.	3.5
Canadian Pacific Kansas City Ltd.	3.5
Citigroup, Inc.	3.5
AerCap Holdings NV	3.4
JPMorgan Chase & Co.	3.2
NextEra Energy, Inc.	3.1
General Motors Co.	2.9

Material Fund Change [Text Block]